                              REGISTRATION Nos. 2-89971
                                                811-3990
------------------------------------------------------------------------------
------------------------------------------------------------------------------
                         SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C.  20549
                                     FORM N-1A
     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                                                                 ---
          PRE-EFFECTIVE AMENDMENT NO.
                                        ----                     ---
          POST-EFFECTIVE AMENDMENT NO.   15                       X
                                        ----                     ---
                                       AND/OR
                REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                    ACT OF 1940                  ---
           AMENDMENT NO.  16                                      X
                         ----                                    ---

                       NORTHWESTERN MUTUAL SERIES FUND, INC.
                 (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                             720 EAST WISCONSIN AVENUE
                            MILWAUKEE, WISCONSIN  53202
                      (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

                                   (414) 271-1444
                          (REGISTRANT'S TELEPHONE NUMBER)

                           MERRILL C. LUNDBERG, SECRETARY
                             720 EAST WISCONSIN AVENUE
                            MILWAUKEE, WISCONSIN  53202
                      (NAME AND ADDRESS OF AGENT FOR SERVICE)




IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX)


     [  ] IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)
     [X ] ON APRIL 30, 1998 PURSUANT TO PARAGRAPH (b)
     [  ] 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1)
     [  ] ON (DATE) PURSUANT TO PARAGRAPH (a)(1)
     [  ] 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2)
     [  ] ON (DATE) PURSUANT TO PARAGRAPH (a)(2) OF RULE 485
     [  ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A
          PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

------------------------------------------------------------------------------
------------------------------------------------------------------------------

                                NORTHWESTERN MUTUAL
                                 SERIES FUND, INC.

                  -----------------------------------------------


                               CROSS REFERENCE SHEET

          Cross reference sheet showing location in Prospectus of information required by the Items in Part A of Form N-1A.

          ITEM NUMBER              HEADING IN PROSPECTUS

               1                     Cover Page

               2                     Synopsis

               3                     Condensed Financial
                                     Information

               4                     Investment Objectives
                                       and Policies,
                                       Capital Stock

               5                     Management of the Fund

               5A                    *

               6                     Capital Stock, Taxes
                                        and Dividends

               7                     Offering and Redemption of
                                       Shares

               8                     Offering and Redemption of
                                       Shares

               9                     *

-----------------------------------------------------------------------

* Indicates inapplicable or negative

                                        [LOGO]

------------------------------------------------------------------------------

                        NORTHWESTERN MUTUAL SERIES FUND, INC.
            (Formerly Northwestern Mutual Variable Life Series Fund, Inc.)

                       A Series Fund Offering Nine Portfolios

        AGGRESSIVE GROWTH STOCK PORTFOLIO    INDEX 500 STOCK PORTFOLIO
        INTERNATIONAL EQUITY PORTFOLIO       BALANCED PORTFOLIO
        GROWTH STOCK PORTFOLIO               HIGH YIELD BOND PORTFOLIO
        GROWTH AND INCOME STOCK PORTFOLIO    SELECT BOND PORTFOLIO
                                MONEY MARKET PORTFOLIO

------------------------------------------------------------------------------

THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION ABOUT THE FUND THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. ADDITIONAL INFORMATION ABOUT THE FUND HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IN A STATEMENT OF ADDITIONAL INFORMATION WHICH IS INCORPORATED HEREIN BY REFERENCE. THE STATEMENT OF ADDITIONAL INFORMATION IS AVAILABLE UPON REQUEST AND WITHOUT CHARGE FROM THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY, 720 EAST WISCONSIN AVENUE, MILWAUKEE, WISCONSIN 53202, TELEPHONE NUMBER (414) 271-1444.

SHARES OF THE FUND ARE OFFERED WITHOUT FEES OR CHARGES FOR SALES EXPENSES, BUT THE SHARES ARE AVAILABLE ONLY FOR PURCHASE BY VARIABLE ANNUITY AND VARIABLE LIFE INSURANCE SEPARATE ACCOUNTS OF THE NORTHWESTERN MUTUAL LIFE INSURANCE COMPANY. ALL FEES AND CHARGES ASSOCIATED WITH THE VARIABLE ANNUITY CONTRACTS OR VARIABLE LIFE INSURANCE POLICIES, INCLUDING CHARGES FOR SALES EXPENSES, ARE DESCRIBED IN THE ATTACHED SEPARATE ACCOUNT PROSPECTUS.

AN INVESTMENT IN THE MONEY MARKET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



The Date of this Prospectus is April 30, 1998.




The Date of the Statement of Additional Information is April 30, 1998.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND IN THE STATEMENT OF ADDITIONAL INFORMATION.


CONTENTS

                                               PAGE
Synopsis . . . . . . . . . . . . . . . . . . . . 2
Condensed Financial Information. . . . . . . . . 3
 Financial Highlights. . . . . . . . . . . . . . 4
Investment Objectives and Policies . . . . . . . 5
  Aggressive Growth Stock Portfolio. . . . . . . 6
  International Equity Portfolio . . . . . . . . 6
  Growth Stock Portfolio . . . . . . . . . . . . 6
  Growth and Income Stock Portfolio. . . . . . . 7
  Index 500 Stock Portfolio. . . . . . . . . . . 8
  Balanced Portfolio . . . . . . . . . . . . . . 8
  High Yield Bond Portfolio. . . . . . . . . . . 9
  Select Bond Portfolio. . . . . . . . . . . . .10
  Money Market Portfolio . . . . . . . . . . . .11
Financial Futures Contracts. . . . . . . . . . .12
 Eurodollar Certificates of Deposit. . . . . . .12
 Repurchase Agreements and Warrants. . . . . . .12
Investment Restrictions. . . . . . . . . . . . .13
Management of the Fund . . . . . . . . . . . . .13
 Portfolio Managers. . . . . . . . . . . . . . .13
 Investment Advisory Fees and Other Expenses . .14
 Portfolio Transactions. . . . . . . . . . . . .15
Capital Stock. . . . . . . . . . . . . . . . . .15
Taxes and Dividends. . . . . . . . . . . . . . .15
Offering and Redemption of Shares. . . . . . . .16


-------------------------------------------------------------------------------
SYNOPSIS

Northwestern Mutual Series Fund, Inc. ("Fund") is an open-end diversified management investment company. The Fund is composed of nine separate portfolios which operate as separate mutual funds. The portfolios are the Aggressive Growth Stock Portfolio, the International Equity Portfolio, the Growth Stock Portfolio, the Growth and Income Stock Portfolio, the Index 500 Stock Portfolio, the Balanced Portfolio, the High Yield Bond Portfolio, the Select Bond Portfolio and the Money Market Portfolio ("Portfolios").

The investment objective of the Aggressive Growth Stock Portfolio is to achieve long-term appreciation of capital primarily by investing in the common stocks of companies which can reasonably be expected to increase their sales and earnings at a pace which will exceed the growth rate of the nation's economy over an extended period.

The investment objective of the International Equity Portfolio is long-term capital growth. It pursues its objective through a flexible policy of investing in stocks and debt securities of companies and governments outside the United States.

The investment objective of the Growth Stock Portfolio is long-term growth of capital; current income is secondary. The Portfolio will seek to achieve this objective by selecting investments in companies which have above average earnings growth potential.

The investment objectives of the Growth and Income Stock Portfolio are long-term growth of capital and income. Ordinarily the Portfolio pursues its investment objectives by investing primarily in dividend-paying common stock.

The investment objective of the Index 500 Stock Portfolio is to achieve investment results that approximate the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The Portfolio will attempt to meet this objective by investing in stocks included in the S&P 500 Index.



The investment objective of the Balanced Portfolio is to realize as high a level of long-term total rate of return as is consistent with prudent investment risk. Total rate of return consists of current income, including dividends, interest and discount accruals, and capital appreciation. The assets of the Balanced Portfolio will be invested in the stock, bond and money market sectors as described for the Index 500 Stock, Select Bond and Money Market Portfolios, respectively. The mix of investments among the three market sectors will be adjusted continuously.


The investment objective of the High Yield Bond Portfolio is to achieve high current income and capital appreciation by investing primarily in fixed income securities that are rated below investment grade by the major rating agencies. High yield fixed income securities are commonly known as "junk bonds".

The primary investment objective of the Select Bond Portfolio is to provide as high a level of long-term total rate of return as is consistent with prudent investment risk. Total rate of return consists of current income, including interest and discount accruals, and capital appreciation. A secondary objective is to seek preservation of shareholders' capital. The Select Bond Portfolio's assets will be invested primarily in bonds and other debt securities with maturities generally exceeding one year.

The investment objective of the Money Market Portfolio is to realize maximum current income consistent with liquidity and stability of capital. The assets of the Money Market Portfolio will be invested in money market instruments and other debt securities with maturities generally not exceeding one year.

There can be no assurance that the investment objectives of any of the Portfolios will be realized. See "Investment Objectives and Policies", p. 5.

The Fund issues a separate class of common stock for each Portfolio. Shares of the Fund are presently offered only to The Northwestern Mutual Life Insurance Company ("Northwestern Mutual Life") and its separate investment accounts created (or to be created in the future) pursuant to Wisconsin insurance laws. Shares of each Portfolio are both offered and redeemed at their net asset value without the addition of any sales load or redemption charge. See "Offering and Redemption of Shares", p. 16.

The investment adviser to the Fund is Northwestern Mutual Investment Services, Inc. ("NMIS"), a wholly-owned subsidiary of Northwestern Mutual Life. Northwestern Mutual Life provides personnel and facilities utilized by NMIS in performing its investment advisory functions, and is a party to the investment advisory agreement between NMIS and the Fund. NMIS is paid a monthly investment advisory fee based on the average daily net asset value of each Portfolio. The Fund also pays all interest charges, brokerage commissions, taxes, and extraordinary expenses incurred in connection with the operation of the Fund. Six of the Portfolios bear their own expenses for audit and custodial services. See "Management of the Fund", p. 13.

-------------------------------------------------------------------------------
CONDENSED FINANCIAL INFORMATION



The following information on financial highlights as it relates to each of the years in the five-year period ended December 31, 1997 has been audited by Price Waterhouse LLP, independent accountants. This information should be read in conjunction with the financial statements and notes thereto which appear in the Statement of Additional Information. Further information about the performance of the Fund is contained in the Fund's annual report to shareholders which may be obtained without charge.

FINANCIAL HIGHLIGHTS
(FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)



                                  NET REALIZED
                NET                   AND                              DISTRIBUTIONS
               ASSET               UNREALIZED     TOTAL     DIVIDENDS    FROM  NET
               VALUE,      NET        GAIN        FROM       FROM NET    REALIZED
             BEGINNING  INVESTMENT  (LOSS) ON   INVESTMENT  INVESTMENT   GAIN ON
              OF YEAR     INCOME   INVESTMENTS  OPERATIONS    INCOME    INVESTMENTS
------------------------------------------------------------------------------------------
Aggressive Growth Stock Portfolio
 *1990 . . .   $1.00    $  .01    $  .01      $  .02       $(.01)      $ --
 *1991 . . .    1.01       .01       .56         .57        (.01)       (.02)
 *1992 . . .    1.55       .01       .09         .10        (.01)        --
 *1993 . . .    1.64        --       .31         .31          --        (.03)
**1994 . . .    1.91        --       .09         .09          --         --
  1995 . . .    2.00        --       .78         .78          --        (.01)
  1996 . . .    2.77        --       .49         .49          --        (.11)
  1997 . . .    3.15        --       .39         .39          --        (.20)
------------------------------------------------------------------------------------------
International Equity Portfolio
 *1993 . . .   $1.00    $  .01    $  .23      $  .24       $(.01)      $ --
**1994 . . .    1.22       .02      (.02)         --        (.02)       (.01)
  1995 . . .    1.19       .04       .13         .17          --        (.01)
  1996 . . .    1.35       .04       .24         .28        (.03)       (.04)
  1997 . . .    1.56       .04       .15         .19        (.04)       (.02)
------------------------------------------------------------------------------------------
Growth Stock Portfolio
**1994 . . .   $1.00    $  .01     $  --      $  .01       $(.01)      $ --
  1995 . . .    1.00       .02       .28         .30        (.02)       (.02)
  1996 . . .    1.26       .02       .25         .27        (.02)       (.05)
  1997 . . .    1.46       .02       .42         .44        (.02)       (.07)
------------------------------------------------------------------------------------------
Growth and Income Stock Portfolio
**1994 . . .   $1.00    $  .01    $ (.01)     $   --       $(.01)      $(.01)
  1995 . . .    0.98       .02       .29         .31        (.02)       (.06)
  1996 . . .    1.21       .02       .23         .25        (.02)       (.12)
  1997 . . .    1.32       .01       .37         .38        (.01)       (.36)
------------------------------------------------------------------------------------------
Index 500 Stock Portfolio
 *1988 . . .   $1.00      $.04      $.05        $.09       $(.04)      $ --
 *1989 . . .    1.05       .04       .14         .18        (.04)       (.07)
 *1990 . . .    1.12       .04      (.08)       (.04)       (.04)        --
 *1991 . . .    1.04       .03       .27         .30        (.03)        --
 *1992 . . .    1.31       .03       .03         .06        (.03)       (.01)
  1993 . . .    1.33       .04       .09         .13        (.03)       (.14)
  1994 . . .    1.29       .03      (.01)        .02        (.03)       (.01)
  1995 . . .    1.27       .04       .42         .46        (.01)        --
  1996 . . .    1.72       .04       .35         .39        (.02)       (.03)
  1997 . . .    2.06       .04       .62         .66        (.04)       (.04)
------------------------------------------------------------------------------------------
Balanced Portfolio
 *1988 . . .   $1.15      $.07      $.02      $  .09       $(.07)      $ --
 *1989 . . .    1.17       .07       .12         .19        (.08)       (.04)
 *1990 . . .    1.24       .07      (.05)        .02        (.07)        --
 *1991 . . .    1.19       .07       .21         .28        (.07)        --
 *1992 . . .    1.40       .06       .01         .07        (.06)       (.02)
  1993 . . .    1.39       .06       .09         .15        (.07)       (.14)
  1994 . . .    1.33       .04      (.05)       (.01)         --        (.01)
  1995 . . .    1.31       .07       .27         .34        (.04)       (.01)
  1996 . . .    1.60       .06       .15         .21        (.06)       (.03)
  1997 . . .    1.72       .07       .28         .35        (.06)       (.02)
------------------------------------------------------------------------------------------
High Yield Bond Portfolio
**1994 . . .   $1.00    $  .06     $(.03)     $  .03       $(.06)      $ --
  1995 . . .    0.97       .10       .07         .17        (.10)       (.01)
  1996 . . .    1.03       .09       .10         .19        (.09)       (.03)
  1997 . . .    1.10       .11       .06         .17        (.14)       (.07)

------------------------------------------------------------------------------------------

                                              RATIO
                                              OF NET
                NET               RATIO OF  INVESTMENT
               ASSET              EXPENSES    INCOME                  NET
               VALUE,               TO      (LOSS) TO   PORTFOLIO    ASSETS,      AVERAGE
                END    TOTAL      AVERAGE     AVERAGE    TURNOVER  END OF YEAR   COMMISSION
              OF YEAR  RETURN +  NET ASSETS  NET ASSETS    RATE     (THOUSANDS)     RATE #
------------------------------------------------------------------------------------------
Aggressive Growth Stock Portfolio
 *1990 . . .   $1.01      1.89%++   0.07%       0.50%         -- %  $  10,516     $ --
 *1991 . . .    1.55     56.00      0.84        0.69        44.28      53,828       --
 *1992 . . .    1.64      5.95      0.75        0.39        81.96     127,964       --
 *1993 . . .    1.92     19.11      0.66        0.05        63.63     195,810       --
**1994 . . .    2.00      4.47++    0.58^       0.29^       21.54     327,096       --
  1995 . . .    2.77     39.29      0.56        0.13        37.84     577,014       --
  1996 . . .    3.15     17.70      0.54       (0.03)       47.25     871,926     .0513
  1997 . . .    3.34     13.86      0.53        0.06        57.27   1,067,068     .0499
------------------------------------------------------------------------------------------
International Equity Portfolio
 *1993 . . .   $1.23     24.64%++   0.70%       1.14%        3.62%   $140,410     $ --
**1994 . . .    1.19     0.11++     0.87^       2.28^       10.97     292,533       --
  1995 . . .    1.35     14.57      0.85        2.68        26.71     342,127       --
  1996 . . .    1.56     21.01      0.81        3.02        17.07     505,189     .0151
  1997 . . .    1.69     12.28      0.77        2.75        16.74     659,850    .00009
------------------------------------------------------------------------------------------
Growth Stock Portfolio
**1994 . . .   $1.00      1.55%++   0.71%^      2.30%^      16.51%  $  41,868     $ --
  1995 . . .    1.26     30.82      0.61        1.77        46.83      85,557       --
  1996 . . .    1.46     20.91      0.57        1.41        37.61     170,482     .0629
  1997 . . .    1.81     29.85      0.49        1.24        33.20     243,071     .0559
------------------------------------------------------------------------------------------
Growth and Income Stock Portfolio
**1994 . . .   $0.98      0.34%++   0.78%^      1.93%^      54.18%  $  64,700     $ --
  1995 . . .    1.21     31.12      0.69        1.68        80.00     136,923       --
  1996 . . .    1.32     19.97      0.62        1.44        93.92     234,184     .0515
  1997 . . .    1.33     30.03      0.60        1.04       144.52     371,935     .0453
------------------------------------------------------------------------------------------
Index 500 Stock Portfolio
 *1988 . . .   $1.05      8.83      0.30        3.76       106.31     $11,414     $ --
 *1989 . . .    1.12     18.39      0.30        3.34       152.13       9,833       --
 *1990 . . .    1.04     (4.32)     0.30        3.70        80.07       9,516       --
 *1991 . . .    1.31     29.78      0.30        2.88        40.16      14,115       --
 *1992 . . .    1.33      4.54      0.30        2.61        39.93      17,288       --
  1993 . . .    1.29      9.90      0.30        2.55        62.69      25,479       --
  1994 . . .    1.27      1.21      0.24        3.10         5.59     316,123       --
  1995 . . .    1.72     37.25      0.21        2.51         3.19     495,133       --
  1996 . . .    2.06     22.75      0.21        2.27         3.45     740,066     .0306
  1997 . . .    2.64     33.20      0.21        1.86         3.15   1,152,857     .0304
------------------------------------------------------------------------------------------
Balanced Portfolio
 *1988 . . .   $1.17      8.08      0.30        5.80        74.51   $  39,156     $ --
 *1989 . . .    1.24     15.66      0.30        5.87       140.55      41,226       --
 *1990 . . .    1.19      1.53      0.30        6.07        72.89      42,839       --
 *1991 . . .    1.40     23.33      0.30        5.11        55.46      57,269       --
 *1992 . . .    1.39      5.61      0.30        4.45        43.28      66,006       --
  1993 . . .    1.33      9.91      0.30        4.24        70.91      68,910       --
  1994 . . .    1.31      0.16      0.30        4.78        42.35   1,727,127       --
  1995 . . .    1.60     26.39      0.30        4.40        37.28   2,083,289       --
  1996 . . .    1.72     13.45      0.30        3.95        67.66   2,326,234     .0320
  1997 . . .    1.99     21.52      0.30        3.70        29.94   2,788,494     .0310
------------------------------------------------------------------------------------------
High Yield Bond Portfolio
**1994 . . .   $0.97      3.02%++   0.73%^      9.40%^     119.48%  $  35,537     $ --
  1995 . . .    1.03     16.78      0.65        9.90       116.57      55,974       --
  1996 . . .    1.10     19.77      0.60        9.54       143.92      93,878       --
  1997 . . .    1.06     15.85      0.55        9.95       129.49     153,038       --
------------------------------------------------------------------------------------------



*   Not covered by current report of independent accountants.
** For the period of May 3, 1994 (commencement of operations) through December 31, 1994.
+ Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees.
++  Reflects total return for the period; not annualized.
^   Computed on an annualized basis.
#   Disclosure required for fiscal years beginning after September 1, 1995.

FINANCIAL HIGHLIGHTS . . . CONTINUED
(FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)


                                  NET REALIZED
                NET                   AND                              DISTRIBUTIONS
               ASSET               UNREALIZED     TOTAL     DIVIDENDS    FROM  NET
               VALUE,      NET        GAIN        FROM       FROM NET    REALIZED
             BEGINNING  INVESTMENT  (LOSS) ON   INVESTMENT  INVESTMENT   GAIN ON
              OF YEAR     INCOME   INVESTMENTS  OPERATIONS    INCOME    INVESTMENTS
------------------------------------------------------------------------------------------
Select Bond Portfolio
 *1988 . . .   $1.07      $.09    $   --        $.09       $(.09)      $ --
 *1989 . . .    1.07       .10       .05         .15        (.09)       (.02)
 *1990 . . .    1.11       .09      (.01)        .08        (.09)       (.01)
 *1991 . . .    1.09       .09       .09         .18        (.09)        --
 *1992 . . .    1.18       .09        --         .09        (.09)       (.04)
  1993 . . .    1.14       .08       .05         .13        (.08)       (.04)
  1994 . . .    1.15       .06      (.09)       (.03)       (.06)        --
  1995 . . .    1.06       .07       .13         .20        (.03)        --
  1996 . . .    1.23       .07      (.04)        .03        (.04)        --
  1997 . . .    1.22       .08       .04         .12        (.08)        --
------------------------------------------------------------------------------------------
Money Market Portfolio
 *1988 . . . $  1.00    $  .07    $   --      $  .07       $(.07)      $ --
 *1989 . . .    1.00       .09        --         .09        (.09)        --
 *1990 . . .    1.00       .08        --         .08        (.08)        --
 *1991 . . .    1.00       .06        --         .06        (.06)        --
 *1992 . . .    1.00       .03        --         .03        (.03)        --
  1993 . . .    1.00       .03        --         .03        (.03)        --
  1994 . . .    1.00       .05        --         .05        (.05)        --
  1995 . . .    1.00       .06        --         .06        (.06)        --
  1996 . . .    1.00       .05        --         .05        (.05)        --
  1997 . . .    1.00       .05        --         .05        (.05)        --
------------------------------------------------------------------------------------------

                                              RATIO
                                              OF NET
                NET               RATIO OF  INVESTMENT
               ASSET              EXPENSES    INCOME                  NET
               VALUE,               TO      (LOSS) TO   PORTFOLIO    ASSETS,      AVERAGE
                END    TOTAL      AVERAGE     AVERAGE    TURNOVER  END OF YEAR   COMMISSION
              OF YEAR  RETURN +  NET ASSETS  NET ASSETS    RATE     (THOUSANDS)     RATE #
------------------------------------------------------------------------------------------
Select Bond Portfolio
 *1988 . . .   $1.07      8.22      0.30        8.35       113.31    $  9,208     $  --
 *1989 . . .    1.11     14.16      0.30        8.51       131.41      11,203        --
 *1990 . . .    1.09      8.10      0.30        8.50        33.14      12,124        --
 *1991 . . .    1.18     17.32      0.30        8.11        60.88      14,703        --
 *1992 . . .    1.14      7.74      0.30        7.52        63.29      15,851        --
  1993 . . .    1.15     10.81      0.30        6.40        67.69      17,485        --
  1994 . . .    1.06     (2.28)     0.30        7.02       108.00     158,508        --
  1995 . . .    1.23     19.10      0.30        6.61        69.06     198,142        --
  1996 . . .    1.22      3.31      0.30        6.48       195.98     214,333        --
  1997 . . .    1.26      9.46      0.30        7.03       184.93     244,835        --
------------------------------------------------------------------------------------------
Money Market Portfolio
 *1988 . . .   $1.00      7.47      0.30        7.24          --    $  12,958     $  --
 *1989 . . .    1.00      9.18      0.30        8.82          --       12,888        --
 *1990 . . .    1.00      8.23      0.30        7.93          --       13,362        --
 *1991 . . .    1.00      5.85      0.30        5.71          --       12,787        --
 *1992 . . .    1.00      3.49      0.30        3.40          --       14,091        --
  1993 . . .    1.00      2.88      0.30        2.87          --       12,657        --
  1994 . . .    1.00      4.06      0.30        4.64          --      104,217        --
  1995 . . .    1.00      5.82      0.30        5.61          --      132,572        --
  1996 . . .    1.00      5.29      0.30        5.13          --      176,298        --
  1997 . . .    1.00      5.47      0.30        5.33          --      194,470        --
------------------------------------------------------------------------------------------






*   Not covered by current report of independent accountants.
** For the period of May 3, 1994 (commencement of operations) through December 31, 1994.
+ Total Return includes deductions for management and other fund expenses; excludes deductions for sales loads and account fees.
++  Reflects total return for the period; not annualized.
^   Computed on an annualized basis.
#   Disclosure required for fiscal years beginning after September 1, 1995.




For the seven-day period ended on March 31, 1998, the Money Market Portfolio's yield was 5.36% and was equivalent to a compound effective yield of 5.51%. This yield does not reflect charges imposed by Northwestern Mutual Life under variable annuity contracts and variable life insurance policies and, therefore, may be of limited comparative value. An explanation of the calculation of the yield is included in the Statement of Additional Information.


-------------------------------------------------------------------------------
INVESTMENT OBJECTIVES AND POLICIES

The investment objectives and policies of each Portfolio are described below. The investment objective of a Portfolio may be changed only with the approval of the majority of the Portfolio's shares outstanding. The details of the investment policies of a Portfolio may be changed by the Fund's Board of Directors without a vote of the shareholders. For example, such details include investments in new types of debt instruments which may be devised in the future or which are presently in disuse but may become more prominent in the future and minor changes in investment policies which may be made in response to changes in regulatory requirements which are reflected in the Portfolio's present policies.

There can be no assurance that the objectives of the Portfolios will be realized. Investment in equity securities inherently involves the risks associated with the affairs of each issuer of the securities as well as general market risks. The same is true of investment in debt securities. Debt securities tend to decline in value when interest rates rise; this effect is greater for longer term bonds and relatively minor for short term cash instruments which are about to mature. Investment in the Balanced Portfolio necessarily involves the risks inherent in stocks and debt securities of varying maturities, including the risk that the Balanced Portfolio may invest too much or too little of its assets in each type of security at any particular time. Investment in the International Portfolio involves an array of special risk considerations. Some of these are briefly described below. A longer description is included in the Statement of Additional Information.

AGGRESSIVE GROWTH STOCK PORTFOLIO

The investment objective of the Aggressive Growth Stock Portfolio is to achieve long-term appreciation of capital primarily by investing in the common stocks of companies which can reasonably be expected to increase their sales and earnings at a pace which will exceed the growth rate of the nation's economy over an extended period.

The assets of the Aggressive Growth Stock Portfolio will be invested primarily in common stocks and other equity securities such as preferred stocks and debt securities with conversion privileges or warrants. From time to time assets may be invested in investment grade debt securities, short-term commercial paper and United States Treasury obligations, or temporarily held in cash uninvested for periods when the manager determines that economic conditions call for such action. The Aggressive Growth Stock Portfolio may also invest in covered call option contracts, stock index futures contracts, including indexes on specific industries, repurchase agreements and warrants. See "Financial Futures Contracts", p. 12 and "Repurchase Agreements and Warrants", p. 12. A description of covered call options is included in the Statement of Additional Information. Because the Aggressive Growth Stock Portfolio will, for the most part, be investing in stocks which possess substantial price volatility, an investment in the Aggressive Growth Stock Portfolio will present more risk than an investment in the Growth Stock Portfolio.

INTERNATIONAL EQUITY PORTFOLIO

The International Equity Portfolio seeks long-term capital growth through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. In pursuit of its investment objective, the Portfolio will invest at least 65% of its assets in securities of issuers in at least three countries outside the United States. Any income realized will be incidental. Although the Portfolio generally invests in common stocks, it may also invest in preferred stocks and certain debt securities such as convertible bonds which are rated in any category by Moody's Investors Service, Inc. or Standard & Poor's or which are unrated by any rating agency. See Appendix in the Statement of Additional Information for a description of the ratings presented by Moody's Investors Service, Inc. and Standard & Poor's.

For temporary defensive purposes, the Portfolio may invest without limit in commercial paper, certificates of deposit, bank time deposits in the currency of any nation, bankers acceptances, U.S. Government securities, corporate debt obligations, and repurchase agreements with respect to these securities.

The International Equity Portfolio may purchase and sell financial futures contracts, stock index futures contracts, and foreign currency futures contracts for hedging purposes only and not for speculation. It may engage in such transactions only if the total contract value of the futures contracts does not exceed 20% of the Portfolio's total assets. See "Financial Futures Contracts", below.

The International Equity Portfolio has an unlimited right to purchase securities in any foreign country, developed or underdeveloped. An investor should consider carefully the risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations (including withholding taxes) or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities or issuers in those nations. These considerations generally are more of a concern in developing countries, where the possibility of political instability (including revolution) and dependence on foreign economic assistance may be greater than in developed countries. Investments in companies domiciled in developing countries therefore may be subject to potentially higher risks than investments in developed countries.

In many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. It may be more difficult to obtain or enforce judgments obtained against foreign entities. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. In many foreign countries there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. Foreign securities transactions may be subject to higher brokerage costs than domestic securities transactions. Foreign securities often trade with less frequency and volume than domestic securities and are therefore less liquid and more volatile than securities of comparable domestic issuers. The International Equity Portfolio may invest in Eastern Europe. This involves special risks that are described in the Statement of Additional Information.

GROWTH STOCK PORTFOLIO

The investment objective of the Growth Stock Portfolio is long-term growth of capital; current income is secondary. The Portfolio will seek to achieve this objective by selecting investments in companies which have above average earnings growth potential.

The Growth Stock Portfolio invests primarily in common stocks of well-established companies, with emphasis placed on high quality companies with strong financial characteristics. The investment process is initiated with a fundamental economic outlook. Further study of economic sectors leads to the identification of growth-oriented industries, and to detailed studies of individual companies. In evaluating individual companies, factors such as the company management team, product outlook, global exposure, industry leadership position, and financial characteristics are important variables used in the analysis.

The market capitalization of companies the Portfolio may invest in is not limited by size, but the Portfolio will generally invest in large- and medium-sized companies. The aim of the Portfolio is to seek to reduce overall risk by diversifying its assets in an appropriate manner. This diversification will span economic sectors, industry groups, and companies, while emphasizing high quality investments.

The Portfolio may invest in any of the securities in which the Growth and Income Stock Portfolio or the Aggressive Growth Stock Portfolio may invest, including, but not limited to, preferred stock, convertible bonds, short-term commercial paper, and covered call options.

Portfolios emphasizing growth-oriented investments may experience above average price volatility. An investment in the Growth Stock Portfolio can present more risk than an investment in the Index 500 Stock Portfolio. The Growth Stock Portfolio is designed for long-term investors seeking capital appreciation.

GROWTH AND INCOME STOCK PORTFOLIO

The investment objectives of the Growth and Income Stock Portfolio are long-term growth of capital and income. The Portfolio seeks to achieve these objectives consistent with reasonable investment risk. Ordinarily, the Portfolio pursues its investment objectives by investing primarily in dividend-paying common stock. The Portfolio may also invest in other equity securities, consisting of, among other things, nondividend-paying common stock, preferred stock, and securities convertible into common stock, such as convertible preferred stock and convertible bonds, and warrants. The Portfolio may also invest in American Depository Receipts (ADRs).

The Portfolio is not subject to any limit on the size of companies in which it may invest, but intends, under normal circumstances, to be fully invested to the extent practicable in the large- and medium-sized companies primarily included in the S&P 500 Index. The Portfolio is designed for investors who want an actively managed equity portfolio of selected equity securities that seeks to outperform the total return of the S&P 500 Index. In managing the Portfolio, the potential for appreciation and dividend growth is given more weight than current dividends. Nonetheless, the manager of the Portfolio will normally strive for gross income for the Portfolio at a level not less than 75% of the dividend income generated on the stocks included in the S&P 500 Index, although this income level is merely a guideline and there can be no certainty that this income level will be achieved.

The Portfolio does not seek to achieve its objective with any individual investment security, but rather it aims to manage all of its assets in such a way as to achieve its objective. The Portfolio attempts to reduce risk by investing in many different economic sectors, industries and companies. The manager of the Portfolio may under- or over-weight selected economic sectors against the sector weightings of the S&P 500 Index to seek to enhance the Portfolio's total return or reduce fluctuations in market value relative to the S&P 500 Index. In selecting securities, the manager may emphasize securities that it believes to be undervalued. Securities of a company may be undervalued for a variety of reasons such as an overreaction by investors to unfavorable news about a company, an industry or the stock markets in general; or as a result of a market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting a company.

During ordinary market conditions, the Portfolio will be as fully invested as practicable in the equity securities described above. The Portfolio may enter into firm commitment agreements, purchase securities on a "when-issued" basis, and invest in various foreign securities if U.S. exchange-listed. The Portfolio may also invest in money market instruments, including U.S. Government securities, short term bank obligations that are rated in the highest two rating categories by Moody's Investors Service, Inc. or Standard & Poor's, or, if unrated, are determined to be of equal quality by the manager of the Portfolio, certificates of deposit, time deposits and banker's acceptances issued by U.S. and foreign banks and savings and loan institutions with assets of at least $500 million as of the end of their most recent fiscal year; and commercial paper and corporate obligations, including variable rate demand notes, that are issued by U.S. and foreign issuers and that are rated in the highest two rating categories by Moody's Investors Service, Inc. or Standard & Poor's, or if unrated, are determined to be of equal quality by the manager of the Portfolio. A description of these ratings is included in the Statement of Additional Information. Under normal circumstances, the Portfolio will invest in such money market instruments to invest temporary cash balances or to maintain liquidity to meet redemptions or expenses. The Portfolio may also, however, invest in these instruments, without limitation, as a temporary defensive measure taken during, or in anticipation of, adverse market conditions.

Convertible bonds and other fixed income securities (other than money market instruments) in which the Portfolio may invest will, at the time of investment, be rated Baa or better by Moody's Investors Service, Inc. or BBB or better by Standard & Poor's or, if not so rated, will be of comparable quality as determined by the manager of the Portfolio. A description of these ratings is included in the Statement of Additional Information. In the event that an existing holding is downgraded below these ratings, the Portfolio may nonetheless retain the security.

In pursuing its investment objective, the Portfolio may engage in the purchase and writing of put and call options on securities and stock indexes and may purchase or sell stock index futures contracts and options thereon. These investment techniques may involve a greater degree of risk than those inherent in more conservative investment approaches. See "Financial Futures Contracts",
p. 12 and the Statement of Additional Information for a description of these techniques and their attendant risks.

INDEX 500 STOCK PORTFOLIO

The investment objective of the Index 500 Stock Portfolio is to achieve investment results that approximate the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"). The Portfolio will attempt to meet this objective by investing in stocks included in the S&P 500 Index in proportion to their weighting in the index.

The S&P 500 Index is composed of 500 common stocks representing more than 70% of the total market value of all publicly-traded common stocks. "Standard & Poor's-Registered Trademark-", "S&P-Registered Trademark-", "S&P 500-Registered Trademark-", "Standard & Poor's 500", and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Northwestern Mutual Life. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

The Index 500 Stock Portfolio will not be managed in the traditional sense using economic, financial and market analysis. A computer program will be used to determine which stocks are to be purchased or sold to achieve the Portfolio's objective. The Portfolio will, to the extent feasible, remain fully invested and will normally hold at least 450 of the 500 issues that comprise the S&P 500 Index.

The Index 500 Stock Portfolio's ability to match the performance of the S&P 500 Index will be affected to some extent by the size and timing of cash flows into and out of the Index 500 Stock Portfolio. The Portfolio will be managed with a view to reducing such effects. A portion of the assets may at times be invested in investment grade debt securities, short term commercial paper and United States Treasury obligations, as well as option contracts, stock index futures contracts, and repurchase agreements. See "Financial Futures Contracts", p. 12 and "Repurchase Agreements and Warrants", p. 12.

BALANCED PORTFOLIO

The investment objective of the Balanced Portfolio is to realize as high a level of long-term total rate of return as is consistent with prudent investment risk. Total rate of return consists of current income including dividends, interest and discount accruals and appreciation.

The assets of the Balanced Portfolio will be invested in the following three market sectors:

1. Common stock and other equity securities including the securities in which the Index 500 Stock Portfolio invests.

2. Bonds and other debt securities with maturities generally exceeding one year including the securities in which the Select Bond Portfolio invests.

3. Money market instruments and other debt securities with maturities generally not exceeding one year including the securities in which the Money Market Portfolio invests.

The Balanced Portfolio will continuously adjust the mix of investments among the three market sectors to capitalize on perceived variations in return potential produced by the interaction of changing financial markets and economic conditions. Not more than 75% of the Balanced Portfolio's net assets may be invested in either the stock sector or the bond sector. Up to 100% of the Balanced Portfolio's net assets may be invested in money market instruments. No minimum percentage has been established for any of the sectors. Major changes in investment mix may occur several times within a year or over several years depending upon market and economic conditions. The Balanced Portfolio's investment objective is supplemented by investment objectives and policies for the stock, bond and money market sectors. These are presently substantially identical to those which have been established for the Index 500 Stock, Select Bond and Money Market Portfolios.

HIGH YIELD BOND PORTFOLIO

The investment objective of the High Yield Bond Portfolio is to achieve high current income and capital appreciation.

The High Yield Bond Portfolio seeks to achieve its objective by investing primarily in a diversified selection of fixed income securities rated Ba1 or lower by Moody's Investors Service, Inc. or BB+ or lower by Standard & Poor's. A description of the ratings provided by the major rating agencies is included in the Statement of Additional Information. The Portfolio may also invest in nonrated securities.

The securities in which the High Yield Bond Portfolio will invest are considered speculative and are sometimes known as "junk bonds". These securities tend to offer higher yields than higher rated securities of comparable maturities because the historical financial condition of the issuers of these securities is usually not so strong as that of other issuers. High yield fixed income securities usually present greater risk of loss of income and principal than higher rated securities. Investors in these securities should carefully consider these risks and should understand that high yield fixed income securities are not appropriate for short-term investment purposes.

The primary investment strategy of the High Yield Bond Portfolio is to invest in industries or individual companies which have stable or improving fundamental financial characteristics. The success of this strategy depends on the manager's analytical and portfolio management skills. These skills are more important in the selection of high yield/high risk securities than would be the case with a portfolio of high quality bonds. In selecting securities for the High Yield Bond Portfolio the manager will consider the ratings assigned by the major rating agencies, but primary reliance will be placed on the manager's evaluation of credit and market risk in relationship to the expected rate of return.

The risk that the issuer of a fixed income security may fail to pay principal and interest when due is referred to as "credit risk". Price volatility caused by such factors as interest rate fluctuation, market perceptions of an issuer's creditworthiness and general liquidity in the financial market is "market risk". The value of the securities held by the High Yield Bond Portfolio will be directly affected by the market perception of the creditworthiness of the securities' issuers and will fluctuate inversely with changes in interest rates. Lower rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. For example, because investors generally perceive that there are greater risks associated with investing in medium or lower rated securities, the yields and prices of such securities may tend to fluctuate more than those of higher rated securities. Moreover, in the lower quality segments of the fixed income securities market, changes in perception of the creditworthiness of individual issuers tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the fixed income securities market. The yield and price of medium to lower rated securities therefore may experience greater volatility than is the case with higher rated securities. The manager of the Portfolio seeks to reduce volatility through careful evaluation of credit risk and market risk and diversification of the Portfolio's investments.

The secondary market for high yield/high risk securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. Under adverse market or economic conditions, the secondary market for high yield/high risk securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, the High Yield Bond Portfolio could find it more difficult to sell such securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated securities therefore may be less than the prices used in calculating the Portfolio's net asset value. In the absence of readily available market quotations, high yield/high risk securities will be valued by the Fund's Directors using a method that, in the good faith belief of the Directors, accurately reflects fair value. Valuing such securities in an illiquid market is a difficult task. The Directors' judgment plays a more significant role in valuing such securities than those securities for which more objective market data are available.

In addition to notes and bonds, the High Yield Bond Portfolio may invest in preferred stocks and convertible securities, including warrants or other equity securities issued as part of a fixed income offering. The Portfolio may purchase put and call options, on individual securities as well as indexes, and may write covered call and secured put options. A description of put and call options is included in the Statement of Additional Information. The Portfolio may invest available temporary cash in short-term obligations, including those in which the Money Market Portfolio may invest. The Portfolio may invest more substantially in such short-term obligations or in investment grade securities (rated Baa3 or higher by Moody's Investors Service, Inc. or BBB- or higher by Standard & Poor's) when market conditions warrant a more defensive investment posture.

The High Yield Bond Portfolio may invest in foreign securities consistent with its investment objective. Some of the risks associated with investments in foreign securities are briefly set forth in the description of the International Equity Portfolio above. Such investments may be in United States currency denominated debt issues or in debt securities in the currency of other nations. The Portfolio may, but will not necessarily, attempt to hedge its exposures by engaging in transactions in foreign currency futures contracts. For a discussion of the risks involved in these contracts see "Financial Futures Contracts", p. 12.

SELECT BOND PORTFOLIO

The primary investment objective of the Select Bond Portfolio is to provide as high a level of long-term total rate of return as is consistent with prudent investment risk. Total rate of return consists of current income, including interest and discount accruals, and capital appreciation. A secondary objective is to seek preservation of shareholders' capital.

The Select Bond Portfolio's assets will be invested in the following types of securities:

1. publicly offered straight debt securities having a rating within the four highest grades as determined by Moody's Investors Service, Inc. (Aaa, Aa, A or Baa) or Standard & Poor's (AAA, AA, A or BBB);

2. obligations of or guaranteed by the United States Government or its agencies;

3. obligations (payable in U.S. dollars) of or guaranteed by the Government of Canada or of a Province of Canada or any instrumentality or political subdivision thereof, provided such obligations have a rating within the three highest grades as determined by Moody's Investors Service, Inc. or Standard & Poor's and do not exceed 10% of the Portfolio's total assets;

4. publicly offered straight debt securities issued or guaranteed by a national or state bank or bank holding company (as defined in the Federal Bank Holding Company Act, as amended) having a rating within the two highest grades as determined by Fitch's Investor's Service, Inc. (AAA or AA), and certificates of deposit of such banks or bank holding companies;

5. commercial paper having a rating within the two highest investment grades, as determined by Moody's Investors Service, Inc. (P-1 or P-2) or Standard & Poor's (A-1 or A-2);

6. straight debt securities acquired directly from the issuers in private placement transactions, which securities, in the judgment of the Fund's Board of Directors, are of investment quality comparable to publicly offered straight debt securities rated Baa by Moody's Investors Service, Inc. or BBB by Standard & Poor's, or better;

7.   cash or cash equivalents; and

8. preferred stocks and obligations not described above, including convertible securities, securities carrying warrants to purchase equity securities and securities acquired directly from the issuers in private placement transactions other than those securities described above.

A description of the ratings provided by Moody's Investors Service, Inc., Standard & Poor's and Fitch's Investor's Service, Inc. is included in the Statement of Additional Information.

The Select Bond Portfolio will not invest in common stocks directly, but may retain up to 10% of its total assets in common stocks acquired upon conversion of debt securities or upon exercise of warrants acquired with debt securities.

At least 70% of the Select Bond Portfolio's total assets will normally be invested in bonds and debentures which have maturities of at least one year. However, during periods of particular volatility or when an unusual decline in the value of long-term obligations is anticipated, for temporary defensive purposes the Select Bond Portfolio may place a larger portion of its assets in cash and short-term obligations. During such periods the Select Bond Portfolio's holdings of short-term obligations and equity securities may temporarily exceed an aggregate total of 30% of the Select Bond Portfolio's total assets.

The Select Bond Portfolio invests in obligations of a number of U.S. Government agencies. Obligations of some agencies are supported by the full faith and credit of the U.S. Treasury, others are supported only by the credit of the agency. No assurance can be given that the U.S. Government would provide financial support to any agency if it is not obligated to do so by law. The Select Bond Portfolio will invest in the securities of a particular agency only when the investment adviser is satisfied that the credit risk with respect to such agency is minimal.

The Select Bond Portfolio may invest up to 10% of its total assets in high yield/high risk securities and up to 10% of its total assets in foreign securities, consistent with its investment objectives. See the description of the High Yield Bond Portfolio, p. 9, for a discussion of high yield/high risk securities. Some of the risks associated with investments in foreign securities are briefly set forth in the description of the International Equity Portfolio,
p. 6.

The Select Bond Portfolio may also invest in interest rate futures contracts and repurchase agreements. See "Financial Futures Contracts", p. 12 and "Repurchase Agreements and Warrants", p. 12.

MONEY MARKET PORTFOLIO

The investment objective of the Money Market Portfolio is to realize maximum current income to the extent consistent with liquidity and stability of capital.

The assets of the Money Market Portfolio will be invested in money market instruments and other debt securities with maturities generally not exceeding one year. Such instruments may include the following:

1. U.S. Treasury Bills and other obligations of or guaranteed by the U.S. Government or its agencies;

2. obligations of or guaranteed by the Government of Canada or of a Province of Canada or any instrumentality or political subdivision thereof, provided such obligations do not exceed 10% of the Money Market Portfolio's total assets;

3. obligations (including certificates of deposit, time deposits, or bankers' acceptances) of U.S. or Canadian chartered banks having total assets in excess of $1,000,000,000, U.S. branches of foreign banks where said foreign banks have total assets in excess of $10,000,000,000, and U.S. savings and loan associations having total assets in excess of $1,000,000,000, and Eurodollar certificates of deposit issued by foreign branches of U.S. banks where said banks have total assets in excess of $1,000,000,000 (see "Eurodollar Certificates of Deposit");

4. commercial paper, including variable amount master notes, having a rating at the time of purchase within the two highest grades as determined by Moody's Investors Service, Inc. (P-1 or P-2) or Standard & Poor's (A-1 or A-2), or commercial paper or notes issued by companies with an unsecured debt issue outstanding having a rating at the time of purchase within the three highest grades as determined by Moody's Investors Service, Inc. (Aaa, Aa, or A) or Standard & Poor's (AAA, AA or A); and

5. publicly traded bonds, debentures and notes having a rating within the four highest grades as determined by Moody's Investors Service, Inc. (Aaa, Aa, A or Baa) or Standard & Poor's (AAA, AA, A or BBB).

A glossary of the following terms is included in the Statement of Additional
Information: certificates of deposit, Eurodollar certificates of deposit, time deposits, bankers' acceptances, variable amount master notes and commercial paper. A description of the ratings provided by Moody's Investors Service, Inc. and Standard & Poor's is also included in the Statement of Additional Information.

The Money Market Portfolio will attempt to maximize its return by trading to take advantage of changing money market conditions and trends. The Money Market Portfolio will also trade to take advantage of what are believed to be disparities in yield relationships between different money market instruments. This procedure may increase or decrease the Portfolio's yield depending upon management's ability to correctly time and execute such transactions. The Money Market Portfolio intends to purchase only securities that mature within a year except for securities which are subject to repurchase agreements. Accordingly, the level of purchases will be relatively high. However, as transaction costs on Money Market Portfolio investments are generally not substantial, the high level of purchases will not adversely affect the Portfolio's net asset value or net income.

U.S. Government and agency obligations held by the Money Market Portfolio consist primarily of discounted or interest-bearing notes with average maturities of ninety days or less. The Money Market Portfolio invests most frequently in obligations of the following agencies of the U.S. Government: Farm Credit System, Federal Home Loan Banks, Federal

Home Loan Mortgage Corporation and Federal National Mortgage Association. Obligations of some agencies are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, others, such as those of the Federal National Mortgage Association, a private corporation, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations and others are supported only by the credit of the agency. No assurance can be given that the U.S. Government would provide financial support to any agency if it is not obligated to do so by law. The Money Market Portfolio will invest in the securities of a particular agency only when the investment adviser is satisfied that the credit risk with respect to such agency is minimal.

The Money Market Portfolio may also invest in repurchase agreements. See "Repurchase Agreements and Warrants", below.

FINANCIAL FUTURES CONTRACTS

Each of the Portfolios (except the Select Bond, High Yield Bond and Money Market Portfolios) may enter into stock index futures contracts, including indexes on specific securities, as a hedge against changes in the market values of common stocks. The Select Bond, High Yield Bond, Balanced and International Equity Portfolios may enter into interest rate futures contracts as a hedge against changes in prevailing levels of interest rates. In both cases, the purpose is to establish more definitely the effective return on securities held or intended to be acquired by the Portfolios. The Portfolios' hedging may include sales of futures as an offset against the effect of expected decreases in stock values or increases in interest rates, and purchases of futures as an offset against the effect of expected increases in stock values or decreases in interest rates.

A Portfolio will not enter into a futures contract if, as a result thereof, (i) the aggregate market value of all open futures positions would exceed one-third of the Portfolio's total assets or (ii) the sum of the initial margin deposits of all open futures positions (other than an offsetting transaction) would be more than 5% of the Portfolio's total assets. More than 5% of the Portfolio's total assets may be committed to the aggregate of initial and variation margin payments however. Furthermore, in order to be certain that the Portfolio has sufficient assets to satisfy its obligations under a futures contract, the Portfolio deposits cash or cash equivalents equal in value to the market value of the futures contract in a segregated account for the Portfolio with the Fund's custodian.

Financial futures prices are volatile and difficult to forecast and the correlation between changes in prices of futures contracts and the securities being hedged can be only approximate. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected stock market or interest rate trends.

Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. A relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract.

A description of financial futures contracts is included in the Statement of Additional Information.

EURODOLLAR CERTIFICATES OF DEPOSIT

The Money Market, Balanced, Growth and Income Stock, Growth Stock and High Yield Bond Portfolios may purchase Eurodollar certificates of deposit issued by foreign branches of U.S. banks, but consideration will be given to their marketability and possible restrictions on the flow of international currency transactions. Investment in such securities involves considerations which are not ordinarily associated with investing in domestic instruments, including currency exchange control regulations, the possibility of expropriation, seizure, or nationalization of foreign deposits, less liquidity and increased volatility in foreign securities markets, and the impact of political, social or diplomatic developments or the adoption of other foreign government restrictions that might adversely affect the payment of principal and interest. If the Fund were to invoke legal processes, it might encounter greater difficulties abroad than in the United States.

REPURCHASE AGREEMENTS AND WARRANTS

Certain securities of each Portfolio may be subject to repurchase agreements. Each of the Portfolios (except the Select Bond and Money Market Portfolios) may also invest in warrants. A description of repurchase agreements and warrants is included in the Statement of Additional Information.

INVESTMENT RESTRICTIONS

The significant investment restrictions common to all the Portfolios are described below. The investment restrictions of a Portfolio may be changed only with the approval of the majority of the Portfolio's shares outstanding. These investment restrictions provide that each Portfolio will not:

1.   Acquire more than 25% of any class of equity securities of any one issuer.

2. With respect to at least 75% of the value of the total assets of the Portfolio, invest more than 5% of the value of such assets in the securities of any one issuer (except securities issued or guaranteed by the U.S. Government or its agencies), or invest in more than 10% of the outstanding voting securities of any one issuer.

3. Purchase the securities of any other investment company, except in open-market transactions involving no commission or profit to a dealer (other than the customary broker's commission) or in connection with mergers, consolidations or acquisitions of assets, in amounts not exceeding 10% of the total assets of the Portfolio.

4. Invest more than 15% of the value of the total assets of the Portfolio in securities which are restricted as to disposition under federal securities laws and in other illiquid assets. For the Money Market Portfolio the limit is 10%.

5. Invest more than 25% of the value of the total assets of the Portfolio in securities of issuers in any one industry except for investments by the Money Market Portfolio and the Balanced Portfolio in U.S. Treasury Bills, other obligations of or guaranteed by the U.S. Government or its agencies, certificates of deposit or bankers' acceptances.

6. Make loans aggregating more than 10% of the total assets of the Portfolio at any one time, provided that neither the purchase of a portion of an issue of publicly distributed bonds, debentures, or other debt securities, nor the purchase of short-term debt securities, is to be considered as a loan.

Additional investment restrictions are included in the Statement of Additional Information.

-------------------------------------------------------------------------------
MANAGEMENT OF THE FUND

The Board of Directors of the Fund is responsible for the administration of the affairs of the Fund. The Fund's investment adviser is NMIS, a wholly-owned subsidiary of Northwestern Mutual Life. NMIS' address is 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202. NMIS has served as investment adviser to each of the mutual funds sponsored by Northwestern Mutual Life, subject to the supervision and control of the boards of directors of the funds, since their incorporation. NMIS provides investment advice and recommendations regarding the purchase and sale of securities for the Fund's Portfolios.



Northwestern Mutual Life and its wholly-owned subsidiary, Northwestern Investment Management Company, employ a full staff of investment personnel. Northwestern Investment Management Company was formed in 1997. The personnel and related facilities of Northwestern Mutual Life and its subsidiary are utilized by NMIS in performing its investment advisory functions.


J. P. Morgan Investment Management Inc. ("J. P. Morgan Investment"), a Delaware corporation with principal offices at 522 Fifth Avenue, New York, New York 10036, a wholly-owned subsidiary of J. P. Morgan & Co., is the sub-adviser for the Growth and Income Stock Portfolio. Templeton Investment Counsel, Inc., a Florida corporation with principal offices at 500 East Broward Boulevard, Ft. Lauderdale, Florida 33394, a wholly-owned indirect subsidiary of Franklin Resources, Inc., is the sub-adviser for the International Equity Portfolio.
Each of the sub-advisers has been retained by Northwestern Mutual Life and the Fund pursuant to an investment sub-advisory agreement to provide investment advice and, in general, to conduct the management investment program of the Portfolio, subject to the general control of the Board of Directors of the Fund.

PORTFOLIO MANAGERS



Mark G. Doll, Vice President and Assistant Treasurer - Public Markets of Northwestern Investment Management Company, and Senior Vice President of Northwestern Mutual Life, joined Northwestern Mutual Life in 1972 and holds B.A. and M.B.A. degrees from the University of Wisconsin-Milwaukee. He is a Chartered Financial Analyst. Mr. Doll is responsible for the publicly traded investments of Northwestern Mutual Life and for investment management of the Balanced Portfolio.




Patricia L. Van Kampen, Managing Director of Northwestern Investment Management Company, joined Northwestern Mutual Life in 1974. She holds a

B.A. degree from St. Norbert College and an M.B.A. from Marquette University, and is a Chartered Financial Analyst. Ms. Van Kampen is responsible for all common stock investments of Northwestern Mutual Life, and for investment management of the Balanced Portfolio.




William R. Walker, Managing Director of Northwestern Investment Management Company, joined Northwestern Mutual Life in 1984. Prior to this, he worked for the Chicago Board Options Exchange, the Milwaukee Company, and Armco Insurance. Mr. Walker is a Chartered Financial Analyst, and holds a B.S. degree from Marquette University and an M.B.A. from Miami of Ohio. He has primary responsibility for the management of the Aggressive Growth Stock Portfolio, as well as the small company portfolio of Northwestern Mutual Life.




Julie M. Van Cleave, Managing Director of Northwestern Investment Management Company, joined Northwestern Mutual Life in 1984 and holds B.A. and M.B.A. degrees from the University of Wisconsin-Madison. Ms. Van Cleave is a Chartered Financial Analyst and has primary responsibility for the Growth Stock Portfolio and the large company portfolio of Northwestern Mutual Life.





Timothy S. Collins, Director of Northwestern Investment Management Company, joined Northwestern Mutual Life in 1986. He received a B.A. degree from St. Norbert College and an M.B.A. from the University of Wisconsin-Madison. Mr. Collins manages the High Yield Bond Portfolio and also manages high yield fixed income securities of Northwestern Mutual Life. Mr. Collins is a Chartered Financial Analyst.




Varun Mehta, Director of Northwestern Investment Management Company, joined Northwestern Mutual Life in March, 1997. From 1993 through March 1997, Mr. Mehta was with the Ameritech Investment Management Department serving as Portfolio Research Manager - Fixed Income and Portfolio Manager - Fixed Income. Mr. Mehta has his undergraduate degree from the University of Bombay. He received a Masters degree in Business Management from the Indian Institute of Management and an M.B.A. from the University of Chicago Graduate School of Business. Mr. Mehta is a Chartered Financial Analyst. He has primary responsibility for the Select Bond Portfolio and the fixed income securities of the Balanced Portfolio.


Henry D. Cavanna, Managing Director of J.P. Morgan Investment, joined J.P. Morgan in 1971. Mr. Cavanna is a senior U.S. equity portfolio manager in the U.S. Equity and Balanced Accounts Group. He received his B.A. degree from Boston College and L.L.B. degree from the University of Pennsylvania. Mr. Cavanna is responsible for the Growth and Income Stock Portfolio.

Michael J. Kelly, Vice President of J.P. Morgan Investment, joined J.P. Morgan in 1985. Mr. Kelly has an undergraduate degree from Gettysburg College and an M.B.A. from The Wharton School. Mr. Kelly is a Chartered Financial Analyst. Mr. Kelly shares responsibility for the Growth and Income Stock Portfolio with Mr. Cavanna.



Gary R. Clemons, Senior Vice President, Portfolio Management/Research of Templeton Investment Counsel, Inc., manages the International Equity Portfolio. Prior to joining Templeton Investment Counsel in 1993, Mr. Clemons worked as a portfolio manager/research analyst for Templeton Quantitative Advisers in New York, a subsidiary of Templeton International. Mr. Clemons holds an M.B.A. with emphasis in finance from the University of Wisconsin-Madison and a B.S. degree from the University of Nevada-Reno.


INVESTMENT ADVISORY FEES AND OTHER EXPENSES

Each Portfolio pays a monthly fee for investment advisory services at an annual rate based on the aggregate average daily net asset values of the Portfolio.
For the Index 500 Stock Portfolio the rate is .20%, and for the Select Bond, Money Market and Balanced Portfolios the rate is .30%. For the other Portfolios the rate for the investment advisory fee is graded by the asset size of the Portfolio according to the following schedule:


                         FIRST $50   NEXT $50
PORTFOLIO                 MILLION    MILLION     EXCESS
---------                ---------   -------     ------
Growth and Income
  Stock. . . . . . . .     .70%      .60%        .55%
Growth Stock . . . . .     .60%      .50%        .40%
Aggressive Growth
  Stock. . . . . . . .     .80%      .65%        .50%
High Yield Bond. . . .     .60%      .50%        .40%
International Equity .     .85%      .65%        .65%


Of the amounts received by NMIS from the Fund, the sub-adviser for the Growth and Income Stock Portfolio will be paid by NMIS at the annual rate of .45% on the first $100 million of the Portfolio's assets, .40% on the next $100 million,
 .35% on the next $200 million and .30% on assets in excess of $400 million. For the International Equity Portfolio the sub-adviser will be paid by NMIS at the annual rate of .50% of the Portfolio's assets, reduced to .40% on assets in excess of $100 million.

The following table shows the annual expenses for each of the Portfolios, as a percentage of the average net assets of the Portfolio, based on 1997 operations for the Portfolios and their predecessors:





                         INVESTMENT
                          ADVISORY  OTHER       TOTAL
PORTFOLIO                   FEE    EXPENSES    EXPENSES
----------               --------- --------    --------
Aggressive Growth
  Stock. . . . . . . .     .52%      .01%        .53%
International Equity .     .67%      .10%        .77%
Growth Stock . . . . .     .47%      .02%        .49%
Growth and Income
  Stock. . . . . . . .     .59%      .01%        .60%
Index 500 Stock. . . .     .20%      .01%        .21%
Balanced . . . . . . .     .30%      .00%        .30%
High Yield Bond. . . .     .52%      .03%        .55%
Select Bond. . . . . .     .30%      .00%        .30%
Money Market . . . . .     .30%      .00%        .30%



PORTFOLIO TRANSACTIONS

The investment adviser and the sub-advisers place all orders for the purchase and sale of securities, options and futures contracts for the Portfolios. Orders may be placed with Robert W. Baird & Co. Incorporated, a broker-dealer firm which is a corporate affiliate of Northwestern Mutual Life, subject to all applicable legal requirements, when the investment adviser or sub-adviser believes that the combination of price and execution are comparable to that of other broker-dealers. Additional information about portfolio transactions and brokerage allocation is included in the Statement of Additional Information.

-------------------------------------------------------------------------------
CAPITAL STOCK

The Fund was incorporated in Maryland on December 22, 1983.

The Fund issues a separate class of capital stock for each Portfolio. Each share of capital stock issued with respect to a Portfolio has a pro rata interest in the assets of that Portfolio and has no interest in the assets of any other Portfolio. Each share of capital stock is entitled to one vote on all matters submitted to a vote of shareholders. Shares of a Portfolio will be voted separately, however, on matters affecting only that Portfolio, including approval of the Investment Advisory Agreement and changes in fundamental investment policies of a Portfolio. The assets of each Portfolio are charged with the liabilities of the Portfolio and their proportionate share of the general liabilities of the Fund based on the relative asset size of the Portfolios at the time the liabilities are incurred. All shares may be redeemed for cash at any time.

All of the outstanding shares of each Portfolio are owned of record by Northwestern Mutual Life. Shares of each Portfolio are presently being offered only to Northwestern Mutual Life and its separate investment accounts used for
variable annuity contracts and variable life insurance policies.   The shares
held in connection with certain of the separate investment accounts are voted by Northwestern Mutual Life in accordance with instructions received from the owners of the variable annuity contracts and variable life insurance policies. The shares held by Northwestern Mutual Life as general assets are voted by Northwestern Mutual Life in the same proportions as the shares held in connection with these separate investment accounts. If applicable laws, regulations or interpretations change so as to permit Northwestern Mutual Life to vote the Fund shares in its own discretion, it may elect to do so.

As stated above, the shares of the Fund are offered to separate investment accounts to fund both variable life insurance policies and variable annuity contracts. Because of differences in tax treatment or other considerations it is possible that the interests of variable life insurance policyowners, owners of variable annuity contracts or owners of other contracts that may participate in the Fund in the future might at some time be in conflict. The Board of Directors of the Fund will monitor for any material conflicts and determine what action, if any, should be taken. Northwestern Mutual Life has agreed to be responsible, at its cost, to remedy or eliminate any irreconcilable material conflict up to and including establishing a new registered management investment company and segregating the assets underlying the variable annuity contracts and variable life insurance policies.

There are no material pending legal proceedings to which the Fund is a party.


-------------------------------------------------------------------------------
TAXES AND DIVIDENDS

Each Portfolio is qualified or intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. It is the Fund's policy to comply with the provisions of the Code regarding distribution of investment income and capital gains so as to relieve each Portfolio from all, or substantially all, Federal taxes. Each Portfolio expects to distribute all or substantially all net investment income and net capital gains, if any, from the sale of investments.

Shareholders of each Portfolio are entitled to receive such dividends from net investment income and distributions of net capital gains as the Directors of the Fund may declare. Dividends from net investment income and net capital gains will be declared for Aggressive Growth Stock, International Equity, Growth Stock, Growth and Income Stock, Index 500 Stock, Balanced, High Yield Bond and Select Bond Portfolios annually, and for the Money Market Portfolio on each business day.

Net investment income of each Portfolio will be determined at the close of trading on the New York Stock Exchange on each day during which the Exchange is open for trading. Net investment income of each Portfolio consists of:

1. all dividends, interest income and discount earned by the Portfolio (including original issue and market discount) and

2.   net short-term capital gain less

3.   all expenses of the Portfolio.

-------------------------------------------------------------------------------
OFFERING AND REDEMPTION OF SHARES

Shares of capital stock of each Portfolio of the Fund are offered and redeemed at their net asset value as next determined following receipt of a purchase order or tender for redemption without the addition of any selling commission or "sales load" or any redemption charge. The redemption price may be more or less than the shareholder's cost.

Equity securities listed on a stock exchange are valued at the closing sale price or, if no sale took place, the closing bid price. Stock index futures contracts and interest rate futures contracts are valued at the closing settlement price on the commodities exchange. Debt securities with maturities generally exceeding one year are valued on the basis of valuations furnished by Interactive Data Corporation. Money market instruments with maturities exceeding 60 days but generally not exceeding one year are valued by marking to market, except for the Money Market Portfolio. Debt securities with remaining maturities of 60 days or less, and all debt securities of the Money Market Portfolio, are valued on an amortized cost basis or, if the current market value differs substantially from the amortized cost, by marking to market. All other assets are valued at their fair value as determined in good faith by the Directors. Net asset value is determined as of the close of trading on the New York Stock Exchange on each day during which the Exchange is open for trading. In accordance with the requirements of the Investment Company Act of 1940 the Portfolios will also determine the net asset value of their shares on any other day on which there is sufficient trading to materially affect the value of their securities.

A more detailed discussion of asset valuation methods is included in the Statement of Additional Information.

                                NORTHWESTERN MUTUAL
                                 SERIES FUND, INC.

                         ----------------------------------


                               CROSS REFERENCE SHEET

          Cross reference sheet showing location in Statement of Additional Information required by the Items in Part B of Form N-1A.

                                          Heading in Statement
            Item Number                 of Additional Information
            ------------                --------------------------
               10                            Cover Page

               11                            Table of Contents

               12                            Name Change of the Fund

               13                            Investment Policies

               14                            Management of the Fund

               15                            Ownership of Shares of the Fund

               16                            Investment Advisory and
                                               Other Services

               17                            Portfolio Transactions and
                                               Brokerage Allocation and Other
                                               Practices

               18                            Capital Stock

               19                            Purchase, Redemption and
                                               Pricing of Shares

               20                            Taxes and Dividends

               21                            *

               22                            Calculation of Yield Quota-
                                               tions of Money Market Portfolio

               23                            Report of Independent Accountants,
                                               Financial Statements and
                                               Schedules of Investments

---------------------------------------------------------
* Indicates inapplicable or negative

--------------------------------------------------------------------------------

                                NORTHWESTERN MUTUAL
                                 SERIES FUND, INC.
                                   Consisting of
                         Aggressive Growth Stock Portfolio
                           International Equity Portfolio
                               Growth Stock Portfolio
                         Growth and Income Stock Portfolio
                             Index 500 Stock Portfolio
                                 Balanced Portfolio
                             High Yield Bond Portfolio
                               Select Bond Portfolio
                               Money Market Portfolio



             This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the Prospectus for the Fund. A copy of the Prospectus may be obtained from The Northwestern Mutual Life Insurance Company, 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, telephone number (414) 271-1444.


--------------------------------------------------------------------------------



        The date of the Prospectus to which this Statement of Additional Information relates is April 30, 1998.





        The date of this Statement of Additional Information is April 30, 1998.

                                 TABLE OF CONTENTS


                                                             CROSS-REFERENCE TO
                                                  PAGE       PAGE IN PROSPECTUS
                                                  ----       ------------------
Investment Policies                               B-3                5

Investment Restrictions                           B-3                13

Repurchase Agreements                             B-4                13

Financial Futures Contracts                       B-4                12

Covered Call Option Contracts                     B-12               -

Reverse Repurchase Agreements                     B-12               -

Warrants                                          B-13               13

Asset-Backed and Variable Rate Securities         B-13               -

Short-Term Trading                                B-13               -

Firm Commitment Agreements and "When-Issued"      B-14               -
  Securities

Private Placement Transactions                    B-14               13
  and Illiquid Assets

Risk Factors for the International                B-15               11
  Equity Portfolio

Portfolio Turnover                                B-17               -

Management of the Fund                            B-18               13

Ownership of Shares of the Fund                   B-21               15

Investment Advisory and Other Services            B-23               13

Portfolio Transactions and                        B-26               15
  Brokerage Allocation and Other Practices

Capital Stock                                     B-28               15

Purchase, Redemption and Pricing of               B-28               16
  Shares

Taxes and Dividends                               B-31               16

Calculation of Yield Quotations of                B-31               5
  the Money Market Portfolio

Name Change of the Fund                           B-32               -

Appendix A                                        B-33               5

Appendix B                                        B-39               7

Report of Independent Accountants                 B-40               3

Financial Statements and Schedules                B-41               3
  of Investments


INVESTMENT POLICIES

INVESTMENT RESTRICTIONS

     The investment restrictions not listed in the Prospectus and generally common to the Aggressive Growth Stock, International Equity, Growth Stock, Growth and Income Stock, Index 500 Stock, Balanced, High Yield Bond, Select Bond, and Money Market Portfolios of the Fund ("Portfolios") are described below. The investment restrictions of the Portfolios numbered 1-8 below are "fundamental policies" and may be changed only with the approval of the majority of the Portfolio's shares outstanding. These investment restrictions provide that each Portfolio will not:

     1. Invest for the purpose of influencing management or exercising control, but freedom of action is reserved with respect to exercise of voting rights in respect of each Portfolio's securities.

     2. Purchase any security on margin, but each Portfolio may obtain such short-term credits as are necessary for the clearance of purchases and sales of securities.

     3.   Make short sales of securities.

     4. Act as a securities underwriter for other issuers, but each Portfolio may purchase securities under circumstances where, if the securities are later publicly offered or sold by the Portfolio, it might be deemed to be an underwriter for purposes of the Securities Act of 1933.

     5. Purchase or sell real estate. However, each Portfolio may invest in securities issued by companies, including real estate investment trusts, which invest in real estate or interests therein.

     6. Invest in commodities or commodity contracts. However, each Portfolio (except the Select Bond, Money Market and High Yield Bond Portfolios) may invest in stock index futures contracts, including indexes on specific industries, and the Select Bond, High Yield Bond, International Equity and Balanced Portfolios may invest in interest rate futures contracts in accordance with their investment objectives and policies. The International Equity and High Yield Bond Portfolios may invest in foreign currency futures contracts.

     7. Issue senior securities or borrow money except for short-term credits as may be necessary for the clearing of transactions and except for temporary purposes to the extent of 5% of the total assets of the Portfolio. Reverse repurchase agreements and financial futures contracts are not considered to be "senior securities" or "borrowing money" for the purpose of this restriction.

     8. Make loans to persons who intend to use the proceeds for non-business purposes or to companies which (including predecessors) have been in business for less than three years. Repurchase agreements are not considered to be "loans" for the purpose of this restriction.

     As a non-fundamental investment policy, which may be changed by the Board of Directors without shareholder approval, the International Equity Portfolio will not invest more than 15% of its total assets in securities of foreign issuers which are not listed on a recognized United States or foreign securities exchange.

REPURCHASE AGREEMENTS

     Each of the Portfolios may invest in repurchase agreements. A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon time and price. The total amount received on repurchase would be calculated to exceed the price paid by the Portfolio, reflecting an agreed upon market rate of interest for the period from the time of the repurchase agreement to the settlement date, and would not necessarily be related to the interest rate on the underlying securities. The differences between the total amount to be received upon repurchase of the securities and the price which was paid by the Portfolio upon their acquisition is accrued as interest and is included in the Portfolio's net income declared as dividends. Each Portfolio intends to limit repurchase agreements to transactions with financial institutions having total assets in excess of $1,000,000,000 and with broker-dealers. Securities subject to repurchase agreements shall be limited to obligations of or guaranteed by the U.S. Government or its agencies or by the Government of Canada or of a Province of Canada or any instrumentality or political subdivision thereof, certificates of deposit of banks or commercial paper which meets the criteria for other commercial paper in which the Portfolio may invest. A Portfolio will not invest more than 10% of its total assets in repurchase agreements which have maturities of more than seven days and will not invest in repurchase agreements with maturities of over 30 days. Under no circumstances will a Portfolio enter into a repurchase agreement with The Northwestern Mutual Life Insurance Company ("Northwestern Mutual Life").


     Each Portfolio has the right to sell securities subject to repurchase agreements but would be required to deliver identical securities upon maturity of the repurchase agreement unless the seller fails to pay the repurchase price. It is each Portfolio's intention not to sell securities subject to repurchase agreements prior to the agreement's maturity. To the extent that the proceeds from any sale upon a default in the obligation to repurchase were less than the repurchase price, the Portfolio would suffer a loss. The Portfolio might also incur disposition costs in connection with liquidating its collateral and, if bankruptcy proceedings are commenced with respect to the seller, realization upon the collateral by the Portfolio may be delayed or limited and a loss may be incurred if the collateral securing the repurchase agreement declines in value during the bankruptcy proceedings. To minimize the possibility of losses due to the default or bankruptcy of the seller, the Fund has adopted standards of creditworthiness for all broker-dealers with which the Fund enters into repurchase agreements and will review compliance by such broker-dealers periodically.

FINANCIAL FUTURES CONTRACTS

     The Index 500 Stock, Balanced, Growth and Income Stock, Growth Stock, Aggressive Growth Stock, and International Equity Portfolios may invest in stock index futures contracts, including indexes on specific industries, and the Select Bond, High Yield Bond, International Equity and Balanced Portfolios may invest in interest rate futures contracts. The following describes the stock index and interest rate futures markets and the manner in which the Portfolios will implement the policy.

     USE. The Portfolios, as identified above, may enter into stock index futures contracts as a hedge against changes in the market values of common stocks and may enter into interest rate futures contracts as a hedge against changes in prevailing levels of interest rates. In both cases, the purpose is to establish more definitely the effective return on securities held or intended to be acquired by the Portfolios. The Portfolios' hedging may include sales of futures as an offset against the effect of expected decreases in stock values or increases in interest rates, and purchases of futures as an offset against the effect of expected increases in stock values or decreases in interest rates.

     The Portfolios will not enter into financial futures contracts for speculation, and will only enter into futures contracts that are traded on national futures exchanges and are standardized as to maturity date and underlying securities. Currently, stock index futures contracts can be purchased or sold with respect to the Standard and Poor's 500 Stock Index on the Chicago Mercantile Exchange, the New York Stock Exchange Composite Index on the New York Futures Exchange and the Value Line Stock Index on the Kansas City Board of Trade. The principal interest rate futures exchanges in the United States are the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission.

     A Portfolio will not enter into a futures contract if, as a result thereof,
(i) the aggregate market value of all open futures positions would exceed one-third of the Portfolio's total assets or (ii) the sum of the initial margin deposits of all open futures positions (other than an offsetting transaction) would be more than 5% of the Portfolio's total assets. More than 5% of the Portfolio's total assets may be committed to the aggregate of initial and variation margin payments however.

     The Portfolios will incur brokerage commissions in connection with transactions in futures contracts.

     DESCRIPTION. A stock index futures contract is an agreement whereby one party agrees to take and another party agrees to make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock index value at the close of the last trading day of the contract and the price at which the futures contract is originally struck. A stock index assigns relative values to the common stocks included in the index, and the index fluctuates with changes in the market values of the common stocks included. No physical delivery of the underlying stocks in the index is made.

     Currently, stock index futures contracts covering the stock market as a whole and covering certain industries are being traded. It is expected that futures contracts covering stock indexes of additional industries will eventually be traded.

     An interest rate futures contract is an agreement whereby one party agrees to sell and another party agrees to purchase a specified amount of a specified financial instrument (debt security) at a specified price at a specified date, time and place. Although interest rate futures contracts typically require actual future delivery of and payment for financial instruments, the contracts are usually closed out before the delivery date.

     A public market exists in interest rate futures contracts covering primarily the following financial instruments: U.S. Treasury bonds; U.S. Treasury notes; Government National Mortgage Association (GNMA) modified pass-through mortgage-backed securities; three-month U.S. Treasury bills; 90-day commercial paper; bank certificates of deposit; and Eurodollar certificates of deposit. It is expected that futures contracts trading in additional financial instruments will be authorized. The standard contract size is $100,000 for futures contracts in U.S. Treasury bonds, U.S. Treasury notes and GNMA pass-through securities and $1,000,000 for the other designated contracts.

     It is each Portfolio's policy to close out open futures contracts before delivery. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the stock index or the financial instrument and the same delivery date. If the offsetting purchase price is less than the original sale price, the Portfolio realizes a gain, and if it is more, the Portfolio realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Portfolio realizes a gain, and if it is less, the Portfolio realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Portfolio will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Portfolio is not able to enter into an offsetting transaction, the Portfolio will continue to be required to maintain the margin deposits on the contract.

     As an example of an offsetting transaction, the contractual obligations arising from the sale of one contract of September Treasury Bills on an exchange may be fulfilled at any time before delivery of the contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of one contract of September Treasury Bills on the same exchange. In such instance the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Portfolio.

     Persons who trade in futures contracts may be broadly classified as "hedgers" and "speculators." Hedgers, such as the Portfolios, whose business activity involves investment or other commitment in equity and debt securities or other obligations, use the financial futures markets primarily to offset unfavorable changes in value that may occur because of fluctuations in the value of the securities or obligations held or expected to be acquired by them.

     The speculator, like the hedger, generally expects neither to deliver nor to receive the security underlying the futures contract, but unlike the hedger, hopes to profit from fluctuations in prevailing stock market values or interest rates.

     Each Portfolio's futures transactions will be entered into for traditional hedging purposes--that is, futures contracts will be sold to protect against a decline in the price of securities that the Portfolio owns, or futures contracts will be purchased to protect the Portfolio against an increase in the price of securities it intends to purchase. As evidence of this hedging intent, each Portfolio expects that approximately 75% of such futures contract purchases will be "completed"; that is, upon sale (offsetting) of these long contracts, equivalent amounts of related securities will have been or are then being purchased by the Portfolio in the cash market.

     MARGIN. Initial margin is the amount of funds that must be deposited by a Portfolio with its broker in order to initiate futures trading. An initial margin deposit is intended to assure the Portfolio's performance of the futures contract. The margin required for a particular futures contract is set by the exchange on which the contract is traded and may range upward from less than 5% of the value of the contract being traded.

     Variation margin is the amount of subsequent payments that must be made to and from the broker to maintain the Portfolio's open position in the futures contracts. Variation margin payments are made on a daily basis as the price of the underlying stock index or financial instrument fluctuates. If the value of the open futures position changes (by increase, in the case of a sale, or by decrease, in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require the Portfolio to make a variation margin payment in the amount of the insufficiency. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the Portfolio will promptly demand payment by the broker of variation margin in the amount of the excess. All variation margin payments received by the Portfolio will be held by the Fund's custodian in a separate account for the Portfolio.

     In computing net asset value daily each Portfolio will mark to market the current value of its open futures contracts. Each Portfolio expects to earn interest income on its initial margin deposits.

     EXAMPLE OF PURCHASE OF STOCK INDEX FUTURES CONTRACT. A Portfolio might purchase a stock index futures contract when it anticipates a significant market or market sector advance and wishes to participate in such advance at a time when the Portfolio is not fully invested, for example, because the Portfolio has not selected the individual stocks which it wishes to purchase. The Portfolio would be endeavoring to eliminate the effect of all or part of an expected increase in the market price of the stocks that the Portfolio may purchase at a later date.

     For example, assume that the prices of certain stocks that the Portfolio may later purchase tend to move in concert with the Standard and Poor's 500 Stock Index. The Portfolio wishes to attempt to fix the purchase price of its anticipated stock investment until the time (three months in this example) when it may purchase the stock. Assume the stock has a market price of 125 and the Portfolio believes that, because of an anticipated advance in the stock market, the price will have risen in three months. The Portfolio might enter into futures contract purchases of the Standard and Poor's 500 Stock Index for a price of 125. If the market price of the stock should increase from 125 to 130, the futures market price for the Standard and Poor's 500 Stock Index might also increase, e.g., from 125 to 130. In that case, the five-point increase in the price that the Portfolio would have to pay for the stock would be offset by the five-point gain realized by closing out the futures contract purchase.

     If the Portfolio should be mistaken in its forecast of market values, and the stock index should decline below 125, the market value of the stocks being hedged would presumably decline. Unless the Portfolio would purchase the stocks for the decreased price, the Portfolio would realize a loss on the sale of the futures contract which would not be offset by the price decrease.

     EXAMPLE OF SALE OF STOCK INDEX FUTURES CONTRACT. The Portfolio might sell stock index futures contracts in anticipation of a general market or market sector decline that may adversely affect the market values of the stocks held by the Portfolio. The Portfolio would be endeavoring to substantially reduce the risk of a decline in the value of its stocks without selling the stocks with resultant transaction costs.

     For example, assume that the market price of certain stocks held by the Portfolio tend to move in concert with the Standard and Poor's 500 Stock Index. The stock currently has a market value of 125, which the Portfolio believes will decline because of an anticipated decline in the stock market. The Portfolio wishes to attempt to fix the current market value of the stock until some time in the future. The Portfolio might enter into a futures contract sale of the Standard and Poor's 500 Stock Index at a price of 125. If the market price of the stock should decline from 125 to 120, the futures market price of the Standard and Poor's 500 Stock Index might also decline, e.g. from 125 to 120.
In that case the five-point loss in the market value of the stock would be offset by the five-point gain realized by closing out the futures contract. The futures market price of the Standard and Poor's 500 Stock Index might decline to more or less than 120 because of the imperfect correlation with the prices of the stocks hedged.

     If the Portfolio should be mistaken in its forecast of the stock market, and the futures market price of the Standard and Poor's 500 Stock Index should increase above 125, the market price of the stock would increase. The benefit of this increase would be offset by the loss realized on closing out the futures contract sale.

     EXAMPLE OF PURCHASE OF INTEREST RATE FUTURES CONTRACT. The Portfolio might purchase an interest rate futures contract when it wishes to defer for a time a fully invested position in longer term securities, for example, in order to continue holding shorter term securities with higher yields. The Portfolio would be endeavoring to eliminate the effect of all or part of an expected increase in market price of the longer term bonds that the Portfolio may wish to purchase at a later date.

     For example, assume that the market price of a type of longer term bonds that the Portfolio may later purchase, currently yielding 10%, tends to move in concert with futures market prices of long-term U.S. Treasury bonds. The Portfolio wishes to attempt to fix the purchase price (and thus the 10% yield) of its anticipated longer term bond investment until the time (four months away in this example) when it may purchase the bond. Assume the longer term bond has a market price of 100, and the Portfolio believes that, because of an anticipated decline in interest rates, the price will have risen (and correspondingly the yield will have declined) in four months. The Portfolio might enter into futures contract purchases of Treasury bonds for a price of 98. At the same time, the Portfolio would purchase, for example at 100, or continue to hold, shorter term securities that are either maturing in four months or are earmarked by the Portfolio for sale in four months.
Assume these short-term securities are yielding 15%. If the market price of the longer term bond should increase from 100 to 105, the futures market price for Treasury bonds might also increase, e.g., from 98 to 103. In that case, the five-point increase in the price that the Portfolio would have to pay for the longer term bond would be offset by the five-point gain realized by closing out the futures contract purchase.

     If the Portfolio should be mistaken in its forecast of interest rates, and the futures market price of the U.S. Treasury obligation should decline below 98, the market price of the security being hedged would presumably decline. If short-term rates at the same time fall to 10% or below, it is likely that the Portfolio would follow through with its anticipated purchases of longer term bonds, as the market price of available longer term bonds would have decreased. The benefit of this price decrease, and thus the yield increase, would be offset by the loss realized on closing out the futures contract purchase.

     EXAMPLE OF SALE OF INTEREST RATE FUTURES CONTRACT. The Portfolio might sell an interest rate futures contract in order to maintain the income derived from its continued holding of a long-term security while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in prices of longer term securities because of an increase in prevailing interest rates.

     For example, assume that the market price of a certain longer term security held by the Portfolio tends to move in concert with the futures market prices of long-term U.S. Treasury bonds. The security has a current market price of 100, which the Portfolio believes will decline because of an anticipated rise in interest rates. The Portfolio wishes to attempt to fix the current market value of this security until some point in the future. The Portfolio might enter into a futures contract sale of Treasury bonds at a price of 98. If the market value of the security should decline from 100 to 95, the futures market price of Treasury bonds might also decline, e.g., from 98 to 93. In that case, the five-point loss in the market value of the security would be offset by the five-point gain realized by closing out the futures contract sale. The futures market price of Treasury bonds might decline to more or less than 93 because of the imperfect correlation with the prices of the securities hedged.

     If the Portfolio should be mistaken in its forecast of interest rates, and the futures market price of the U.S. Treasury obligation should increase above 98, the market price of the securities, including the security being hedged, would increase. The benefit of this increase would be offset by the loss realized on closing out the futures contract sale.

     RISKS. Financial futures prices are volatile and difficult to forecast. Stock index futures prices reflect the market values of the stocks included in the index, while interest rate futures contracts are influenced, among other things, by changes in prevailing interest rates and anticipation of future interest rate changes. The factors influencing interest rate futures prices are in turn affected by government fiscal and monetary policies and actions, and national and international political and economic events, while stock market values are also influenced by corporate management policies, consumer demand, competition, sources of raw materials and supplies and government regulation.

     At best, the correlation between changes in prices of futures contracts and the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances, such as: variations in speculative market demand for futures and for equity or debt securities, including technical influences in futures trading, and differences between the securities being hedged and the instruments underlying the standard futures contracts available for trading. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected stock market or interest rate trends.

     Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as initial margin, a 10% decrease in the value of the futures contract would result in a total loss of the initial margin deposit before any deduction for the transaction costs, if the account were then closed out, and 15% decrease would result in a loss equal to 150% of the initial margin deposit. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, the Portfolio would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying security. Furthermore, in order to be certain that the Portfolio has sufficient assets to satisfy its obligations when it purchases a futures contract, the Portfolio deposits cash or cash equivalents equal in value to the market value of the futures contract in a segregated account for the Portfolio with the Fund's custodian.

     Most United States interest rate futures exchanges and the Chicago Mercantile Exchange limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

     FOREIGN CURRENCY FUTURES. The International Equity and High Yield Bond Portfolios have the authority to deal in forward foreign exchange between currencies of the different countries in which the Portfolio will invest as a hedge against possible variations in the foreign exchange rate between these currencies. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. The Portfolios' dealings in forward foreign exchange will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward foreign currency with respect to specific receivables or payables of the Portfolio arising from the purchase and sale of portfolio securities, the sale and redemption of shares of the Portfolio, or the payment of dividends and distributions by the Portfolio. Position hedging is the sale of forward foreign currency with respect to portfolio security positions denominated or quoted in such foreign currency. The International Equity and High Yield Bond Portfolios will not speculate in forward foreign exchange.

     RISKS. Financial futures prices are volatile and difficult to forecast. Stock index futures prices reflect the market values of the stocks included in the index, while interest rate futures contracts are influenced, among other things, by changes in prevailing interest rates and anticipation of future interest rate changes. The factors influencing interest rate futures prices are in turn affected by government fiscal and monetary policies and actions, and national and international political and economic events, while stock market values are also influenced by corporate management policies, consumer demand, competition, sources of raw materials and supplies and government regulation.

     At best, the correlation between changes in prices of futures contracts and the securities being hedged can be only approximate. The degree of imperfection of correlation depends upon circumstances, such as: variations in speculative market demand for futures and for equity or debt securities, including technical influences in futures trading, and differences between the securities being hedged and the instruments underlying the standard futures contracts available for trading. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected stock market or interest rate trends.

     Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as initial margin, a 10% decrease in the value of the futures contract would result in a total loss of the initial margin deposit before any deduction for the transaction costs, if the account were then closed out, and a 15% decrease would result in a loss equal to 150% of the initial margin deposit. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, the Portfolio would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying security. Furthermore, in order to be certain that the Portfolio has sufficient assets to satisfy its obligations when it purchases a futures contract, the Portfolio deposits cash or cash equivalents equal in value to the market value of the futures contract in a segregated account with the Fund's custodian.

     Most United States interest rate futures exchanges and the Chicago Mercantile Exchange limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

     FEDERAL INCOME TAX TREATMENT. For Federal income tax purposes, each Portfolio is required to recognize as income for each taxable year its net unrealized gains and losses on futures contracts as of the end of the year as well as those actually realized during the year. Any gain or loss recognized with respect to a futures contract is considered to be 60% long-term and 40% short-term, without regard to the holding period of the contract. In the case of a futures transaction classified as a "mixed straddle," the recognition of losses may be deferred to a later taxable year.

     In order for each Portfolio to continue to qualify for Federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income, i.e., dividends, interest, income derived from loans of securities, and gains from the sale of securities. Any net gain realized from the closing out of futures contracts, for purposes of the 90% requirement, is considered gain from the sale of securities and therefore is qualifying income. In addition, gains realized on the sale or other disposition of securities held for less than three months must be limited to less than 30% of the Portfolio's annual gross income. Consequently, in order for the Portfolio to avoid realizing a gain within a three-month period, the Portfolio may be required to defer the closing out of a contract beyond the time when it would otherwise be advantageous to do so.

COVERED CALL OPTION CONTRACTS

     The Index 500 Stock, Balanced, Growth and Income Stock, Growth Stock, Aggressive Growth Stock and High Yield Bond Portfolios may engage in writing covered call option contracts--options on securities owned by the Portfolios--and may purchase call options only to close out a position acquired through the writing of such options. Any option written or purchased by a Portfolio must be listed on a domestic exchange. A covered call option gives the purchaser of the option the right to purchase the underlying security at a fixed exercise price at any time prior to the expiration of the option, regardless of the market price of the security during the option period. As consideration for the option the purchaser pays the Portfolio a premium which the Portfolio retains whether or not the option is exercised. A covered call option will benefit a Portfolio if, over the option period, the underlying security declines in value or does not appreciate above the aggregate value of the exercise price and the premium. However, a Portfolio risks a loss of profits if the underlying security appreciates above the aggregate value of the exercise price and the premium.

     The Portfolios may also close out a position acquired through writing a call option by purchasing a call option on the same security with the same exercise price and expiration date as the call option which it has previously written on the security. Thus, when a security subject to a call option is sold from a Portfolio (i.e., to protect the Portfolio from possible depreciation of the security), the Portfolio will purchase a call option on the security to close out the existing call option. Depending on the premium of the contract, a Portfolio will realize a profit or a loss on the transaction. Option transactions may increase a Portfolio's transaction costs and turnover rate and will be initiated only where appropriate to achieve a Portfolio's investment objectives.

REVERSE REPURCHASE AGREEMENTS

     The Money Market and Balanced Portfolios may enter into reverse repurchase agreements with banks and broker-dealers. Such agreements involve the sale of money market securities held by a Portfolio pursuant to an agreement to repurchase the securities at an agreed upon price, date and interest payment. The Portfolio will use the proceeds of reverse repurchase agreements to purchase other money market securities which either mature, or can be sold under an agreement to resell, at or prior to the expiration of the reverse repurchase agreement. A Portfolio will utilize reverse repurchase agreements when the interest income to be earned from the investment of proceeds from the transaction is greater than the interest expense of the reverse repurchase transaction. When effecting reverse repurchase transactions, a Portfolio will hold securities of a dollar amount equal in value to the securities subject to the reverse repurchase agreement in a segregated account. Amounts subject to reverse repurchase agreements are also subject to a 300% asset coverage requirement. If such amounts in the aggregate exceed this asset coverage requirement, the Portfolio would be obligated within three days to reduce such amounts to meet the requirement. Under no circumstances will a Portfolio enter into a reverse repurchase agreement with Northwestern Mutual Life.

WARRANTS

     The Index 500 Stock, Balanced, Growth and Income Stock, Growth Stock, Aggressive Growth Stock and High Yield Bond Portfolios may invest in warrants. No Portfolio intends to invest more than 2% of its net assets in warrants that are not listed on a national securities exchange. In no event will a Portfolio's investment in warrants exceed 5% of its net assets. (A warrant is a right to buy a certain security at a set price during a certain time period.)

ASSET-BACKED AND VARIABLE RATE SECURITIES

     Consistent with its investment objectives and policies, the Money Market Portfolio may invest in asset-backed and variable rate securities.

     Asset-backed securities represent fractional interests in pools of retail installment loans or revolving credit receivables. These assets are generally held by a special purpose trust and payments of principal and interest, or interest only, are passed through or paid through monthly or quarterly to certificate holders. Payments may be guaranteed up to certain amounts by letters of credit issued by a financial institution affiliated or unaffiliated with the trustee or originator of the trust. Underlying receivables are generally subject to prepayment, which may reduce the overall return to certificate holders. Nevertheless, for asset-backed securities, principal repayment rates tend not to vary much with interest rates and the short-term nature of the underlying loans or other receivables tends to dampen the impact of any change in the prepayment level. Certificate holders may also experience delays in payment on the certificates if the full amounts due on underlying sales contracts or other receivables are not realized by the trust because of unanticipated legal or administrative costs of enforcing the contracts, or because of depreciation or damage to the collateral securing certain contracts, or other factors.

     Variable rate securities bear rates of interest that are adjusted periodically or which "float" continuously according to formulae intended to minimize fluctuations in values of the instruments. For the Money Market Portfolio, the Fund determines the maturity of variable rate securities in accordance with Securities and Exchange Commission rules that allow the Fund to consider certain of such instruments as having maturities less than the maturity date on the instrument.

SHORT-TERM TRADING

     Each Portfolio will generally not engage in short-term trading (purchases and sales within seven days).

FIRM COMMITMENT AGREEMENTS AND "WHEN-ISSUED" SECURITIES

     Each Portfolio may enter into firm commitment agreements for the purchase of securities at an agreed upon price on a specified future date. A Portfolio may purchase new issues of securities on a "when-issued" basis, whereby the payment obligation and interest rate on the instruments are fixed at the time of the transaction. Such transactions might be entered into, for example, when the manager of a Portfolio anticipates a decline in the yield of securities of a given issuer and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued or delivered later.

     A Portfolio will not enter into such a transaction for the purpose of investment leverage. Liability for the purchase price - and all the rights and risks of ownership of the securities - accrue to the Portfolio at the time it becomes obligated to purchase such securities, although delivery and payment occur at a later date. Accordingly, if the market price of the security should decline, the effect of the agreement would be to obligate the Portfolio to purchase the security at a price above the current market price on the date of delivery and payment. During the time the Portfolio is obligated to purchase such securities it will maintain in a segregated account U.S. Government securities, high-grade debt obligations, or cash or cash equivalents of an aggregate current value sufficient to make payment for the securities.


PRIVATE PLACEMENT TRANSACTIONS AND ILLIQUID ASSETS

     Each Portfolio may invest up to 15% of its total assets in securities acquired in private placement transactions and other illiquid assets. For the Money Market Portfolio the limit is 10%. For the purpose of determining each Portfolio's net asset value, these assets will be valued at their fair value as determined in good faith by the Fund's Directors. If a Portfolio should have occasion to sell an investment in restricted securities at a time when the market for such investments is unfavorable, a considerable period may elapse between the time when the decision to sell it is made and the time when the Portfolio will be able to sell the investment, with a possible adverse effect upon the amount to be realized from the sale.

     Notwithstanding these limitations a Portfolio may purchase securities which, though not registered under the Securities Act of 1933 (the "1933 Act"), are eligible for purchase and sale pursuant to Rule 144A under the 1933 Act. Rule 144A permits unregistered securities to be traded among qualified institutional investors, including the Portfolios. Rule 144A securities that are determined to be liquid are not subject to the limitations on illiquid assets. The Fund's investment adviser, Northwestern Mutual Investment Services, Inc., determines and monitors the liquidity status of each Rule 144A security in which a Portfolio invests, subject to supervision and oversight by the Board of Directors of the Fund. The investment adviser takes into account all of the factors which may have a material bearing on the ability of the Portfolio to dispose of the security in seven days or less, at a price reasonably consistent with the value used to determine the Portfolio's net asset value per share, including the following factors: (1) the frequency and volume of trades, (2) the number and sources of price quotes, (3) the number, and identity, of dealers willing to purchase or sell the issue, and the number and identity of other potential purchasers, (4) any dealer undertakings to make a market in the security, (5) the nature of the security, and (6) the nature of the market in which the issue is traded, including the time typically required to make trades, the methods of soliciting offers and the mechanics of transfer.

RISK FACTORS FOR THE INTERNATIONAL EQUITY PORTFOLIO

     The International Equity Portfolio has an unlimited right to purchase securities in any foreign country, developed or developing, if they are listed on an exchange, as well as a limited right to purchase such securities if they are unlisted. Investors should consider carefully the risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

     Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict the Portfolio's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

     Despite the dissolution of the Soviet Union, the Communist Party may continue to exercise a significant role in certain Eastern European countries. To the extent of the Communist Party's influence, investments in such countries may involve risks of nationalization, expropriation and confiscatory taxation. The communist governments of a number of Eastern European countries expropriated a large amount of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, the International Equity Portfolio could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into U.S. dollars, the conversion rates may be artificial to the actual market values and may be adverse to the Portfolio's shareholders.

     There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Foreign markets have substantially less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States.

     The International Equity Portfolio endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread on currency exchange (to cover service charges) may be incurred, particularly when the Portfolio changes investment from one country to another or when proceeds of the sale of shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent the Portfolio from transferring cash out of the country or withhold portions of interest and dividends at the source, or impose other taxes with respect to the Portfolio's investments in securities of issuers of that country. There is the possibility of expropriation, nationalization or confiscatory taxation, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations.

     The International Equity Portfolio may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Through the Portfolio's flexible policy, the Portfolio's manager endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where from time to time it places the Portfolio's investments. The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.

     The Directors of the Fund consider at least annually the likelihood of the imposition by any foreign government of exchange control restrictions which would affect the liquidity of the Portfolio's assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. They also consider the degree of risk involved through the holding of portfolio securities in domestic and foreign securities depositories. However, in the absence of willful misfeasance, bad faith or gross negligence on the part of the Portfolio's investment adviser, or reckless disregard of its obligations and duties under the Investment Advisory Agreement, any losses resulting from the holding of the Portfolio's portfolio securities in foreign countries and/or with securities depositories will be at risk of the shareholders. No assurance can be given that the Directors' appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments might not occur.

     The International Equity Portfolio may enter into a contract for the purchase or sale of a security denominated in a foreign currency and may enter into a forward foreign currency contract ("forward contract") in order to "lock in" the U.S. dollar price of the security. In addition, when the Portfolio's manager believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of the Portfolio's portfolio securities denominated in such foreign currency. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the contract. Accordingly, it may be necessary for the Portfolio to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Portfolio is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Portfolio is obligated to deliver.

     If the Portfolio retains the portfolio security and engages in an offsetting transaction, the Portfolio will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Portfolio engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between the Portfolio entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Portfolio will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Portfolio will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

PORTFOLIO TURNOVER



     Portfolio turnover may vary from year to year or within a year depending upon economic, market and business conditions. The annual portfolio turnover rates of the Portfolios cannot be accurately predicted. It is anticipated that the annual portfolio turnover rate for the Index 500 Stock Portfolio will not exceed 4%, that the rate for the High Yield Bond Portfolio will generally not exceed 140% and that the rate for the Select Bond Portfolio will generally not exceed 185%. For the other Portfolios, it is anticipated that the rate will generally not exceed 100%. In 1997 the portfolio turnover rate for the Growth and Income Stock Portfolio was higher than usual because of market conditions over the course of the year. The portfolio turnover rate for the Select Bond Portfolio was higher than anticipated in 1997 because of a change in the portfolio manager and adoption of a more active trading style. Short-term debt securities are excluded in the calculation of portfolio turnover rates. U.S. Government securities are included in the calculation of portfolio turnover rates.




     For years 1996 and 1997, the portfolio turnover rates were:





            Portfolio Turnover Rate                1997               1996
            -----------------------                ----               ----
         Aggressive Growth Stock Portfolio        57.27%             47.25%
         International Equity Portfolio           16.74%             17.07%
         Growth Stock Portfolio                   33.20%             37.61%
         Growth and Income Stock Portfolio       144.52%             93.92%
         Index 500 Stock Portfolio                 3.15%              3.45%
         Balanced Portfolio                       29.94%             67.66%
         High Yield Bond Portfolio               129.49%            143.92%
         Select Bond Portfolio                   184.93%            195.98%



     The annual portfolio turnover rate of each Portfolio is the lesser of purchases or sales of the Portfolio's securities for the year stated as a percentage of the average value of the Portfolio's assets.

MANAGEMENT OF THE FUND

     The following is a list of the Directors and Officers of the Fund together with a brief description of their principal occupations during the past five years.



     James D. Ericson (62), President and Director*
     720 East Wisconsin Avenue
     Milwaukee, WI  53202



          Trustee of Northwestern Mutual Life; President and Chief Executive Officer of Northwestern Mutual




     Stephen N. Graff (63), Director*
     805 Lone Tree Road
     Elm Grove, WI  53122



          Retired Partner, Arthur Andersen LLP (Public Accountants) since 1994; Senior Partner, 1993-1994; prior thereto, Managing Partner - Milwaukee, WI office; Trustee of Northwestern Mutual Life since 1996




     Martin F. Stein (61), Director
     1800 East Capitol Drive
     Milwaukee, WI  53211




          Chairman of the Board of EyeCare One Corporation (retail sales of eyewear)




     John K. MacIver (67), Director
     100 East Wisconsin Avenue
     Milwaukee, WI  53202




          Partner, Michael Best & Friedrich, Attorneys at Law




     William J. Blake (65), Director
     1105 North Waverly Place
     Milwaukee, WI  53202




          Chairman, Blake Financial Corporation (real estate investments and venture capital)




     William A. McIntosh (58), Director
     525 Sheridan Road
     Kenilworth, IL 60043




         Retired Division Head, U.S. Fixed Income of Salomon Brothers (investment securities) since 1995; prior thereto; Division Head, U.S. Fixed Income

     Mark G. Doll (48), Vice President and Treasurer
     720 East Wisconsin Avenue
     Milwaukee, WI  53202



          Vice President and Assistant Treasurer-Public Markets of Northwestern Investment Management Company since 1998; Senior Vice President of Northwestern Mutual Life since 1996; Senior Vice President and Treasurer, 1995; prior thereto, Vice President and Treasurer. Executive Vice President, Investment Advisory Services of Northwestern Mutual Investment Services, Inc. since 1996; prior thereto, President



     Patricia L. Van Kampen (46), Vice President-Investments
     720 East Wisconsin Avenue
     Milwaukee, WI  53202



          Managing Director of Northwestern Investment Management Company since 1998; prior thereto, Vice President-Common Stocks of Northwestern Mutual Life; Vice President-Common Stocks of Northwestern Mutual Investment Services, Inc.



     William R. Walker (41), Vice President-Investments
     720 East Wisconsin Avenue
     Milwaukee, Wisconsin  53202



          Managing Director of Northwestern Investment Management Company since 1998; prior thereto, Director of Common Stocks of Northwestern Mutual Life; Vice President of Northwestern Mutual Investment Services, Inc.



     Julie M. Van Cleave (39), Vice President-Investments
     720 East Wisconsin Avenue
     Milwaukee, Wisconsin  53202



          Managing Director of Northwestern Investment Management Company since 1998; prior thereto, Director of Common Stocks of Northwestern Mutual Life; Vice President-Common Stocks of Northwestern Mutual Investment Services, Inc.



     Steven P. Swanson (44), Vice President-Investments
     720 East Wisconsin Avenue
     Milwaukee, Wisconsin  53202



          Managing Director of Northwestern Investment Management Company since 1998; Vice President-Securities of Northwestern Mutual Life from 1994 to 1997; prior thereto, Director-Securities; Vice President of Northwestern Mutual Investment Services, Inc. since 1994



     Varun Mehta (30), Vice President-Investments
     720 East Wisconsin Avenue
     Milwaukee, WI  53202



          Director of Northwestern Investment Management Company since 1998; Investment Officer-Public Fixed Income of Northwestern Mutual Life from March of 1997 to December of 1997; Portfolio Research Manager-Fixed Income and Portfolio Manager-Fixed Income of the

          Ameritech Investment Management Department from 1993 to March of 1997.



     Jefferson V. DeAngelis (40), Vice President-Investments
     720 East Wisconsin Avenue
     Milwaukee, WI  53202




          Managing Director of Northwestern Investment Management Company since 1998; prior thereto, Vice President-Fixed Income Securities of Northwestern Mutual Life; Vice President-Fixed Income Securities of Northwestern Mutual Investment Services, Inc.




     Timothy S. Collins (37), Vice President-Investments
     720 East Wisconsin Avenue
     Milwaukee, WI  53202



          Director of Northwestern Investment Management Company since 1998; Director of Investments for Northwestern Mutual Life from October of 1996 to December of 1997; Associate Director - Investments from 1993 to 1996; prior thereto, Investment Officer.




     Merrill C. Lundberg (58), Secretary
     720 East Wisconsin Avenue
     Milwaukee, WI  53202


          Assistant General Counsel of Northwestern Mutual Life; Secretary of Northwestern Mutual Investment Services, Inc.


     Barbara E. Courtney (40), Controller
     720 East Wisconsin Avenue
     Milwaukee, WI  53202


          Associate Director of Mutual Fund Accounting of Northwestern Mutual Life since 1996; prior thereto, Assistant Director of Investment Accounting; Assistant Treasurer of Northwestern Mutual Investment Services, Inc.

* Directors identified with an asterisk are "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940.


John K. MacIver has served as a Director since February 2, 1984. William J. Blake has served as a Director since March 9, 1988. James D. Ericson has served as a Director since April 27, 1994. Stephen N. Graff and Martin F. Stein have served as Directors since March 29, 1995. William A. McIntosh has served as a Director since May 8, 1997.



     An Audit Committee and Nominating Committee have been established for the Fund. Each Committee is made up of those Directors who are not "interested persons" of the Fund within the meaning of the Investment Company Act.




     All Board members and officers of the Fund are also board members or officers of Mason Street Funds, Inc. ("MSF"), a registered investment company. Each of the Directors and principal officers of the Fund who is also an affiliated person of Northwestern Mutual Investment Services, Inc. ("NMIS") or Northwestern Mutual Life is named above, together with the capacity in which such person is affiliated with NMIS or Northwestern Mutual Life.

COMPENSATION OF OFFICERS AND DIRECTORS. The Fund pays no salaries or compensation to any of its officers or Directors employed by Northwestern Mutual Life. NMIS, the investment advisor to the Fund, pays each of the other Directors of the Fund a total of up to $15,000 per year, consisting of a $5,000 retainer paid in January and $2,500 per meeting of the board of the Fund attended. MSF pays other Directors fees totaling $9,000 per year, consisting of a $5,000 retainer paid in April and $1,000 per meeting of the Board of Directors of MSF attended. The Fund neither pays nor accrues any pension or retirement benefits to any of the Directors.






                                                            COMPENSATION TABLE

   (1)                   (2)                (3)                 (4)                 (5)
 Name of             Aggregate           Pension or          Estimated             Total
 Person,            Compensation         Retirement            Annual          Compensation
Position               From            Benefits Accrued       Benefits             From
                     Registrant       as Part of Fund          Upon          Registrant and
                                          Expenses           Retirement        Fund Complex
                                                                                  Paid to
                                                                                 Directors
James D. Ericson,       None              None                None                 None
Director


William Blake,         None                None                None               $20,500
Director


Stephen N. Graff,       None              None                None                 $24,000
Director

John K. MacIver,       None                None                None               $24,000
Director

Martin F. Stein,       None                None                None               $24,000
Director

William A. McIntosh,   None                None                None               $19,250
Director




OWNERSHIP OF SHARES OF THE FUND

     All of the outstanding shares of the Fund are held by Northwestern Mutual Life for its General Account and for its separate investment accounts used for variable annuity contracts and variable life income policies. Additional shares are being offered only to Northwestern Mutual Life and the separate investment accounts.


     The following tables show the allocation of shares of the Portfolios of the Fund among the General Account and the separate investment accounts as of March 31, 1998.

                         AGGRESSIVE GROWTH STOCK PORTFOLIO



NML Variable Annuity Account A                      25,994,791  shares        (  8.20%)
NML Variable Annuity Account B                     231,786,117  shares        ( 73.40%)
NML Variable Annuity Account C                      32,792,465  shares        ( 10.40%)
Northwestern Mutual Variable Life Account           25,397,033  shares        (  8.00%)
General Account                                              0  shares        (  0.00%)
         Total                                     315,970,406  shares        (100.00%)

                         INTERNATIONAL EQUITY PORTFOLIO

NML Variable Annuity Account A                      27,462,293  shares        (  7.20%)
NML Variable Annuity Account B                     285,650,901  shares        ( 74.30%)
NML Variable Annuity Account C                      36,293,742  shares        (  9.50%)
Northwestern Mutual Variable Life Account           34,533,499  shares        (  9.00%)
General Account                                              0  shares        (  0.00%)
         Total                                     383,940,435  shares        (100.00%)

                             GROWTH STOCK PORTFOLIO

NML Variable Annuity Account A                      10,323,280  shares        (  6.90%)
NML Variable Annuity Account B                     108,712,317  shares        ( 72.70%)
NML Variable Annuity Account C                       9,829,407  shares        (  6.60%)
Northwestern Mutual Variable Life Account           20,570,358  shares        ( 13.80%)
General Account                                              0  shares        (  0.00%)
         Total                                     149,435,362  shares        (100.00%)

                        GROWTH AND INCOME STOCK PORTFOLIO

NML Variable Annuity Account A                      18,954,190  shares        (  6.20%)
NML Variable Annuity Account B                     233,390,327  shares        ( 76.20%)
NML Variable Annuity Account C                      22,856,998  shares        (  7.50%)
Northwestern Mutual Variable Life Account           31,087,179  shares        ( 10.10%)
General Account                                              0  shares        (  0.00%)
         Total                                     306,288,694  shares        (100.00%)

                            INDEX 500 STOCK PORTFOLIO

NML Variable Annuity Account A                      42,433,104  shares        (  9.30%)
NML Variable Annuity Account B                     318,485,718  shares        ( 69.50%)
NML Variable Annuity Account C                      52,652,041  shares        ( 11.50%)
Northwestern Mutual Variable Life Account           44,468,288  shares        (  9.70%)
General Account                                              0  shares        (  0.00%)
         Total                                     458,039,151  shares        (100.00%)

                               BALANCED PORTFOLIO

NML Variable Annuity Account A                     148,280,643  shares        ( 10.60%)
NML Variable Annuity Account B                   1,109,601,693  shares        ( 79.30%)
NML Variable Annuity Account C                      76,941,705  shares        (  5.50%)
Northwestern Mutual Variable Life Account           64,232,243  shares        (  4.60%)
General Account                                              0  shares        (  0.00%)
         Total                                   1,399,056,284  shares        (100.00%)

                              HIGH YIELD PORTFOLIO

NML Variable Annuity Account A                       8,944,589  shares        (  5.90%)
NML Variable Annuity Account B                     111,741,954  shares        ( 73.00%)
NML Variable Annuity Account C                       7,256,608  shares        (  4.70%)
Northwestern Mutual Variable Life Account            9,498,510  shares        (  6.20%)
General Account                                     15,600,144  shares        ( 10.20%)
         Total                                     153,041,805  shares        (100.00%)

                              SELECT BOND PORTFOLIO

NML Variable Annuity Account A                      19,397,766  shares        (  9.70%)
NML Variable Annuity Account B                     157,504,367  shares        ( 79.00%)
NML Variable Annuity Account C                      14,426,173  shares        (  7.30%)
Northwestern Mutual Variable Life Account            7,956,169  shares        (  4.00%)
General Account                                              0  shares        (  0.00%)
         Total                                     199,284,475  shares        (100.00%)

                             MONEY MARKET PORTFOLIO

NML Variable Annuity Account A                      24,400,347  shares        ( 12.50%)
NML Variable Annuity Account B                     133,525,969  shares        ( 68.60%)
NML Variable Annuity Account C                      13,206,137  shares        (  6.80%)
Northwestern Mutual Variable Life Account           23,475,603  shares        ( 12.10%)
General Account                                              0  shares        (  0.00%)
         Total                                     194,608,056  shares        (100.00%)



     The shares held in connection with certain of the separate investment accounts are voted by Northwestern Mutual Life in accordance with instructions received from owners of variable annuity contracts and variable life insurance policies. The shares held in its General Account are voted by Northwestern Mutual Life in the same proportions as the shares held in connection with these separate investment accounts. If applicable laws or regulations change so as to permit Northwestern Mutual Life to vote the Fund shares in its own discretion, it may elect to do so.

INVESTMENT ADVISORY AND OTHER SERVICES

     The Fund's investment adviser, Northwestern Mutual Investment Services, Inc. ("NMIS"), is a wholly-owned subsidiary of Northwestern Mutual Life. The adviser provides investment advice and recommendations regarding the purchase and sale of securities for the Portfolios and the selection of brokers pursuant to Investment Advisory Agreements (the "Agreements"). Each Agreement provides that the adviser will also provide certain services and pay the expenses of the Fund for certain other administrative services, office space and facilities and the services of all directors, officers and employees of the Fund. Each Portfolio (except the Select Bond, Money Market and Balanced Portfolios) pays its own expenses for fees for services rendered by the custodian, legal counsel and auditors; costs of Federal registrations of Fund shares; expenses of meetings and reports; taxes; and brokerage and other expenses directly related to portfolio transactions.

     For acting as investment adviser and for providing such services and paying such expenses the adviser is paid a monthly fee at the annual rates set forth in the prospectus for the respective Portfolios. The Fund also pays all interest charges, brokerage commissions, taxes and extraordinary expenses incurred in connection with the operation of the Fund. Expenses paid by the Fund are charged to the Portfolios to which the expenses relate.

     For the fiscal years ended December 31, 1996 and 1997, NMIS received $17,368,648 and $23,423,272, respectively, for its services as investment adviser to the Fund.



     Northwestern Mutual Life employs a full staff of investment personnel to manage its investment assets. Northwestern Mutual Life's personnel and related facilities are utilized by NMIS in performing its obligations under the Agreements and Northwestern Mutual Life is a party to each Agreement.

     "Northwestern Mutual Life" is the name and service mark of The Northwestern Mutual Life Insurance Company and the right of the Fund to use the name and mark is subject to the consent of Northwestern Mutual Life. Under the Agreement providing such consent, the Fund recognizes the prior rights of Northwestern Mutual Life in the name and mark, agrees that use of the name and mark by the Fund will inure to the benefit of Northwestern Mutual Life and agrees that its right to use the name and mark can be terminated by Northwestern Mutual Life and will automatically be terminated if at any time NMIS ceases to be the investment adviser to the Fund or if NMIS ceases to be a subsidiary of Northwestern Mutual Life.

     Templeton Investment Counsel, Inc. ("Templeton Counsel"), a Florida corporation with principal offices at 500 East Broward Boulevard, Ft. Lauderdale, Florida 33394 has been retained under an investment sub-advisory agreement to provide investment advice and, in general, to conduct the management investment program of the International Equity Portfolio, subject to the general control of the Board of Directors of the Fund. Templeton Counsel is a wholly-owned indirect subsidiary of Franklin Resources, Inc. Certain clients of Templeton Counsel may have investment objectives and policies similar to those of the International Equity Portfolio. Templeton Counsel may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with the International Equity Portfolio. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. It is the policy of Templeton Counsel to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by Templeton Counsel to the accounts involved, including the International Equity Portfolio. When two or more of the clients of Templeton Counsel (including the International Equity Portfolio) are purchasing the same security on a given day from the same broker-dealer, such transactions may be averaged as to price. For its services pursuant to the sub-advisory agreement, Templeton Counsel is paid, by NMIS, compensation at the annual rate of .50% of the average net assets of the International Equity Portfolio, reduced to .40% on assets in excess of $100 million.

     J.P. Morgan Investment Management Inc. ("J.P. Morgan Investment"), 522 Fifth Avenue, New York, New York 10036, provides investment advisory services to the Growth and Income Stock Portfolio, pursuant to an investment sub-advisory agreement. For the services provided, NMIS pays J.P. Morgan Investment a fee at the annual rate of .45% on the first $100 million of the Portfolio's assets,
 .40% on the next $100 million, .35% on the next $200 million and .30% on assets in excess of $400 million.

     J.P. Morgan Investment is an investment manager for corporate, public, and union employee benefit funds, foundations, endowments, insurance companies, government agencies and the accounts of other institutional investors. A wholly owned subsidiary of J.P. Morgan & Co. Inc., J.P. Morgan Investment was incorporated in the state of Delaware on February 7, 1984 and commenced operations on July 2, 1984. It was formed from the Institutional Investment Group of Morgan Guaranty Trust Company of New York, also a subsidiary of J.P. Morgan & Co. Inc.

     Morgan acquired its first tax-exempt client in 1913 and its first pension account in 1940. Assets under management have grown to over $112 billion. With offices in London and Singapore, J.P. Morgan Investment draws from a worldwide resources base to provide comprehensive service to an international group of clients. Investment management activities in Japan, Australia, and Germany are carried out by affiliates, Morgan Trust Bank in Tokyo, J.P. Morgan Investment Management Australia Limited in Melbourne, and J.P. Morgan Investment GmbH in Frankfurt.


     J.P. Morgan Investment currently provides investment advisory services to the following investment companies: the J.P. Morgan Treasury Money Market Portfolio, the J.P. Morgan Bond Portfolio, the J.P. Morgan Equity Portfolio, the J.P. Morgan Small Company Portfolio, and the J.P. Morgan International Opportunity Portfolio, which are portfolios of the J.P. Morgan Series Trust II, an open-end diversified investment company registered under the Investment Company Act of 1940. Morgan Guaranty provides or arranges for the provision of certain financial and administrative services and oversees fund accounting for the Trust. J.P. Morgan Investment also acts as the subadviser to the following U.S. registered investment companies which are otherwise unaffiliated with J.P. Morgan Investments: Advantus Series Fund, Inc. - Macro-Cap Value Portfolio, American Century - Benham International Bond Fund, American Skandia Master Trust - ASMT JPM Money Market Portfolio, American Skandia Trust - AST Money Market Portfolio, COVA Series Trust - International Equity Portfolio, COVA Series Trust - Large Capital Stock Portfolio, COVA Series Trust - Quality Bond Portfolio, COVA Series Trust - Select Equity Portfolio, COVA Series Trust - Small Capital Stock Portfolio, Endeavor Series Trust - Enhanced Index Portfolio, EQ Advisors Trust - JPM Core Bond Portfolio, Frank Russell Emerging Markets Fund, Frank Russell Equity Q Fund, Frank Russell Equity T Fund, Frank Russell International Fund, Frank Russell International Securities Fund, Frank Russell Quantitative Equity Fund, Jefferson Pilot Variable Fund, Inc. - Balanced Portfolio, JNL Series Trust - JNL/JPM International & Emerging Markets Series, John Hancock Variable Series Trust I - Strategic Bond Portfolio, Liberty ALL-STAR Equity Fund, Liberty ALL-STAR Equity Fund Variable Series, Manufacturers Investment Trust - International Growth and Income Trust, Mason Street Funds, Inc. - Growth and Income Stock Fund, Mutual Investment Fund of Connecticut, Nationwide Separate Account Trust - Nationwide Global Equity Fund, North American Funds
- International Growth and Income Fund, Northwestern Mutual Series Fund, Inc.
- Growth and Income Stock Portfolio, Pacific Select Fund - The Equity Income Portfolio, Pacific Select Fund - The Multi-Strategy Portfolio, Phoenix Edge Series Fund - JPM Research Enhanced Index Series, Preferred Fixed Income Fund, Preferred Money Market Fund, Preferred Short-Term Government Securities Fund, Sierra Trust Funds - Global Money Fund, Sierra Trust Funds - Growth and Income Fund, The Sierra Variable Trust - Global Money Fund, The Sierra Variable Trust - Growth and Income Fund, Tridan Corporation, WRL Series Fund, Inc. - Money Market Portfolio.


     Northwestern Mutual Life is the licensee under a License Agreement with Standard & Poor's, dated as of November 30, 1990, relating to the Fund as well as certain other mutual funds sponsored by Northwestern Mutual Life. The following disclaimers and limitations are included in accordance with the requirements of the License Agreement:

          The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"), a division of The McGraw-Hill Companies, Inc., and none of the Portfolios of the Fund is so sponsored, endorsed, sold or promoted.
     S&P makes no representation or warranty, express or implied, to the owners of the Fund or any of its Portfolios or any member of the public regarding the advisability of investing in securities generally or in the Fund or any of its Portfolios particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the Licensee is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index which is determined, composed and calculated by S&P without regard to the Licensee or the Fund. S&P has no obligation to take the needs of the Licensee or the owners of the Fund or any of its Portfolios into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Fund or any of its Portfolio to be issued or in the determination or calculation of the equation by which the Fund or any of its Portfolios is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Fund.

          S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OR MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT

     TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

     The custodian for the Index 500 Stock, Aggressive Growth Stock and Balanced Portf`olio is The Chase Manhattan Bank, N.A., One Chase Manhattan Plaza, New York, New York 10081. The custodian for the Select Bond, High Yield Bond, Money Market, Growth Stock and Growth and Income Stock Portfolios is Bankers Trust Company, 16 Wall Street, New York, New York 10015. The custodian for the International Equity Portfolio is Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts 02109. The custodians maintain custody of securities and other assets of the respective Portfolios and perform certain services in connection with the purchase, sale, exchange and pledge of securities of the Portfolios. Canadian Imperial Bank of Commerce, Commerce Court, Ontario, Canada M5L 1A2 provides custodial services for the Fund in Canada.

     Price Waterhouse LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin 53202, is the independent public accountant of the Fund and performs auditing services for the Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION AND OTHER PRACTICES

     There is generally no stated commission in the case of fixed-income securities, which are traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. Transactions on U.S. stock exchanges and other agency transactions involve the payment by the Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. In the case of securities traded on some foreign stock exchanges, brokerage commissions may be fixed and the investment adviser or sub-adviser may be unable to negotiate commission rates for these transactions.

     The investment adviser, or sub-adviser in the case of the Growth and Income Stock and International Equity Portfolios, places all orders for the purchase and sale of portfolio securities, options, and futures contracts for each Portfolio through a substantial number of brokers and dealers or futures commission merchants. In executing transactions, the investment adviser or sub-adviser will attempt to obtain the best net results for the Portfolio, taking into account such factors as price (including the applicable brokerage commission or dollar spread), size of order, the nature of the market for the security, the timing of the transaction, the reputation, experience and financial stability of the broker-dealer involved, the quality of the service, the difficulty of execution and operational facilities of the firms involved, and the firm's risk in positioning a block of securities. In transactions on stock exchanges in the United States, payments of brokerage commissions are negotiated. In effecting purchases and sales of portfolio securities in transactions on United States stock exchanges for the account of the Fund, the investment adviser or sub-adviser may pay higher commission rates than the lowest available when the investment adviser or sub-adviser believes it is reasonable to do so in light of the value of the brokerage and research services provided by the broker effecting the transaction, as described below. In the case of securities traded on some foreign stock exchanges, brokerage commissions may be fixed and the investment adviser or sub-adviser may be unable to negotiate commission rates for these transactions. In the case of securities traded on the over-the-counter markets, there is generally no stated commission, but the price includes an undisclosed commission or markup.

     Some securities considered for investment by the Fund's Portfolios may also be appropriate for other clients served by the investment adviser or sub-adviser. If a purchase or sale of securities consistent with the investment policies of a Portfolio and one or more of these clients served by the investment adviser or sub-adviser is considered at or about the same time, transactions in such securities will be allocated among the Portfolios and clients in a manner deemed fair and reasonable by the investment adviser or sub-adviser. Although there is no specified formula for allocating such transactions, the various allocation methods used by the investment adviser or sub-adviser, and the results of such allocations, are subject to periodic review by the Fund's investment adviser and directors.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research services from broker-dealers which execute portfolio transactions for the clients of such advisers. Consistent with this practice, the investment adviser or sub-adviser may receive research services from many broker-dealers with which the investment adviser or sub-adviser places portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services may be of value to the investment adviser or sub-adviser in advising its various clients (including the Portfolios), although not all of these services are necessarily useful and of value in managing a Portfolio.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934, the investment adviser or sub-adviser may cause a Portfolio to pay a broker-dealer, which provides "brokerage and research services" (as defined in the Act) to the investment adviser or sub-adviser, an amount of disclosed commission for effecting a securities transaction for the Portfolio in excess of the commission which another broker-dealer would have charged for effecting that transaction.



     There are no arrangements whatsoever, written or oral, relating to the allocation to specific brokers of orders for Portfolio transactions. Consideration is given to those firms providing statistical and research services to the investment adviser or sub-adviser, but it is not the policy of any Portfolio to pay higher brokerage commissions to a firm solely because it has provided such services. In 1997 all brokerage business was allocated to firms which provided these services. Statistical and research services furnished by brokers typically include: analysts' reports on companies and industries, market forecasts, economic analyses and the like. Such services may tend to reduce the expenses of the adviser or sub-adviser and this has been considered in setting the advisory fee paid by each Portfolio. During the years ended December 31, 1995, 1996, and 1997, the Fund paid brokerage commissions of $1,174,651, $1,859,133 and $3,985,791, respectively.




     The Directors of the Fund have recently authorized the investment adviser and sub-advisers to place portfolio orders for the Fund with Robert W. Baird & Co. Incorporated ("Baird"), a broker-dealer which is a corporate affiliate of Northwestern Mutual Life. This authorization is subject to all applicable legal requirements, including procedures adopted by the Directors. During 1997, the Fund paid $21,869 in commissions to Baird. This represents .5% of the aggregate brokerage commissions paid during 1997 and .6% of aggregate Fund transactions. No orders were placed with an affilate broker during 1995 or 1996.



CAPITAL STOCK

     The capital stock of the Fund is divided into nine classes corresponding to the nine Portfolios of the Fund.

     Each class is preferred over the other classes with respect to the assets of the Portfolio to which the class relates. Dividends and distributions, including distributions in the event of liquidation, are payable only out of assets of the Portfolio to which the class relates. All shares of the Fund are entitled to vote on all matters submitted to a vote of the shareholders except that shares shall be voted by class on matters concerning only that class, to approve an investment advisory agreement, to approve changes in fundamental policies with respect to that class and when otherwise required by the Investment Company Act of 1940. Shares may be redeemed only for cash, except that capital stock of any class may be redeemed in kind with assets of the Portfolio to which the class relates if the Directors deem such action desirable. Each share is nonassessable and shareholders have no preemptive or conversion rights.

PURCHASE, REDEMPTION AND PRICING OF SHARES

     Shares of each Portfolio are offered and redeemed at their net asset value as next determined following receipt of a purchase order or tender for redemption without the addition of any selling commission or "sales load" or any redemption charge. The redemption price may be more or less than the shareholder's cost.

     The net asset value of each share of each Portfolio is the net asset value of the entire Portfolio divided by the number of shares of the Portfolio outstanding. The net asset value of an entire Portfolio is determined by computing the value of all assets of the Portfolio and deducting all liabilities, including reserves and accrued liabilities of the Portfolio. Portfolio securities for which market quotations are readily available are valued at current market value.

     Equity securities listed on a stock exchange and all call options are valued at the closing sale price on the stock or options exchange or, if there has been no such sale, at the closing bid price; stock index futures contracts and interest rate futures contracts are valued at the closing settlement price on the commodities exchange; unlisted equity securities are valued at the closing bid price on the over-the-counter market.

     Debt securities with maturities generally exceeding one year are valued on the basis of valuations furnished by Interactive Data Corporation, a facility which utilizes electronic data processing techniques to report valuations for normal institutional size trading units of debt securities, without regard to exchange or over-the-counter prices, unless the Directors of the Fund determine that in the case of a particular security some other value is fair.

     Money market instruments and debt securities with maturities exceeding sixty days but generally not exceeding one year are valued by marking to market, except for the Money Market Portfolio. Marking to market is based on an average (provided by a communication network) of the most recent bid prices or yields. The marking to market method takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities.

     Securities with remaining maturities of sixty days or less, and all debt securities of the Money Market Portfolio, are valued on an amortized cost basis or, if the current market value differs substantially from the amortized cost, by marking to market. Under the amortized cost method of valuation, the security will initially be valued at the cost on the date of purchase (or, in the case of securities purchased with more than 60 days remaining to maturity the market value on the 61st day prior to maturity); and thereafter the Portfolio will assume a constant proportionate amortization in value until maturity of any discount or premium.

     The value of a foreign security held by the International Equity Portfolio is determined in its national currency as of the close of trading on the foreign exchange on which it is traded, or as of 4:00 p.m., New York time, if that is earlier, and that value is then converted into its U.S. dollar equivalent at foreign exchange rates in effect at 11:00 a.m., New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the mean between the current bid and asked price is used. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the New York Stock Exchange, and will therefore not be reflected in the computation of the Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value as determined by the management and approved in good faith by the Directors of the Fund. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business in New York on each day on which the New York Stock Exchange is open. Trading in European or Far Eastern securities generally, or in a particular country or countries, may not take place on every New York business day. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and on which the Fund's net asset value is not calculated. The International Equity Portfolio calculates net asset value per share, and therefore effects sales and redemptions of its shares, as of the close of the New York Stock Exchange once on each day on which that Exchange is open. Such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and if events occur which materially affect the value of these foreign securities, they will be valued at fair market value as determined by the management and approved in good faith by the Directors of the Fund.

     All other assets, including any securities for which market quotations are not readily available, will be valued at their fair value as determined in good faith by the Directors of the Fund. The net asset value is determined as of the close of trading on the New York Stock Exchange on each day during which the Exchange is open for trading. In accordance with the requirements of the Investment Company Act of 1940 the Portfolios will also determine the net asset value of their shares on any other day on which there is sufficient trading to materially affect the value of their securities.

     The Money Market Portfolio will use its best efforts to maintain a constant net asset value per share of $1.00 (computed to an accuracy of $.005); however, the net asset value is subject to fluctuation based upon changes in the value of the Portfolio's securities. Accordingly, if net losses on the Portfolio's securities for a given period exceed income after expenses, the net asset value per share of Money Market Portfolio capital stock will decline. The Board of Directors of the Fund will take such action as it considers appropriate to maintain the stability of the net asset value per share. For example, the Directors may reduce or suspend the payment of dividends if the net asset value per share should decline below $.995 and the Directors may supplement such dividends with other distributions if the net asset value per share should rise above $1.005.

     The total offering price per share for each Portfolio is computed as follows:


                            SPECIMEN PRICE-MAKE-UP SHEET
                             (as of December 31, 1997)




                        AGGRESSIVE      INTERNATIONAL                              GROWTH AND
                       GROWTH STOCK        EQUITY          GROWTH STOCK           INCOME STOCK
                        PORTFOLIO         PORTFOLIO          PORTFOLIO              PORTFOLIO
                        ---------         ---------           ---------             ---------
NET ASSETS           $1,067,067,678        $659,850,126        $243,070,670        $371,935,645

NUMBER OF SHARES
 OUTSTANDING           319,739,340         390,790,022         134,273,285         279,535,628

NET ASSET VALUE
 PER SHARE
(NET ASSETS
NUMBER OF SHARES
(OUTSTANDING)            $3.337              $1.689              $1.810              $1.331

OFFERING AND
 REDEMPTION
 PRICE PER SHARE          $3.34               $1.69               $1.81               $1.33




                       INDEX 500            BALANCED            HIGH YIELD
                     STOCK PORTFOLIO        PORTFOLIO         BOND PORTFOLIO
                     ---------------        ----------        ---------------
NET ASSETS           $1,152,857,360      $2,788,493,793        $153,038,242

NUMBER OF SHARES
 OUTSTANDING          436,103,758        1,400,746,105         143,916,814

NET ASSET VALUE
 PER SHARE
(NET ASSETS

NUMBER OF SHARES
OUTSTANDING)             $2.644              $1.991              $1.063

OFFERING AND
 REDEMPTION PRICE
 PER SHARE                $2.64               $1.99               $1.06


                       SELECT BOND        MONEY MARKET
                        PORTFOLIO           PORTFOLIO
                        ----------          ----------
NET ASSETS             $244,835,132        $194,469,976

NUMBER OF SHARES
 OUTSTANDING            194,772,223         194,493,703

NET ASSET VALUE
 PER SHARE
(NET ASSETS

NUMBER OF SHARES
OUTSTANDING)               $1.257              $1.000

OFFERING AND
 REDEMPTION PRICE
 PER SHARE                  $1.26               $1.00




Payment for the shares redeemed must be made within seven days after the evidence of ownership of such shares is tendered to the Fund; however, the right to redeem Fund shares may be suspended, or payment of the redemption value postponed, during any period in which the New York Stock Exchange is closed or trading thereon is restricted, or any period during which an emergency exists, or as otherwise permitted by the Investment Company Act of 1940.

TAXES AND DIVIDENDS


     Each Portfolio is qualified or intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. In order to avoid taxation of capital gains under Subchapter M of the Code, each Portfolio, except the Money Market Portfolio, will distribute net capital gains annually. Net capital gains from the sale of investments will be calculated by subtracting any unused capital loss carryforward from net realized gain for the year, as prescribed by the Internal Revenue Code. No distribution of realized capital gains will be made until any capital loss carryforward has been exhausted or expired. At the end of its last fiscal year, none of the Portfolios experienced a capital loss carryforward.


CALCULATION OF YIELD QUOTATIONS OF THE MONEY MARKET PORTFOLIO

     The Money Market Portfolio's yield is its current investment income expressed in annualized terms. The Portfolio's yield is calculated by determining the net change in the value of a pre-existing account having a balance of one share at the beginning of a seven-day base period. The net change in the value of the account is divided by the value of the account at the beginning of the period to obtain the base period return. The result is then multiplied by 365 and divided by seven, with the resulting annualized yield carried to the nearest hundredth of one percent. For purposes of this calculation the net change in the value of the account reflects the value of additional Portfolio shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares. The calculation reflects net investment income of the Portfolio for the period, including accrued interest income plus or minus amortized purchase discount or premium, less all accrued expenses, but does not include realized or unrealized gains or losses.

-------------------------------------------------------------------------------

NAME CHANGE OF THE FUND

     The name of Northwestern Mutual Series Fund, Inc. was changed from Northwestern Mutual Variable Life Series Fund, Inc. on May 1, 1994.

-------------------------------------------------------------------------------

                                      APPENDIX A


Description of Ratings as Provided by the Rating Services

CORPORATE BONDS

     MOODY'S INVESTORS SERVICE, INC.

     Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they compromise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and, thereby, not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the security over any long period of time may be small.

     Caa--Bonds which are rated Caa are of poor standing. Such securities may be in default or there may be present elements of danger with respect to principal or interest.

     Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C--Bonds which are rated C are the lowest rated class of bonds and are regarded as having extremely poor prospects of ever attaining any real investment standing.

     Absence of Rating: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

     Should no rating be assigned, the reason may be one of the following:

     1.   An application for rating was not received or accepted.

     2. The issue or issuer belongs to a group of securities that are not rated as a matter of policy.

     3.   There is a lack of essential data pertaining to the issue or issuer.

     4. The issue was privately placed, in which case the rating is not published in Moody's publications.

     Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

     Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic ratings classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     STANDARD & POOR'S

     AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB, B, CCC, CC, C--Debt is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of this obligation. "BB" indicates the least degree of speculation and "C" the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB--Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

     B--Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

     CCC--Debt rated "CCC" has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

     CC--The rating "CC" is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

     C--The rating "C" is typically applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     CI--The rating "CI" is reserved for income bonds on which no interest is being paid.

     D--Debt rated "D" is in payment default. The "D" rating is used when interest payments or principal are not made on the date due even if the applicable grace period has not expired, unless S&P believe that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or Minus (-)--The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     NR--Not rated.

PREFERRED STOCKS

     MOODY'S INVESTORS SERVICE, INC.

     aaa--considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

     aa--considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

     a--considered to be an upper-medium-grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

     baa--considered to be medium-grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

     ba--considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

     b--generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

     caa--likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

     ca--speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

     c--lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers 1, 2 and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     STANDARD & POOR'S

     "AAA"--This is the highest rating that may be assigned by S&P to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

     "AA"--A preferred stock issue rated "AA" also qualifies as a high-quality fixed-income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated "AAA".

     "A"--An issued rated "A" is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     "BBB"--An issue rated "BBB" is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for preferred stock in this category than for issues in the "A" category.

     "BB", "B", "CCC"--Preferred stock rated "BB", "B", and "CCC" are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. "BB" indicates the lowest degree of speculation and "CCC" the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     "CC"--The rating "CC" is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

     "C"--The preferred stock rated "C" is a non-paying issue.

     "D"--A preferred stock rated "D" is a non-paying issue with the issuer in default on debt instruments.

     NR indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

     Plus(+) or Minus(-)--To provide more detailed indications of preferred stock quality, the ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

COMMERCIAL PAPER

     MOODY'S INVESTORS SERVICE

     The term "commercial paper" as used by Moody's means promissory obligations not having an original maturity in excess of one year.

     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

     Issuers rated PRIME-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. PRIME-1 repayment ability will often be evidenced by the following characteristics:

     --   Leading market positions in well-established industries.

     --   High rates of return on funds employed.

     -- Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     -- Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     -- Well-established access to a range of financial markets and assured sources of alternate liquidity.

     Issuers rated PRIME-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     Issuers rated PRIME-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market composition may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     Issuers rated NOT PRIME do not fall within any of the Prime rating categories.

     STANDARD & POOR'S

     S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories ranging from "A-1" for the highest quality obligations to "D" for the lowest. These categories are as follows:

     A-1 Commercial paper rated "A-1" is regarded as having a very strong degree of safety regarding timely payment. A "+" designation is applied to those issues which possess extremely strong safety characteristics.

     A-2 Commercial paper rated "A-2" is regarded as having a satisfactory capacity for timely payment. However, the relative degree of safety is not as high as for issues designated "A-1"

     A-3 Commercial paper rated "A-3" is regarded as having an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

     B Commercial paper rated "B" is regarded as having only speculative capacity for timely payment.

     C Commercial paper rated "C" is regarded as having a doubtful capacity for repayment.

     D Commercial paper rated "D" is in payment default. The "D" rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

                                     APPENDIX B

                                 Glossary of Terms


CERTIFICATE OF DEPOSIT
     A certificate of deposit is a short term obligation of a commercial bank.

EURODOLLAR CERTIFICATE OF DEPOSIT
     A Eurodollar certificate of deposit is a short term obligation of a foreign subsidiary of a U.S. bank payable in U.S. dollars.

TIME DEPOSIT
     A time deposit is a deposit in a commercial bank for a specified period of time at a fixed interest rate for which a negotiable certificate is not received.

BANKERS' ACCEPTANCE
     A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions.

VARIABLE AMOUNT MASTER NOTE
     A variable amount master note is a note which fixes a minimum and maximum amount of credit and provides for lending and repayment within those limits at the discretion of the lender.

COMMERCIAL PAPER
     Commercial paper is a short term promissory note issued by a corporation primarily to finance short term credit needs.

Accountants' Letter

                 [LOGO]

                                                                          [LOGO]

Report of Independent Accountants

To The Shareholders and Board of Directors of
Northwestern Mutual Series Fund, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Aggressive Growth Stock Portfolio, International Equity Portfolio, Growth Stock Portfolio, Growth and Income Stock Portfolio, Index 500 Stock Portfolio, Balanced Portfolio, High Yield Bond Portfolio, Select Bond Portfolio and Money Market Portfolio (constituting Northwestern Mutual Series Fund, Inc., hereafter referred to as the "Fund") at December 31, 1997, the results of each of their operations for the year then ended, the changes in each of their net assets for the two years in the period ended December 31, 1997, and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentations. We believe that our audits, which included confirmations of the securities at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

/s/ PRICE WATERHOUSE LLP

Milwaukee, Wisconsin
January 27, 1998

Aggressive Growth Stock Portfolio
NORTHWESTERN MUTUAL SERIES FUND, INC.
Aggressive Growth Stock Portfolio
Financial Statements
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

ASSETS
  Common Stocks (cost $651,278).........   $973,021
  Money Market Investments (cost
   $93,922).............................     93,922
                                          ---------
                                          1,066,943
  Cash..................................         94
  Due from Sale of Securities...........      2,631
  Dividends and Interest Receivable.....         89
  Due from Sale of Fund Shares..........          7
                                          ---------
    Total Assets........................  1,069,764
                                          ---------
LIABILITIES
  Due on Redemption of Fund Shares......      2,147
  Due to Investment Advisor.............        484
  Accrued Expenses......................         60
  Futures Variation Margin..............          5
                                          ---------
    Total Liabilities...................      2,696
                                          ---------
NET ASSETS.............................. $1,067,068
                                          ---------
                                          ---------
REPRESENTED BY:
  Aggregate Paid in Capital (700,000
   shares authorized, $.01 par value;
   319,739 shares outstanding).......... $  705,539
  Undistributed Net Investment Income...        390
  Undistributed Accumulated Net Realized
   Gain on Investments..................     39,778
  Net Unrealized Appreciation
   (Depreciation) of:
   Investment Securities................    321,743
   Index Futures Contracts..............       (382)
                                          ---------
  Net Assets for 319,739 Shares
   Outstanding.......................... $1,067,068
                                          ---------
                                          ---------
  Net Asset Value, Offering and
   Redemption Price per Share........... $     3.34
                                          ---------
                                          ---------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

INVESTMENT INCOME
  Income
    Interest                             $    4,707
    Dividends (less foreign dividend tax
     of $9).............................        897
                                          ---------
      Total Income......................      5,604
                                          ---------
  Expenses
    Management Fees.....................      4,963
    Custodian Fees......................         30
    Other Expenses......................         41
                                          ---------
      Total Expenses....................      5,034
                                          ---------
        Less Custodian Fees:
           Paid by Affiliate............        (26)
           Paid Indirectly..............         (4)
                                          ---------
      Total Net Expenses................      5,004
                                          ---------
  Net Investment Income.................        600
                                          ---------
REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS
  Net Realized Gain on Investments:
    Investment Securities...............     42,777
    Index Futures Contracts.............      2,191
                                          ---------
      Net Realized Gain on Investments
       for the Period...................     44,968
                                          ---------
  Net Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities...............     83,083
    Index Futures Contracts.............       (382)
                                          ---------
      Net Change in Unrealized
       Appreciation of Investments for
       the Period                            82,701
                                          ---------
  Net Gain on Investments...............    127,669
                                          ---------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS.............. $  128,269
                                          ---------
                                          ---------

    The Accompanying Notes are an Integral Part of the Financial Statements

NORTHWESTERN MUTUAL SERIES FUND, INC.
Aggressive Growth Stock Portfolio
Statement of Changes in Net Assets
(IN THOUSANDS)

                                               FOR THE YEAR
                                            ENDED DECEMBER 31,
                                          ----------------------
                                             1997        1996
                                          ----------   ---------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income (Loss)........  $     600    $   (210)
    Net Realized Gain on Investments....     44,968      52,175
    Net Change in Unrealized
     Appreciation of Investments for the
     Period.............................     82,701      56,387
                                          ----------   ---------
      Net Increase in Net Assets
      Resulting from Operations.........    128,269     108,352
                                          ----------   ---------
  Distributions to Shareholders from:
    Net Investment Income...............          0        (572)
    Net Realized Gain on Investments....    (57,365)    (24,986)
                                          ----------   ---------
      Net Decrease in Net Assets
      Resulting from Distributions to
      Shareholders......................    (57,365)    (25,558)
                                          ----------   ---------
  Fund Share Transactions
    Proceeds from Sale of 35,663 and
     64,691 Shares......................    110,666     198,427
    Proceeds from Shares Issued on
     Reinvestment of Distributions Paid
     (20,913 and 8,276 shares,
     respectively)......................     57,365      25,558
    Payments for 14,059 and 3,953 Shares
     Redeemed...........................    (43,793)    (11,867)
                                          ----------   ---------
      Net Increase in Net Assets
      Resulting from Fund Share
      Transactions
       (42,517 and 69,014 shares,
      respectively).....................    124,238     212,118
                                          ----------   ---------
  Total Increase in Net Assets..........    195,142     294,912
NET ASSETS
  Beginning of Period...................    871,926     577,014
                                          ----------   ---------
  End of Period (includes undistributed
   net investment
   income/(loss) of $390 and $(210),
   respectively)........................  $1,067,068   $871,926
                                          ----------   ---------
                                          ----------   ---------

    The Accompanying Notes are an Integral Part of the Financial Statements

NORTHWESTERN MUTUAL SERIES FUND, INC.
Aggressive Growth Stock Portfolio
Financial Highlights
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                                   FOR THE
                                                                                PERIOD MAY 3,
                                                                                    1994*
                                                     FOR THE YEAR                  THROUGH
                                                  ENDED DECEMBER 31,            DECEMBER 31,
                                          ----------------------------------   ---------------
                                             1997        1996        1995           1994
                                          ----------   ---------   ---------   ---------------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of
   Period...............................  $    3.15    $   2.77    $   2.00       $   1.91
  Income from Investment Operations:
    Net Investment Income...............         --          --          --             --
    Net Realized and Unrealized Gain on
     Investments........................       0.39        0.49        0.78           0.09
                                          ----------   ---------   ---------   ---------------
      Total from Investment
       Operations.......................       0.39        0.49        0.78           0.09
                                          ----------   ---------   ---------   ---------------
  Less Distributions:
    Distributions from Net Investment
     Income.............................         --          --          --             --
    Distributions from Realized Gains on
     Investments........................      (0.20)      (0.11)      (0.01)            --
                                          ----------   ---------   ---------   ---------------
      Total Distributions...............      (0.20)      (0.11)      (0.01)            --
                                          ----------   ---------   ---------   ---------------
Net Asset Value, End of Period..........  $    3.34    $   3.15    $   2.77       $   2.00
                                          ----------   ---------   ---------   ---------------
                                          ----------   ---------   ---------   ---------------
Total Return+...........................      13.86%      17.70%      39.29%          4.47%++
                                          ----------   ---------   ---------   ---------------
                                          ----------   ---------   ---------   ---------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in
 thousands).............................  $1,067,068   $871,926    $577,014       $327,096
                                          ----------   ---------   ---------   ---------------
                                          ----------   ---------   ---------   ---------------
Ratio of Expenses to Average Net
 Assets.................................       0.53%       0.54%       0.56%          0.58%**
                                          ----------   ---------   ---------   ---------------
                                          ----------   ---------   ---------   ---------------
Ratio of Net Investment Income/(Loss) to
 Average Net Assets.....................       0.06%      (0.03%)      0.13%          0.29%**
                                          ----------   ---------   ---------   ---------------
                                          ----------   ---------   ---------   ---------------
Portfolio Turnover Rate.................      57.27%      47.25%      37.84%         21.54%
                                          ----------   ---------   ---------   ---------------
                                          ----------   ---------   ---------   ---------------
Average Commission Rate #...............  $  0.0499    $ 0.0513
                                          ----------   ---------
                                          ----------   ---------

 * Commencement of Operations.
** Computed on an annualized basis.
 + Total Return includes deductions for management and other fund expenses;
   excludes deductions for sales loads and account fees.
++ Reflects total return for the period; not annualized.
 # Disclosure required for fiscal years beginning after September 1, 1995.

    The Accompanying Notes are an Integral Part of the Financial Statements

International Equity Portfolio
NORTHWESTERN MUTUAL SERIES FUND, INC.
International Equity Portfolio
Financial Statements
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

ASSETS
  Common Stocks (cost $519,145).........  $631,175
  Money Market Investments (cost
   $22,294).............................    24,439
  Bonds (cost $2,302)...................     2,104
                                          ---------
                                           657,718
  Cash..................................     1,814
  Dividends and Interest Receivable.....     2,684
  Due from Sale of Securities...........        47
                                          ---------
    Total Assets........................   662,263
                                          ---------
LIABILITIES
  Due on Sale of Fund Shares............     1,048
  Due on Purchase of Securities.........       802
  Due to Investment Advisor.............       372
  Accrued Expenses......................       191
                                          ---------
    Total Liabilities...................     2,413
                                          ---------
NET ASSETS..............................  $659,850
                                          ---------
                                          ---------
REPRESENTED BY:
  Aggregate Paid in Capital (700,000
   shares authorized, $.01 par value;
   390,790 shares outstanding)..........  $507,045
  Undistributed Net Investment Income...    16,682
  Undistributed Accumulated Net Realized
   Gain on Investments..................    22,191
  Net Unrealized Appreciation
   (Depreciation) of:
    Investment Securities...............   113,977
    Foreign Currency Transactions.......       (45)
                                          ---------
  Net Assets for 390,790 Shares
   Outstanding..........................  $659,850
                                          ---------
                                          ---------
  Net Asset Value, Offering and
   Redemption Price per Share...........  $   1.69
                                          ---------
                                          ---------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

INVESTMENT INCOME
  Income
    Dividends (less foreign dividend tax
     of $707)...........................  $ 18,717
    Interest............................     2,883
                                          ---------
      Total Income......................    21,600
                                          ---------
  Expenses
    Management Fees.....................     4,108
    Custodian Fees......................       494
    Other Expenses......................       153
                                          ---------
      Total Expenses....................     4,755
                                          ---------
  Net Investment Income.................    16,845
                                          ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS AND FOREIGN CURRENCIES
  Net Realized Gain (Loss) on:
    Investment Securities...............    23,527
    Foreign Currency Transactions.......      (891)
                                          ---------
      Net Realized Gain For the
       Period...........................    22,636
  Net Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities...............    25,407
    Foreign Currency Transactions.......       (48)
                                          ---------
      Net Change in Unrealized
       Appreciation for the Period......    25,359
                                          ---------
  Net Gain on Investments...............    47,995
                                          ---------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS........................  $ 64,840
                                          ---------
                                          ---------

    The Accompanying Notes are an Integral Part of the Financial Statements

NORTHWESTERN MUTUAL SERIES FUND, INC.
International Equity Portfolio
Statement of Changes in Net Assets
(IN THOUSANDS)

                                                 FOR THE
                                               YEAR ENDED
                                              DECEMBER 31,
                                          ---------------------
                                            1997        1996
                                          ---------   ---------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income...............  $ 16,845    $ 12,614
    Net Realized Gain on Investments....    22,636       7,391
    Net Unrealized Appreciation of
     Investments for the Period.........    25,359      61,490
                                          ---------   ---------
      Net Increase in Net Assets
      Resulting from Operations.........    64,840      81,495
                                          ---------   ---------
  Distributions to Shareholders from:
    Net Investment Income...............   (12,704)     (8,311)
    Net Realized Gain on Investments....    (7,542)    (11,653)
                                          ---------   ---------
      Net Decrease in Net Assets
      Resulting from Distributions to
      Shareholders......................   (20,246)    (19,964)
                                          ---------   ---------
  Fund Share Transactions
    Proceeds from Sale of 66,307 and
     64,977 Shares......................   110,618      92,514
    Proceeds from Shares Issued on
     Reinvestment of Dividends Paid
     (12,598 and 14,362 shares,
     respectively)......................    20,246      19,964
    Payments for 12,361 and 7,589 Shares
     Redeemed...........................   (20,797)    (10,947)
                                          ---------   ---------
      Net Increase in Net Assets
      Resulting from Fund Share
      Transactions (66,544 and 71,750
      shares, respectively).............   110,067     101,531
                                          ---------   ---------
  Total Increase in Net Assets..........   154,661     163,062
NET ASSETS
  Beginning of Period...................   505,189     342,127
                                          ---------   ---------
  End of Period (includes undistributed
   net investment income of $16,682 and
   $12,699 respectively)................  $659,850    $505,189
                                          ---------   ---------
                                          ---------   ---------

    The Accompanying Notes are an Integral Part of the Financial Statements

NORTHWESTERN MUTUAL SERIES FUND, INC.
International Equity Portfolio
Financial Highlights
(FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)

                                                                              FOR THE PERIOD
                                                    FOR THE YEAR               MAY 3, 1994*
                                                 ENDED DECEMBER 31,               THROUGH
                                          ---------------------------------    DECEMBER 31,
                                            1997        1996        1995           1994
                                          ---------   ---------   ---------   ---------------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of
   Period...............................  $   1.56    $   1.35    $   1.19       $   1.22
    Income from Investment Operations:
      Net Investment Income.............      0.04        0.04        0.04           0.02
      Net Realized and Unrealized Gains
       on Investments...................      0.15        0.24        0.13          (0.02)
                                          ---------   ---------   ---------   ---------------
        Total from Investment
         Operations.....................      0.19        0.28        0.17           0.00
                                          ---------   ---------   ---------   ---------------
    Less Distributions:
      Distributions from Net Investment
       Income...........................     (0.04)      (0.03)         --          (0.02)
      Distributions from Realized Gains
       on Investments...................     (0.02)      (0.04)      (0.01)         (0.01)
                                          ---------   ---------   ---------   ---------------
        Total Distributions.............     (0.06)      (0.07)      (0.01)         (0.03)
                                          ---------   ---------   ---------   ---------------
Net Asset Value, End of Period..........  $   1.69    $   1.56    $   1.35       $   1.19
                                          ---------   ---------   ---------   ---------------
                                          ---------   ---------   ---------   ---------------
Total Return+...........................     12.28%      21.01%      14.57%          0.11%++
                                          ---------   ---------   ---------   ---------------
                                          ---------   ---------   ---------   ---------------

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in
 thousands).............................  $659,850    $505,189    $342,127       $292,533
                                          ---------   ---------   ---------   ---------------
                                          ---------   ---------   ---------   ---------------
Ratio of Expenses to Average Net
 Assets.................................      0.77%       0.81%       0.85%          0.87%**
                                          ---------   ---------   ---------   ---------------
                                          ---------   ---------   ---------   ---------------
Ratio of Net Investment Income to
 Average Net Assets.....................      2.75%       3.02%       2.68%          2.28%**
                                          ---------   ---------   ---------   ---------------
                                          ---------   ---------   ---------   ---------------
Portfolio Turnover Rate.................     16.74%      17.07%      26.71%         10.97%
                                          ---------   ---------   ---------   ---------------
                                          ---------   ---------   ---------   ---------------
Average Commission Rate #...............  $ 0.0009    $ 0.0151
                                          ---------   ---------
                                          ---------   ---------

 * Commencement of Operations
** Computed on an annualized basis.
 + Total Return includes deductions for management and other fund expenses;
   excludes deductions for sales loads and account fees.
++ Reflects total return for the period; not annualized.
 # Disclosure required for fiscal years beginning after September 1, 1995.

    The Accompanying Notes are an Integral Part of the Financial Statements

Growth Stock Portfolio
NORTHWESTERN MUTUAL SERIES FUND, INC.
Growth Stock Portfolio
Financial Statements
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

ASSETS
  Common Stocks (cost $160,419).........  $232,915
  Money Market Investments (cost
   $9,771)..............................     9,771
                                          ---------
                                           242,686
  Cash..................................        51
  Due from Sale of Securities...........       447
  Dividends and Interest Receivable.....       244
  Due from Sale of Fund Shares..........       239
                                          ---------
    Total Assets........................   243,667
                                          ---------
LIABILITIES
  Due on Purchase of Securities.........       446
  Due to Investment Advisor.............       102
  Accrued Expenses......................        33
  Due on Redemption of Fund Shares......        15
                                          ---------
    Total Liabilities...................       596
                                          ---------
NET ASSETS..............................  $243,071
                                          ---------
                                          ---------
REPRESENTED BY:
  Aggregate Paid in Capital (400,000
   shares authorized, $.01 par value;
   134,273 shares outstanding)..........  $166,515
  Undistributed Accumulated Net Realized
   Gain on Investments..................     4,060
  Net Unrealized Appreciation of:
    Investment Securities...............    72,496
                                          ---------
  Net Assets for 134,273 Shares
   Outstanding..........................  $243,071
                                          ---------
                                          ---------
  Net Asset Value, Offering and
   Redemption Price per Share...........  $   1.81
                                          ---------
                                          ---------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

INVESTMENT INCOME
  Income
    Dividends (less foreign dividend tax
     of $30)............................  $ 2,558
    Interest............................    1,160
                                          --------
      Total Income......................    3,718
                                          --------
  Expenses
    Management Fees.....................    1,022
    Other Expenses......................       27
    Custodian Fees......................       17
                                          --------
      Total Expenses....................    1,066
                                          --------
        Less Custodian Fees:
           Paid by Affiliate............      (12)
           Paid Indirectly..............       (5)
                                          --------
      Total Net Expenses................    1,049
                                          --------
  Net Investment Income.................    2,669
                                          --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net Realized Gain on Investments:
    Investment Securities...............    9,290
    Index Futures Contracts.............    2,652
                                          --------
      Net Realized Gain on Investments
       for the Period...................   11,942
                                          --------
  Net Change in Unrealized Appreciation
   (Depreciation) of:
    Investments Securities..............   42,658
    Index Futures Contracts.............     (157)
                                          --------
      Net Change in Unrealized
       Appreciation of Investments for
       the Period.......................   42,501
                                          --------
  Net Gain on Investments...............   54,443
                                          --------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS..............  $57,112
                                          --------
                                          --------

    The Accompanying Notes are an Integral Part of the Financial Statements

NORTHWESTERN MUTUAL SERIES FUND, INC.
Growth Stock Portfolio
Statement of Changes in Net Assets
(IN THOUSANDS)

                                              FOR THE YEAR
                                           ENDED DECEMBER 31,
                                          ---------------------
                                            1997        1996
                                          ---------   ---------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income...............  $  2,669    $  1,767
    Net Realized Gain on Investments....    11,942       5,039
    Net Change in Unrealized
     Appreciation of Investments for the
     Period.............................    42,501      17,013
                                          ---------   ---------
      Net Increase in Net Assets
      Resulting from Operations.........    57,112      23,819
                                          ---------   ---------
  Distributions to Shareholders from:
    Net Investment Income...............    (2,685)     (1,749)
    Net Realized Gain on Investments....    (8,527)     (5,031)
                                          ---------   ---------
      Net Decrease in Net Assets
      Resulting from Distributions to
      Shareholders......................   (11,212)     (6,780)
                                          ---------   ---------
  Fund Share Transactions
    Proceeds from Sale of 42,594 and
     45,246 Shares......................    70,967      62,709
    Proceeds from Shares Issued on
     Reinvestment of Distributions Paid
     (6,422 and 4,630 shares,
     respectively)......................    11,212       6,780
    Payments for 31,206 and 1,147 Shares
     Redeemed...........................   (55,490)     (1,603)
                                          ---------   ---------
      Net Increase in Net Assets
      Resulting from Fund Share
      Transactions (17,810 and 48,729
      shares, respectively).............    26,689      67,886
                                          ---------   ---------
  Total Increase in Net Assets..........    72,589      84,925
NET ASSETS
  Beginning of Period...................   170,482      85,557
                                          ---------   ---------
  End of Period (includes undistributed
   net investment income of $0 and $32,
   respectively)........................  $243,071    $170,482
                                          ---------   ---------
                                          ---------   ---------

    The Accompanying Notes are an Integral Part of the Financial Statements

NORTHWESTERN MUTUAL SERIES FUND, INC.
Growth Stock Portfolio
Financial Highlights
(FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)

                                                                              FOR THE
                                                                               PERIOD
                                                                               MAY 3,
                                                    FOR THE YEAR               1994*
                                                 ENDED DECEMBER 31,           THROUGH
                                          ---------------------------------   DECEMBER
                                            1997        1996        1995      31, 1994
                                          ---------   ---------   ---------   --------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of
   Period...............................  $   1.46    $   1.26    $   1.00    $  1.00
    Income from Investment Operations:
      Net Investment Income.............      0.02        0.02        0.02       0.01
      Net Realized and Unrealized Gain
       on Investments...................      0.42        0.25        0.28         --
                                          ---------   ---------   ---------   --------
        Total from Investment
         Operations.....................      0.44        0.27        0.30       0.01
                                          ---------   ---------   ---------   --------
    Less Distributions:
      Distributions from Net Investment
       Income...........................     (0.02)      (0.02)      (0.02)     (0.01)
      Distributions from Realized Gains
       on Investments...................     (0.07)      (0.05)      (0.02)        --
                                          ---------   ---------   ---------   --------
        Total Distributions.............     (0.09)      (0.07)      (0.04)     (0.01)
                                          ---------   ---------   ---------   --------
Net Asset Value, End of Period..........  $   1.81    $   1.46    $   1.26    $  1.00
                                          ---------   ---------   ---------   --------
                                          ---------   ---------   ---------   --------
Total Return+...........................     29.85%      20.91%      30.82%      1.55%++
                                          ---------   ---------   ---------   --------
                                          ---------   ---------   ---------   --------

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in
 thousands).............................  $243,071    $170,482    $ 85,557    $41,868
                                          ---------   ---------   ---------   --------
                                          ---------   ---------   ---------   --------
Ratio of Expenses to Average Net
 Assets.................................      0.49%       0.57%       0.61%      0.71%**
                                          ---------   ---------   ---------   --------
                                          ---------   ---------   ---------   --------
Ratio of Net Investment Income to
 Average Net Assets.....................      1.24%       1.41%       1.77%      2.30%**
                                          ---------   ---------   ---------   --------
                                          ---------   ---------   ---------   --------
Portfolio Turnover Rate.................     33.20%      37.61%      46.83%     16.51%
                                          ---------   ---------   ---------   --------
                                          ---------   ---------   ---------   --------
Average Commission Rate #...............  $ 0.0559    $ 0.0629
                                          ---------   ---------
                                          ---------   ---------

 * Commencement of Operations.
** Computed on an annualized basis.
 + Total Return includes deductions for management and other fund expenses;
   excludes deductions for sales loads and account fees.
++ Reflects total return for the period; not annualized.
 # Disclosure required for fiscal years beginning after September 1, 1995.

    The Accompanying Notes are an Integral Part of the Financial Statements

Growth and Income Stock Portfolio
NORTHWESTERN MUTUAL SERIES FUND, INC.
Growth and Income Stock Portfolio
Financial Statements
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

ASSETS
  Common Stocks (cost $337,350).........  $364,525
  Money Market Investments (cost
   $5,489)..............................     5,489
                                          ---------
                                           370,014
  Cash..................................        82
  Due from Sale of Securities...........     4,763
  Dividends and Interest Receivable.....       563
  Due from Sale of Fund Shares..........       174
                                          ---------
    Total Assets........................   375,596
                                          ---------
LIABILITIES
  Due on Purchase of Securities.........     3,215
  Due on Redemption of Fund Shares......       226
  Due to Investment Advisor.............       186
  Accrued Expenses......................        34
                                          ---------
    Total Liabilities...................     3,661
                                          ---------
NET ASSETS..............................  $371,935
                                          ---------
                                          ---------

REPRESENTED BY:
  Aggregate Paid in Capital (400,000
   shares authorized, $.01 par value;
   279,536 shares outstanding)..........  $344,245
  Undistributed Accumulated Net Realized
   Gain on Investments..................       515
  Net Unrealized Appreciation of
   Investments..........................    27,175
                                          ---------
  Net Assets for 279,536 Shares
   Outstanding..........................  $371,935
                                          ---------
                                          ---------
  Net Asset Value, Offering and
   Redemption Price per Share...........  $   1.33
                                          ---------
                                          ---------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

INVESTMENT INCOME
  Income
    Dividends (less foreign dividend tax
     of $19)............................  $  4,542
    Interest............................       450
                                          ---------
      Total Income......................     4,992
                                          ---------
  Expenses
    Management Fees.....................     1,799
    Custodian Fees......................        31
    Other Expenses......................        19
                                          ---------
      Total Expenses....................     1,849
                                          ---------
        Less Custodian Fees:
           Paid by Affiliate............       (24)
           Paid Indirectly..............        (7)
                                          ---------
      Total Net Expenses................     1,818
                                          ---------
  Net Investment Income.................     3,174
                                          ---------
REALIZED AND UNREALIZED GAIN ON
 INVESTMENTS
  Net Realized Gain on Investments......    72,633
  Net Change in Unrealized Appreciation
   of Investments for the Period........     2,850
                                          ---------
  Net Gain on Investments...............    75,483
                                          ---------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS........................  $ 78,657
                                          ---------
                                          ---------

    The Accompanying Notes are an Integral Part of the Financial Statements

NORTHWESTERN MUTUAL SERIES FUND, INC.
Growth and Income Stock Portfolio
Statement of Changes in Net Assets
(IN THOUSANDS)

                                              FOR THE YEAR
                                           ENDED DECEMBER 31,
                                          ---------------------
                                            1997        1996
                                          ---------   ---------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income...............  $  3,174    $  2,654
    Net Realized Gain on Investments....    72,633      21,066
    Net Change in Unrealized
     Appreciation of Investments for the
     Period.............................     2,850      11,131
                                          ---------   ---------
      Net Increase in Net Assets
      Resulting from Operations.........    78,657      34,851
                                          ---------   ---------
  Distributions to Shareholders from:
    Net Investment Income...............    (3,200)     (2,646)
    Net Realized Gain on Investments....   (78,180)    (18,392)
                                          ---------   ---------
      Net Decrease in Net Assets
      Resulting from Distributions to
      Shareholders......................   (81,380)    (21,038)
                                          ---------   ---------
  Fund Share Transactions
    Proceeds from Sale of 75,470 and
     51,364 Shares......................   116,134      65,912
    Proceeds from Shares Issued on
     Reinvestment of Distributions Paid
     (61,873 and 15,944 shares,
     respectively)......................    81,380      21,038
    Payments for 35,535 and 2,670 Shares
     Redeemed...........................   (57,040)     (3,502)
                                          ---------   ---------
      Net Increase in Net Assets
      Resulting from Fund Share
      Transactions (101,808 and 64,638
      shares, respectively).............   140,474      83,448
                                          ---------   ---------
  Total Increase in Net Assets..........   137,751      97,261
NET ASSETS
  Beginning of Period...................   234,184     136,923
                                          ---------   ---------
  End of Period (includes undistributed
   net investment income of $0 and $25,
   respectively)........................  $371,935    $234,184
                                          ---------   ---------
                                          ---------   ---------

    The Accompanying Notes are an Integral Part of the Financial Statements

NORTHWESTERN MUTUAL SERIES FUND, INC.
Growth and Income Stock Portfolio
Financial Highlights
(FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)

                                                                                  FOR THE
                                                                               PERIOD MAY 3,
                                                    FOR THE YEAR                   1994*
                                                 ENDED DECEMBER 31,               THROUGH
                                          ---------------------------------   DECEMBER 31,
                                            1997        1996        1995           1994
                                          ---------   ---------   ---------   ---------------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of
   Period...............................  $   1.32    $   1.21    $   0.98       $   1.00
  Income from Investment Operations:
    Net Investment Income...............      0.01        0.02        0.02           0.01
    Net Realized and Unrealized Gain
     (Loss) on Investments..............      0.37        0.23        0.29          (0.01)
                                          ---------   ---------   ---------   ---------------
      Total from Investment
       Operations.......................      0.38        0.25        0.31          (0.00)
                                          ---------   ---------   ---------   ---------------
  Less Distributions:
    Distributions from Net Investment
     Income.............................     (0.01)      (0.02)      (0.02)         (0.01)
    Distributions from Realized Gains on
     Investments........................     (0.36)      (0.12)      (0.06)         (0.01)
                                          ---------   ---------   ---------   ---------------
      Total Distributions...............     (0.37)      (0.14)      (0.08)         (0.02)
                                          ---------   ---------   ---------   ---------------
Net Asset Value, End of Period..........  $   1.33    $   1.32    $   1.21       $   0.98
                                          ---------   ---------   ---------   ---------------
                                          ---------   ---------   ---------   ---------------
Total Return+...........................     30.03%      19.97%      31.12%          0.34%++
                                          ---------   ---------   ---------   ---------------
                                          ---------   ---------   ---------   ---------------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in
 thousands).............................  $371,935    $234,184    $136,923       $ 64,700
                                          ---------   ---------   ---------   ---------------
                                          ---------   ---------   ---------   ---------------
Ratio of Expenses to Average Net
 Assets.................................      0.60%       0.62%       0.69%          0.78%**
                                          ---------   ---------   ---------   ---------------
                                          ---------   ---------   ---------   ---------------
Ratio of Net Investment Income to
 Average Net Assets.....................      1.04%       1.44%       1.68%          1.93%**
                                          ---------   ---------   ---------   ---------------
                                          ---------   ---------   ---------   ---------------
Portfolio Turnover Rate.................    144.52%      93.92%      80.00%         54.18%
                                          ---------   ---------   ---------   ---------------
                                          ---------   ---------   ---------   ---------------
Average Commission Rate #...............  $ 0.0453    $ 0.0515
                                          ---------   ---------
                                          ---------   ---------

 * Commencement of Operations.
** Computed on an annualized basis.
 + Total Return includes deductions for management and other fund expenses;
   excludes deductions for sales loads and account fees.
++ Reflects total return for the period; not annualized.
 # Disclosure required for fiscal years beginning after September 1, 1995.

    The Accompanying Notes are an Integral Part of the Financial Statements

Index 500 Stock Portfolio
NORTHWESTERN MUTUAL SERIES FUND, INC.
Index 500 Stock Portfolio
Financial Statements
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

ASSETS
  Common Stocks (cost $659,244).............................  $1,098,986
  Money Market Investments (cost $53,795)...................      53,795
                                                              -----------
                                                               1,152,781
  Cash......................................................          50
  Dividends and Interest Receivable.........................       1,559
  Due from Sale of Fund Shares..............................         167
                                                              -----------
    Total Assets............................................   1,154,557
                                                              -----------
LIABILITIES
  Due on Redemption of Fund Shares..........................       1,416
  Due to Investment Advisor.................................         204
  Accrued Expenses..........................................          69
  Futures Variation Margin..................................          11
                                                              -----------
  Total Liabilities.........................................       1,700
                                                              -----------
NET ASSETS..................................................  $1,152,857
                                                              -----------
                                                              -----------
REPRESENTED BY:
  Aggregate Paid in Capital (600,000 shares authorized, $.01 par value; 436,104 shares outstanding)...................  $  667,337
  Undistributed Net Investment Income.......................      17,811
  Undistributed Accumulated Net Realized Gain on
   Investments..............................................      27,298
  Net Unrealized Appreciation of:
    Investment Securities...................................     439,742
    Index Futures Contracts.................................         669
                                                              -----------
  Net Assets for 436,104 Shares Outstanding.................  $1,152,857
                                                              -----------
                                                              -----------
  Net Asset Value, Offering and Redemption Price per
   Share....................................................  $     2.64
                                                              -----------
                                                              -----------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

INVESTMENT INCOME
  Income
    Dividends (less foreign dividend tax of $129)...........  $ 16,013
    Interest................................................     3,795
                                                              ---------
      Total Income..........................................    19,808
                                                              ---------
  Expenses
    Management Fees.........................................     1,927
    Custodian Fees..........................................        48
    Other Expenses..........................................        70
                                                              ---------
      Total Expenses........................................     2,045
                                                              ---------
        Less Custodian Fees:
           Paid by Affiliate................................       (44)
           Paid Indirectly..................................        (4)
                                                              ---------
      Total Net Expenses....................................     1,997
                                                              ---------
  Net Investment Income.....................................    17,811
                                                              ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net Realized Gain on Investments:
    Investment Securities...................................    11,844
    Index Futures Contracts.................................    15,796
                                                              ---------
      Net Realized Gain on Investments for the Period.......    27,640
                                                              ---------
  Net Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities...................................   220,032
    Index Futures Contracts.................................       (60)
                                                              ---------
      Net Change in Unrealized Appreciation of Investments
       for the Period.......................................   219,972
                                                              ---------
    Net Gain on Investments.................................   247,612
                                                              ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $265,423
                                                              ---------
                                                              ---------

    The Accompanying Notes are an Integral Part of the Financial Statements

NORTHWESTERN MUTUAL SERIES FUND, INC.
Index 500 Stock Porttfolio
Statement of Changes in Net Assets
(IN THOUSANDS)

                                              FOR THE YEAR
                                           ENDED DECEMBER 31,
                                          ---------------------
                                            1997        1996
                                          ---------   ---------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income...............  $ 17,811    $ 13,866
    Net Realized Gain on Investments....    27,640      17,014
    Net Change in Unrealized
     Appreciation of Investments for the
     Period.............................   219,972      96,274
                                          ---------   ---------
      Net Increase in Net Assets
      Resulting from Operations.........   265,423     127,154
                                          ---------   ---------
  Disributions to Shareholders from:
    Net Investment Income...............   (13,866)     (6,192)
    Net Realized Gain on Investments....   (16,994)     (9,632)
                                          ---------   ---------
      Net Decrease in Net Assets
      Resulting from Distributions to
      Shareholders......................   (30,860)    (15,824)
                                          ---------   ---------
  Fund Share Transactions
    Proceeds from Sale of 75,307 and
     72,277 Shares......................   178,554     134,034
    Proceeds from Shares Issued on
     Reinvestment of Distributions Paid
     (13,655 and 9,021 shares,
     respectively)......................    30,860      15,824
    Payments for 12,917 and 8,757 Shares
     Redeemed...........................   (31,186)    (16,255)
                                          ---------   ---------
      Net Increase in Net Assets
      Resulting from Fund Share
      Transactions (76,045 and 72,541
      shares, respectively).............   178,228     133,603
                                          ---------   ---------
  Total Increase in Net Assets..........   412,791     244,933
NET ASSETS
  Beginning of Period...................   740,066     495,133
                                          ---------   ---------
  End of Period (includes undistributed
   net investment income of $17,811 and
   $13,866 respectively)................  $1,152,857  $740,066
                                          ---------   ---------
                                          ---------   ---------

    The Accompanying Notes are an Integral Part of the Financial Statements

NORTHWESTERN MUTUAL SERIES FUND, INC.
Index 500 Stock Porttfolio
Financial Highlights
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                 FOR THE YEAR
                                                              ENDED DECEMBER 31,
                                          ----------------------------------------------------------
                                             1997         1996        1995        1994        1993
                                          -----------   ---------   ---------   ---------   --------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of
   Period...............................  $     2.06    $   1.72    $   1.27    $   1.29    $  1.33
    Income from Investment Operations:
      Net Investment Income.............        0.04        0.04        0.04        0.03       0.04
      Net Realized and Unrealized Gain
       (Loss) on Investments............        0.62        0.35        0.42       (0.01)      0.09
                                          -----------   ---------   ---------   ---------   --------
        Total from Investment
         Operations.....................        0.66        0.39        0.46        0.02       0.13
                                          -----------   ---------   ---------   ---------   --------
    Less Distributions:
      Distributions from Net Investment
       Income...........................       (0.04)      (0.02)      (0.01)      (0.03)     (0.03)
      Distributions from Realized Gains
       on Investments...................       (0.04)      (0.03)         --       (0.01)     (0.14)
                                          -----------   ---------   ---------   ---------   --------
        Total Distributions.............       (0.08)      (0.05)      (0.01)      (0.04)     (0.17)
                                          -----------   ---------   ---------   ---------   --------
Net Asset Value, End of Period..........  $     2.64    $   2.06    $   1.72    $   1.27    $  1.29
                                          -----------   ---------   ---------   ---------   --------
                                          -----------   ---------   ---------   ---------   --------
Total Return+...........................       33.20%      22.75%      37.25%       1.21%      9.90%
                                          -----------   ---------   ---------   ---------   --------
                                          -----------   ---------   ---------   ---------   --------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in
 thousands).............................  $1,152,857    $740,066    $495,133    $316,123    $25,479
                                          -----------   ---------   ---------   ---------   --------
                                          -----------   ---------   ---------   ---------   --------
Ratio of Expenses to Average Net
 Assets.................................        0.21%       0.21%       0.21%       0.24%      0.30%
                                          -----------   ---------   ---------   ---------   --------
                                          -----------   ---------   ---------   ---------   --------
Ratio of Net Investment Income to
 Average Net Assets.....................        1.86%       2.27%       2.51%       3.10%      2.55%
                                          -----------   ---------   ---------   ---------   --------
                                          -----------   ---------   ---------   ---------   --------
Portfolio Turnover Rate.................        3.15%       3.45%       3.19%       5.59%     62.69%
                                          -----------   ---------   ---------   ---------   --------
                                          -----------   ---------   ---------   ---------   --------
Average Commission Rate #...............  $   0.0304    $ 0.0306
                                          -----------   ---------
                                          -----------   ---------

 + Total Return includes deductions for management and other fund expenses;
   excludes deductions for sales loads and account fees.
 # Disclosure required for fiscal years beginning after September 1, 1995.

    The Accompanying Notes are an Integral Part of the Financial Statements

Balanced Portfolio
NORTHWESTERN MUTUAL SERIES FUND, INC.
Balanced Portfolio
Financial Statements
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

ASSETS
  Common Stock (cost $740,139)..............................  $1,527,031
  Bonds (cost $899,185).....................................     926,377
  Money Market Investments (cost $320,981)..................     321,211
                                                              -----------
                                                               2,774,619
  Cash......................................................       3,616
  Dividends and Interest Receivable.........................      15,005
  Due from Sale of Foreign Currency.........................      14,425
  Due from Sale of Securities...............................       6,000
                                                              -----------
    Total Assets............................................   2,813,665
                                                              -----------
LIABILITIES
  Due on Purchase of Foreign Currency.......................      14,842
  Due on Purchase of Securities.............................       6,648
  Due on Redemption of Fund Shares..........................       2,728
  Due to Investment Advisor.................................         750
  Due on Futures Variation Margin...........................         203
                                                              -----------
    Total Liabilities.......................................      25,171
                                                              -----------
NET ASSETS..................................................  $2,788,494
                                                              -----------
REPRESENTED BY:
  Aggregate Paid in Capital
   (2,000,000 shares authorized, $.01 par value; 1,400,746
   shares outstanding)......................................  $1,794,233
  Undistributed Net Investment Income.......................      94,962
  Undistributed Accumulated Net Realized Gain on
   Investments..............................................      85,588
  Net Unrealized Appreciation (Depreciation) of:
    Investment Securities...................................     814,314
    Index Futures Contracts.................................        (479)
    Foreign Currency Transactions...........................        (124)
                                                              -----------
    Net Assets for 1,400,746 Shares Outstanding.............  $2,788,494
                                                              -----------
                                                              -----------
  Net Asset Value, Offering and Redemption Price per
   Share....................................................  $     1.99
                                                              -----------
                                                              -----------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

INVESTMENT INCOME
  Income
    Interest................................................  $   77,592
    Dividends (less foreign dividend tax of $205)...........      25,121
                                                              -----------
      Total Income..........................................     102,713
                                                              -----------
  Expenses
    Management Fees.........................................       7,727
                                                              -----------
  Net Investment Income.....................................      94,986
                                                              -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net Realized Gain (Loss) on Investments:
    Investment Securities...................................      67,229
    Index Futures Contracts.................................      16,153
    Foreign Currency Transactions...........................         (26)
                                                              -----------
      Net Realized Gain on Investments for the Period.......      83,356
                                                              -----------
  Net Change In Unrealized Appreciation (Depreciation) of:
    Investment Securities...................................     318,955
    Index Futures Contracts.................................        (480)
    Foreign Currency Transactions...........................        (124)
                                                              -----------
      Net Change in Unrealized Appreciation of Investments
       for the Period.......................................     318,351
                                                              -----------
  Net Gain on Investments...................................     401,707
                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $  496,693
                                                              -----------
                                                              -----------

    The Accompanying Notes are an Integral Part of the Financial Statements

NORTHWESTERN MUTUAL SERIES FUND, INC.
Balanced Portfolio
Statement of Changes in Net Assets
(IN THOUSANDS)

                                                FOR THE YEAR
                                             ENDED DECEMBER 31,
                                          -------------------------
                                             1997          1996
                                          -----------   -----------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income...............  $   94,986    $   86,649
    Net Realized Gain on Investments....      83,356        27,969
    Net Change in Unrealized
     Appreciation of Investments for the
     Period.............................     318,351       164,495
                                          -----------   -----------
      Net Increase in Net Assets
      Resulting from Operations.........     496,693       279,113
                                          -----------   -----------
  Distributions to Shareholders from:
    Net Investment Income...............     (86,698)      (83,501)
    Net Realized Gain on Investments....     (29,228)      (35,154)
                                          -----------   -----------
      Net Decrease in Net Assets
      Resulting from Distributions to
      Shareholders......................    (115,926)     (118,655)

  Fund Share Transactions
    Proceeds from Sale of 42,694 and
     51,923 Shares......................      79,608        84,008
    Proceeds from Shares Issued on
     Reinvestment of Distributions Paid
     (65,384 and 77,149 shares,
     respectively)......................     115,926       118,655
    Payments for 61,284 and 73,638
     Shares Redeemed....................    (114,041)     (120,176)
                                          -----------   -----------
      Net Increase in Net Assets
      Resulting from Fund Share
      Transactions
       (46,794 and 55,434 shares,
      respectively).....................      81,493        82,487
                                          -----------   -----------
  Total Increase in Net Assets..........     462,260       242,945
                                          -----------   -----------
NET ASSETS
    Beginning of Period.................   2,326,234     2,083,289
                                          -----------   -----------
    End of Period (includes
     undistributed net investment income
     of $94,962 and $86,699
     respectively)......................  $2,788,494    $2,326,234
                                          -----------   -----------
                                          -----------   -----------

    The Accompanying Notes are an Integral Part of the Financial Statements

NORTHWESTERN MUTUAL SERIES FUND, INC.
Balanced Portfolio
Financial Highlights
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                    FOR THE YEAR
                                                                 ENDED DECEMBER 31,
                                          ----------------------------------------------------------------
                                             1997          1996          1995          1994         1993
                                          -----------   -----------   -----------   -----------   --------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of
   Period...............................  $     1.72    $     1.60    $     1.31    $     1.33    $  1.39
    Income from Investment Operations:
      Net Investment Income.............        0.07          0.06          0.07          0.04       0.06
      Net Realized and Unrealized
       Gain(Loss) on Investments........        0.28          0.15          0.27         (0.05)      0.09
                                          -----------   -----------   -----------   -----------   --------
        Total from Investment
         Operations.....................        0.35          0.21          0.34         (0.01)      0.15
                                          -----------   -----------   -----------   -----------   --------
    Less Distributions:
      Distributions from Net Investment
       Income...........................       (0.06)        (0.06)        (0.04)        (0.00)     (0.07)
      Distributions from Realized Gains
       on Investments...................       (0.02)        (0.03)        (0.01)        (0.01)     (0.14)
                                          -----------   -----------   -----------   -----------   --------
        Total Distributions.............       (0.08)        (0.09)        (0.05)        (0.01)     (0.21)
                                          -----------   -----------   -----------   -----------   --------
Net Asset Value, End of Period..........  $     1.99    $     1.72    $     1.60    $     1.31    $  1.33
                                          -----------   -----------   -----------   -----------   --------
                                          -----------   -----------   -----------   -----------   --------
Total Return+...........................       21.52%        13.45%        26.39%         0.16%      9.91%
                                          -----------   -----------   -----------   -----------   --------
                                          -----------   -----------   -----------   -----------   --------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in
 thousands).............................  $2,788,494    $2,326,234    $2,083,289    $1,727,127    $68,910
                                          -----------   -----------   -----------   -----------   --------
                                          -----------   -----------   -----------   -----------   --------
Ratio of Expenses to Average Net
 Assets.................................        0.30%         0.30%         0.30%         0.30%      0.30%
                                          -----------   -----------   -----------   -----------   --------
                                          -----------   -----------   -----------   -----------   --------
Ratio of Net Investment Income to
 Average Net Assets.....................        3.70%         3.95%         4.40%         4.78%      4.24%
                                          -----------   -----------   -----------   -----------   --------
                                          -----------   -----------   -----------   -----------   --------
Portfolio Turnover Rate.................       29.94%        67.66%        37.28%        42.35%     70.91%
                                          -----------   -----------   -----------   -----------   --------
                                          -----------   -----------   -----------   -----------   --------
Average Commission Rate #...............  $   0.0310    $   0.0320
                                          -----------   -----------
                                          -----------   -----------

 + Total Return includes deductions for management and other fund expenses;
   excludes deductions for sales loads and account fees.
 # Disclosure required for fiscal years beginning after September 1, 1995.

    The Accompanying Notes are an Integral Part of the Financial Statements

High Yield Bond Portfolio
NORTHWESTERN MUTUAL SERIES FUND, INC.
High Yield Bond Portfolio
Financial Statements
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

ASSETS
  Bonds (cost $109,759).....................................  $109,825
  Preferred Stock (cost $27,457)............................    29,647
  Money Market Investments (cost $10,587)...................    10,587
  Common Stock (cost $1,449)................................       806
                                                              ---------
                                                               150,865
  Dividends and Interest Receivable.........................     2,647
  Due from Sale of Fund Shares..............................        74
                                                              ---------
    Total Assets............................................   153,586
                                                              ---------
LIABILITIES
  Due on Purchase of Securities.............................       440
  Due to Investment Advisor.................................        68
  Accrued Expenses..........................................        40
                                                              ---------
    Total Liabilities.......................................       548
                                                              ---------
NET ASSETS..................................................  $153,038
                                                              ---------
                                                              ---------
REPRESENTED BY:
  Aggregate Paid in Capital (400,000 shares authorized, $.01 par value; 143,917 shares outstanding)...................  $151,568
  Overdistributed Net Investment Income.....................      (143)
  Net Unrealized Appreciation of Investments................     1,613
                                                              ---------
  Net Assets for 143,917 Shares Outstanding.................  $153,038
                                                              ---------
                                                              ---------
  Net Asset Value, Offering and Redemption Price per
   Share....................................................  $   1.06
                                                              ---------
                                                              ---------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

INVESTMENT INCOME
  Income
    Interest................................................  $ 10,660
    Dividends...............................................     2,593
                                                              ---------
      Total Income..........................................    13,253
                                                              ---------
  Expenses
    Management Fees.........................................       658
    Other Expenses..........................................        34
    Custodian Fees..........................................        14
                                                              ---------
      Total Expenses........................................       706
                                                              ---------
        Less Custodian Fees:
           Paid Indirectly..................................       (14)
                                                              ---------
      Total Net Expenses....................................       692
                                                              ---------
  Net Investment Income.....................................    12,561
                                                              ---------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net Realized Gain on Investments..........................     7,437
  Net Change in Unrealized Depreciation of Investments for
   the Period...............................................    (1,416)
                                                              ---------
  Net Gain on Investments...................................     6,021
                                                              ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........  $ 18,582
                                                              ---------
                                                              ---------

    The Accompanying Notes are an Integral Part of the Financial Statements

NORTHWESTERN MUTUAL SERIES FUND, INC.
High Yield Bond Portfolio
Statement of Changes in Net Assets
(IN THOUSANDS)

                                             FOR THE YEAR
                                          ENDED DECEMBER 31,
                                          -------------------
                                            1997       1996
                                          --------   --------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income...............  $12,561    $ 6,867
    Net Realized Gain on Investments....    7,437      3,638
    Net Change in Unrealized
     Appreciation (Depreciation) of
     Investments for the Period.........   (1,416)     2,795
                                          --------   --------
      Net Increase in Net Assets
      Resulting from Operations.........   18,582     13,300
                                          --------   --------
  Distributions to Shareholders from:
    Net Investment Income...............  (16,554)    (7,126)
    Net Realized Gain on Investments and
     Capital............................   (8,429)    (2,541)
                                          --------   --------
      Net Decrease in Net Assets
      Resulting from Distributions to
      Shareholders......................  (24,983)    (9,667)
                                          --------   --------
  Fund Share Transactions
    Proceeds from Sale of 48,820 and
     23,742 Shares......................   56,788     26,454
    Proceeds from Shares Issued on
     Reinvestment of Distributions Paid
     (23,165 and 8,840 shares,
     respectively)......................   24,983      9,667
    Payments for 13,489 and 1,697 Shares
     Redeemed...........................  (16,210)    (1,850)
                                          --------   --------
      Net Increase in Net Assets
      Resulting from Fund Share
      Transactions (58,496 and 30,885
      shares, respectively).............   65,561     34,271
                                          --------   --------
  Total Increase in Net Assets..........   59,160     37,904
NET ASSETS
  Beginning of Period...................   93,878     55,974
                                          --------   --------
  End of Period (includes
   overdistributed net investment income
   of ($143) and ($297),
   respectively)........................  $153,038   $93,878
                                          --------   --------
                                          --------   --------

    The Accompanying Notes are an Integral Part of the Financial Statements

NORTHWESTERN MUTUAL SERIES FUND, INC.
High Yield Bond Portfolio
Financial Highlights
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                            FOR THE PERIOD
                                                   FOR THE YEAR              MAY 3, 1994*
                                                ENDED DECEMBER 31,              THROUGH
                                          -------------------------------    DECEMBER 31,
                                            1997        1996       1995          1994
                                          ---------   --------   --------   ---------------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of
   Period...............................  $   1.10    $  1.03    $  0.97        $  1.00
    Income from Investment Operations:
      Net Investment Income.............      0.11       0.09       0.10           0.06
      Net Realized and Unrealized Gain
       (Loss) on Investments............      0.06       0.10       0.07          (0.03)
                                          ---------   --------   --------   ---------------
        Total from Investment
         Operations.....................      0.17       0.19       0.17           0.03
                                          ---------   --------   --------   ---------------
    Less Distributions:
      Distributions from Net Investment
       Income...........................     (0.14)     (0.09)     (0.10)         (0.06)
      Distributions from Realized Gains
       on Investments and Capital.......     (0.07)     (0.03)     (0.01)            --
                                          ---------   --------   --------   ---------------
        Total Distributions.............     (0.21)     (0.12)     (0.11)         (0.06)
                                          ---------   --------   --------   ---------------
Net Asset Value, End of Period..........  $   1.06    $  1.10    $  1.03        $  0.97
                                          ---------   --------   --------   ---------------
                                          ---------   --------   --------   ---------------
Total Return+...........................     15.85%     19.77%     16.78%          3.02%++
                                          ---------   --------   --------   ---------------
                                          ---------   --------   --------   ---------------

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in
 thousands).............................  $153,038    $93,878    $55,974        $35,537
                                          ---------   --------   --------   ---------------
                                          ---------   --------   --------   ---------------
Ratio of Expenses to Average Net
 Assets.................................      0.55%      0.60%      0.65%          0.73%**
                                          ---------   --------   --------   ---------------
                                          ---------   --------   --------   ---------------
Ratio of Net Investment Income to
 Average Net Assets.....................      9.95%      9.54%      9.90%          9.40%**
                                          ---------   --------   --------   ---------------
                                          ---------   --------   --------   ---------------
Portfolio Turnover Rate.................    129.49%    143.91%    116.57%        119.48%
                                          ---------   --------   --------   ---------------
                                          ---------   --------   --------   ---------------

 * Commencement of Operations.
** Computed on an annualized basis.
 + Total Return includes deductions for management and other fund expenses;
   excludes deductions for sales loads and account fees.
++ Reflects total return for the period; not annualized.

    The Accompanying Notes are an Integral Part of the Financial Statements

Select Bond Portfolio
NORTHWESTERN MUTUAL SERIES FUND, INC.
Select Bond Portfolio
Financial Statements
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

ASSETS
  Bonds (cost $226,607).................  $230,648
  Money Market Investments (cost
   $7,558)..............................     7,562
                                          ---------
                                           238,210
  Cash..................................       786
  Due from Foreign Currency Contracts...    11,015
  Due from Sale of Fund Shares..........     5,276
  Interest Receivable...................     2,806
                                          ---------
    Total Assets........................   258,093
                                          ---------
LIABILITIES
  Due on Foreign Currency Contracts.....    11,262
  Due on Purchase of Securities.........     1,171
  Due on Redemption of Fund Shares......       566
  Futures Variation Margin..............       193
  Due to Investment Advisor.............        66
                                          ---------
    Total Liabilities...................    13,258
                                          ---------
NET ASSETS..............................  $244,835
                                          ---------
                                          ---------
REPRESENTED BY:
  Aggregate Paid in Capital
   (400,000 shares authorized, $.01 par
   value; 194,772 shares outstanding)...  $223,542
  Undistributed Net Investment Income...    15,722
  Undistributed Accumulated Net Realized
   Gain on Investments..................     2,050
  Net Unrealized
   Appreciation(Depreciation) of:
    Investments Securities..............     4,046
    Futures Contracts...................      (431)
    Foreign Currency Transactions.......       (94)
                                          ---------
  Net Assets for 194,772 Shares
   Outstanding..........................  $244,835
                                          ---------
                                          ---------
  Net Asset Value, Offering and
   Redemption Price per Share...........  $   1.26
                                          ---------
                                          ---------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

INVESTMENT INCOME
  Income
    Interest............................  $16,343
                                          --------
  Expenses
    Management Fees.....................      667
                                          --------
  Net Investment Income.................   15,676
                                          --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
  Net Realized Gain (Loss) on
   Investments:
    Investment Securities...............    2,945
    Foreign Currency Transactions.......       46
    Futures Contracts...................     (126)
                                          --------
      Net Realized Gain on Investments
       for the Period...................    2,865
                                          --------
  Net Change in Unrealized Appreciation
   (Depreciation) of:
    Investment Securities...............    2,261
    Futures Contracts...................     (431)
    Foreign Currency Transactions.......      (94)
                                          --------
      Net Change in Unrealized
       Appreciation for the Period......    1,736
                                          --------
  Net Gain on Investments...............    4,601
                                          --------
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS........................  $20,277
                                          --------
                                          --------

    The Accompanying Notes are an Integral Part of the Financial Statements

NORTHWESTERN MUTUAL SERIES FUND, INC.
Select Bond Portfolio
Statement of Changes in Net Assets
(IN THOUSANDS)

                                              FOR THE YEAR
                                           ENDED DECEMBER 31,
                                          ---------------------
                                            1997        1996
                                          ---------   ---------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income...............  $ 15,676    $ 13,288
    Net Realized Gain on Investments....     2,865         569
    Net Change in Unrealized
     Appreciation (Depreciation) of
     Investments for the Period.........     1,736      (6,987)
                                          ---------   ---------
      Net Increase in Net Assets
      Resulting from Operations.........    20,277       6,870
                                          ---------   ---------
  Distributions to Shareholders from:
    Net Investment Income...............   (13,300)     (7,025)
    Net Realized Gain on Investments....        --          --
                                          ---------   ---------
      Net Decrease in Net Assets
      Resulting from Distributions to
      Shareholders......................   (13,300)     (7,025)
                                          ---------   ---------
  Fund Share Transactions
    Proceeds from Sale of 26,095 and
     23,808 Shares......................    32,098      28,507
    Proceeds from Shares Issued on
     Reinvestment of Distributions Paid
     (11,396 and 6,130 shares,
     respectively)......................    13,300       7,025
    Payments for 17,885 and 16,109
     Shares Redeemed....................   (21,873)    (19,186)
                                          ---------   ---------
      Net Increase in Net Assets
      Resulting from Fund Share
      Transactions (19,606 and 13,829
      shares, respectively).............    23,526      16,346
                                          ---------   ---------
  Total Increase in Net Assets..........    30,502      16,191
NET ASSETS
  Beginning of Period...................   214,333     198,142
                                          ---------   ---------
  End of Period (includes undistributed
   net investment income of $15,722 and
   $13,300 respectively)................  $244,835    $214,333
                                          ---------   ---------
                                          ---------   ---------

    The Accompanying Notes are an Integral Part of the Financial Statements

NORTHWESTERN MUTUAL SERIES FUND, INC.
Select Bond Portfolio
Financial Highlights
(FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR)

                                                               FOR THE YEAR
                                                            ENDED DECEMBER 31,
                                          -------------------------------------------------------
                                            1997        1996        1995        1994       1993
                                          ---------   ---------   ---------   --------   --------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of
   Period...............................  $   1.22    $   1.23    $   1.06    $  1.15    $  1.14
    Income from Investment Operations:
      Net Investment Income.............      0.08        0.07        0.07       0.06       0.08
      Net Realized and Unrealized Gain
       (Loss) on Investments............      0.04       (0.04)       0.13      (0.09)      0.05
                                          ---------   ---------   ---------   --------   --------
        Total from Investment
         Operations.....................      0.12        0.03        0.20      (0.03)      0.13
                                          ---------   ---------   ---------   --------   --------
    Less Distributions:
      Dividends from Net Investment
       Income...........................     (0.08)      (0.04)      (0.03)     (0.06)     (0.08)
      Distributions from Realized Gains
       on Investments...................        --          --          --         --      (0.04)
                                          ---------   ---------   ---------   --------   --------
        Total Distributions.............     (0.08)      (0.04)      (0.03)     (0.06)     (0.12)
                                          ---------   ---------   ---------   --------   --------
Net Asset Value, End of Period..........  $   1.26    $   1.22    $   1.23    $  1.06    $  1.15
                                          ---------   ---------   ---------   --------   --------
                                          ---------   ---------   ---------   --------   --------
Total Return+...........................      9.46%       3.31%      19.10%     (2.28%)    10.81%
                                          ---------   ---------   ---------   --------   --------
                                          ---------   ---------   ---------   --------   --------

RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in
 thousands).............................  $244,835    $214,333    $198,142    $158,508   $17,485
                                          ---------   ---------   ---------   --------   --------
                                          ---------   ---------   ---------   --------   --------
Ratio of Expenses to Average Net
 Assets.................................      0.30%       0.30%       0.30%      0.30%      0.30%
                                          ---------   ---------   ---------   --------   --------
                                          ---------   ---------   ---------   --------   --------
Ratio of Net Investment Income to
 Average Net Assets.....................      7.03%       6.48%       6.61%      7.02%      6.40%
                                          ---------   ---------   ---------   --------   --------
                                          ---------   ---------   ---------   --------   --------
Portfolio Turnover Rate.................    184.93%     195.98%      69.06%    108.00%     67.69%
                                          ---------   ---------   ---------   --------   --------
                                          ---------   ---------   ---------   --------   --------

 + Total Return includes deductions for management and other fund expenses;
   excludes deductions for sales loads and account fees.

    The Accompanying Notes are an Integral Part of the Financial Statements

Money Market Portfolio
NORTHWESTERN MUTUAL SERIES FUND, INC.
Money Market Portfolio
Financial Statements
(IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1997

ASSETS
  Money Market Investments
   (cost $193,630)......................  $193,630
  Cash..................................         2
  Due from Sale of Fund Shares..........       582
  Interest Receivable...................       424
                                          ---------
    Total Assets........................   194,638
                                          ---------
LIABILITIES
  Due on Redemption of Fund Shares......       116
  Due to Investment Advisor.............        52
                                          ---------
    Total Liabilities...................       168
                                          ---------
NET ASSETS..............................  $194,470
                                          ---------
                                          ---------
REPRESENTED BY:
  Aggregate Paid in Capital (400,000
   shares authorized, $.01 par value;
   194,494 shares outstanding)..........  $194,470
                                          ---------
  Net Assets for 194,494 Shares
   Outstanding..........................  $194,470
                                          ---------
                                          ---------
  Net Asset Value, Offering and
   Redemption Price per Share...........  $   1.00
                                          ---------
                                          ---------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1997

INVESTMENT INCOME
  Income
    Interest............................  $ 10,433
                                          ---------
  Expenses
    Management Fees.....................       555
                                          ---------
  Net Investment Income.................     9,878
                                          ---------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS..............  $  9,878
                                          ---------
                                          ---------

    The Accompanying Notes are an Integral Part of the Financial Statements

NORTHWESTERN MUTUAL SERIES FUND, INC.
Money Market Portfolio
Statement of Changes in Net Assets
(IN THOUSANDS)

                                           FOR THE YEAR ENDED
                                              DECEMBER 31,
                                          ---------------------
                                            1997        1996
                                          ---------   ---------
INCREASE IN NET ASSETS
  Operations
    Net Investment Income...............  $  9,878    $  7,576
                                          ---------   ---------
      Net Increase in Net Assets
      Resulting from Operations.........     9,878       7,576
                                          ---------   ---------
  Distributions to Shareholders from:
    Net Investment Income...............    (9,885)     (7,576)
                                          ---------   ---------
      Net Decrease in Net Assets
      Resulting from Distributions to
      Shareholders......................    (9,885)     (7,576)
                                          ---------   ---------
  Fund Share Transactions
    Proceeds from Sale of 130,864 and
     122,068 Shares.....................   130,863     122,068
    Proceeds from Shares Issued on
     Reinvestment of Distributions Paid
     (9,878 and 7,576 shares,
     respectively)......................     9,878       7,576
    Payments for 122,562 and 85,918
     Shares Redeemed....................  (122,562)    (85,918)
                                          ---------   ---------
      Net Increase in Net Assets
      Resulting from Fund Share
      Transactions
       18,180 and 43,726) shares,
      respectively).....................    18,179      43,726
                                          ---------   ---------
  Total Increase in Net Assets..........    18,172      43,726
NET ASSETS
  Beginning of Period...................   176,298     132,572
                                          ---------   ---------
  End of Period (includes no
   undistributed net investment
   income)..............................  $194,470    $176,298
                                          ---------   ---------
                                          ---------   ---------

    The Accompanying Notes are an Integral Part of the Financial Statements

NORTHWESTERN MUTUAL SERIES FUND, INC.
Money Market Portfolio
Financial Highlights
(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                                                FOR THE YEAR
                                                             ENDED DECEMBER 31,
                                          ---------------------------------------------------------
                                            1997        1996        1995        1994        1993
                                          ---------   ---------   ---------   ---------   ---------
SELECTED PER SHARE DATA
  Net Asset Value, Beginning of
   Period...............................  $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
    Net Investment Income...............      0.05        0.05        0.06        0.05        0.03
    Less Distributions from Net
     Investment Income..................     (0.05)      (0.05)      (0.06)      (0.05)      (0.03)
                                          ---------   ---------   ---------   ---------   ---------
Net Asset Value, End of Period..........  $   1.00    $   1.00    $   1.00    $   1.00    $   1.00
                                          ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------
Total Return+...........................      5.47%       5.29%       5.82%       4.06%       2.88%
                                          ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (in
 thousands).............................  $194,470    $176,298    $132,572    $104,217    $ 12,657
                                          ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------
Ratio of Expenses to Average Net
 Assets.................................      0.30%       0.30%       0.30%       0.30%       0.30%
                                          ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------
Ratio of Net Investment Income to
 Average Net Assets.....................      5.33%       5.13%       5.61%       4.64%       2.87%
                                          ---------   ---------   ---------   ---------   ---------
                                          ---------   ---------   ---------   ---------   ---------

 + Total Return includes deductions for management and other fund expenses;
   excludes deductions for sales loads and account fees.

    The Accompanying Notes are an Integral Part of the Financial Statements

Notes to Financial Statements
NORTHWESTERN MUTUAL SERIES FUND, INC.
Notes to Financial Statements
DECEMBER 31, 1997

Note 1 -- Northwestern Mutual Series Fund, Inc. (the "Series Fund"), is registered as a diversified open-end investment company under the Investment Company Act of 1940. The Series Fund consists of the Aggressive Growth Stock Portfolio, International Equity Portfolio, Growth Stock Portfolio, Growth and Income Stock Portfolio, Index 500 Stock Portfolio, Balanced Portfolio, High Yield Bond Portfolio, Select Bond Portfolio and the Money Market Portfolio (the "Portfolios"). Shares are presently offered only to The Northwestern Mutual Life Insurance Company ("Northwestern Mutual Life") and its segregated asset accounts.

Note 2 -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Principal accounting policies are summarized below.

Note 3 -- Bonds are valued on the basis of prices furnished by a service which determines prices for normal institutional size trading units of bonds, without regard to exchange or over-the-counter prices. When quotations are not readily available, bonds are valued at fair market value determined by procedures approved by the Board of Directors. Stocks listed on a national or foreign stock exchange are valued at the final sale price, or final bid price in absence of a sale. Stocks not listed on a national or foreign stock exchange are valued at the closing bid price on the over-the-counter market. Money market investments, other than in the Money Market Portfolio, with maturities exceeding sixty days but generally not exceeding one year are valued by marking to market on the basis of an average of the most recent bid prices or yields. Money market investments with maturities of sixty days or less and all securities in the Money Market Portfolio are valued on an amortized cost basis or, if the current market value differs substantially from the amortized cost, by marking to market.

Note 4 -- Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated in U.S. dollar amounts on the respective dates of such transactions. When the International Equity Portfolio, Balanced Portfolio, and Select Bond Portfolio purchases or sells a foreign security it may enter into a foreign exchange currency contract to minimize market risk from the trade date to the settlement date of such transaction. Such foreign exchange currency contracts are marked to market daily.

The International Equity Portfolio, Balanced Portfolio, and the Select Bond Portfolio do not separately report the results of operations due to changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade date and the settlement date on security transactions, the differences between the amounts of dividends and foreign withholding taxes recorded on the portfolio's books, and the U.S. dollar equivalent of the amounts actually received or paid.

Note 5 -- The Aggressive Growth Stock, Growth Stock, Index 500 Stock, Balanced and Select Bond Portfolios invest in futures contracts as an alternative to investing in individual securities. The Aggressive Growth Stock, Growth Stock, Index 500 Stock, Balanced, and Select Bond, could be exposed to market risk due to charges in the value of the underlying securities or due to an illiquid secondary market. Futures contracts are marked to market daily based upon quoted settlement prices. The Portfolios receive from or pay to brokers an amount of cash equal to the daily fluctuation in the value of the contracts. Such receipts or payments, known as the "variation margin," are recorded by the Portfolios as unrealized gains or losses. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

NORTHWESTERN MUTUAL SERIES FUND, INC.
Notes to Financial Statements
DECEMBER 31, 1997

Note 6 -- Interest income and discounts earned are recorded daily on the accrual basis and dividend income is recorded on the ex-dividend date or as soon as information from foreign issuers is available. Where applicable, dividends are recorded net of foreign dividend tax. Discounts and premiums on securities purchased are amortized over the life of the respective securities when required for federal income tax purposes using the effective interest method. Securities transactions are accounted for on trade date. The basis for determining cost on sale of securities is identified cost. For the year ended December 31, 1997, transactions in securities other than money market investments were:

                                                               TOTAL        U.S. GOVT                           U.S. GOVT
                                                             SECURITY       SECURITY      TOTAL SECURITY     SECURITY SALES/
PORTFOLIOS                                                   PURCHASES      PURCHASES    SALES/MATURITIES      MATURITIES
---------------------------------------------------------  -------------  -------------  -----------------  -----------------
Aggressive Growth Stock..................................  $ 546,707,728  $          --    $ 493,422,739      $          --
International Equity.....................................    222,548,513     21,296,687       94,881,656         31,300,000
Growth Stock.............................................     94,826,433             --       64,993,295                 --
Growth and Income Stock..................................    490,930,645             --      431,230,508                 --
Index 500 Stock..........................................    199,135,836             --       28,135,152                 --
Balanced.................................................    782,098,926    490,678,618      661,481,224        435,901,340
High Yield Bond..........................................    197,495,897             --      153,093,698                 --
Select Bond..............................................    417,760,490    155,767,760      391,615,427        212,654,062

Note 7 --The Series Fund and its Portfolios are parties to annually renewable contracts pursuant to which each Portfolio pays a charge for investment management and administrative services. Each Portfolio pays a monthly fee for these investment advisory services at an annual rate based on the average daily net asset values of each Portfolio. For the Index 500 Stock Portfolio the rate is .20%, and for the Select Bond, Money Market and Balanced Portfolios the rate is .30%. For the other Portfolios the rate for the investment advisory fee is graded by the asset size of the Portfolio according to the following schedule:

                                      FIRST     NEXT
                                       $50       $50
PORTFOLIOS                           MILLION   MILLION   EXCESS
-----------------------------------  -------   -------   -------
Aggressive Growth Stock............   .80%      .65%      .50%
International Equity...............   .85%      .65%      .65%
Growth Stock.......................   .60%      .50%      .40%
Growth and Income Stock............   .70%      .60%      .55%
High Yield Bond....................   .60%      .50%      .40%

These amounts are paid to Northwestern Mutual Investment Services, Inc. ("NMIS") a wholly-owned subsidiary of Northwestern Mutual Life, which is the manager and investment adviser of the Fund. Northwestern Mutual Life is also a party to the agreement. Other costs for each Portfolio are paid either by the Portfolios, Northwestern Mutual Life, or NMIS depending upon the applicable agreement in place.

Certain portfolios pay a portion of their custodian fees indirectly through expense offset arrangements. Custodian fees are reduced for Portfolios that maintain compensating balances in non-interest bearing accounts. The portfolios could have invested the assets used to pay for the custodian fees, had the assets not been used in the expense offset arrangements. As of December 31, 1997, the amounts paid through expense offset arrangements are $4,119 in the Aggressive Growth Stock Portfolio, $4,529 in the Growth Stock Portfolio, $6,985 in the Growth and Income Stock Portfolio, $3,641 in the Index 500 Stock Portfolio, and $14,005 in the High Yield Bond Portfolio.

J.P. Morgan Investment Management, Inc. ("J.P. Morgan") and Templeton Investment Counsel, Inc. ("Templeton Counsel") have been retained under an investment sub-advisory agreement to provide investment advice and, in general, to conduct the management investment program of the Growth and Income Stock Portfolio and the International Equity Portfolio, respectively. NMIS pays J.P. Morgan .45% on the first $100 million of the combined net assets for all funds managed for Northwestern Mutual Life by J.P. Morgan, .40% on the next $100 million, .35% on the next $200 million and .30% in excess of $400 million. NMIS pays Templeton Counsel .50% on the first $100 million of the combined net assets for all funds managed for Northwestern Mutual Life by Templeton Counsel and .40% in excess of $100 million.

The Aggressive Growth Stock Portfolio paid commissions on Portfolio transactions to an affiliated broker in the amount of $21,869.

Note 8 -- The Series Fund has elected to be taxed as a regulated investment company meeting certain requirements under the Internal Revenue Code. Since it expects to distribute all net investment income and net realized capital gains, the Series Fund anticipates incurring no federal income taxes.

NORTHWESTERN MUTUAL SERIES FUND, INC.
Notes to Financial Statements
DECEMBER 31, 1997

Taxable distributions from net investment income and realized capital gains in the Portfolios differ from book amounts earned during the period due to differences in the timing of capital recognition, and due to the reclassification of certain gains or losses from capital to income.

For Federal income tax purposes, net unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gains (losses).

Note 9 -- Dividends from net investment income and net realized capital gains are declared each year for the Aggressive Growth Stock Portfolios, International Equity, Growth Stock, Growth and Income Stock, Index 500 Stock, Balanced, High Yield Bond, Select Bond, and each business day for the Money Market Portfolio. Dividend distributions are described below.

A dividend was declared on May 12, 1997, payable to shareholders of record on May 12, 1997. Dividends paid from 1996 net investment income and 1996 net capital gains were as follows:

                                                                                                        NET
                                                                                                    INVESTMENT   NET CAPITAL
PORTFOLIOS                                                                                            INCOME        GAINS
--------------------------------------------------------------------------------------------------  -----------  -----------
Aggressive Growth Stock...........................................................................  $        --  $57,364,645
International Equity..............................................................................   12,704,098    7,541,567
Growth Stock......................................................................................       14,615      799,017
Growth and Income Stock...........................................................................       26,286    6,062,555
Index 500 Stock...................................................................................   13,865,506   16,994,473
Balanced..........................................................................................   86,698,498   29,228,140
High Yield Bond...................................................................................      160,082      992,215
Select Bond.......................................................................................   13,298,619           --

A dividend was declared on June 26, 1997, payable to shareholders of record on June 26, 1997. Dividends paid from 1997 net investment income:

                                                                                                                     NET
                                                                                                                 INVESTMENT
PORTFOLIOS                                                                                                         INCOME
---------------------------------------------------------------------------------------------------------------  -----------
Growth Stock...................................................................................................  $1,203,768
Growth and Income Stock........................................................................................   1,262,918
High Yield Bond................................................................................................   3,943,225

A dividend was declared on December 29, 1997, payable to shareholders of record on December 29, 1997. Dividends paid from 1997 net investment income and 1997 net capital gains were as follows:

                                                                                                        NET
                                                                                                    INVESTMENT    NET CAPITAL
PORTFOLIOS                                                                                            INCOME         GAINS
--------------------------------------------------------------------------------------------------  -----------  -------------
Growth Stock......................................................................................  $1,466,320    $ 7,728,372
Growth and Income Stock...........................................................................   1,910,414     72,117,342
High Yield Bond...................................................................................   8,732,262      7,439,124

A tax return of capital in the amount of $3,716,193 was paid in the High Yield Bond Portfolio for the year ended December 31, 1997.

Note 10 -- Effective April 1, 1996, NML voluntarily reimburses the International Equity Portfolio for the income tax benefit NML receives from foreign dividend taxes paid by the Portfolio and passed through to NML as tax credits. The amount reimbursed represents approximately 65% of the foreign dividend tax withheld from the Portfolio. Reimbursements are recorded when foreign dividend taxes are accrued. This voluntary reimbursement as of December 31, 1997 was $1,313,579 and for the period April 1, 1996 through December 31, 1996 was $921,386.

Aggressive Growth Stock Portfolio
NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1997

                                                 MARKET VALUE
COMMON STOCK (91.20%)                 SHARES       (000'S)
-------------------------------------------------------------
BASIC MATERIALS (0.88%)
*Cambrex Corporation                    203,000  $     9,338
                                                 ------------
CAPITAL GOODS (4.42%)
*Brooks Automation, Inc.                105,200        1,933
*CTB International Corp.                168,600        2,402
*Jabil Circuit, Inc.                    246,000        9,778
Kaydon Corporation                      360,000       11,745
*Kaynar Technologies, Inc.              232,200        6,618
*Tetra Tech, Inc.                       503,375       10,068
*Triumph Group, Inc.-new                138,400        4,602
                                                 ------------
    TOTAL                                             47,146
                                                 ------------
COMMUNICATION SERVICES ( 2.85%)
*LCI International, Inc.                387,500       11,916
*Pacific Gateway Exchange, Inc.         228,000       12,269
*Premiere Technologies, Inc.            225,400        6,227
                                                 ------------
    TOTAL                                             30,412
                                                 ------------
CONSUMER CYCLICAL (15.15%)
*Blyth Industries, Inc.                 437,100       13,086
*Catalina Marketing Corporation         238,600       11,035
*Cendant Corp.                          610,557       20,988
*Dollar Tree Stores, Inc.               251,300       10,397
*Dura Automotive Systems, Inc.          206,900        5,120
Fastenal Co.                            214,100        8,189
Galileo International, Inc.             331,200        9,149
*Getty Communications
 PLC-ADR                                454,900        6,767
*Jones Apparel Group, Inc.              234,800       10,096
*K & G Mens' Center, Inc.               518,150       10,752
*Kohls Department Stores                239,500       16,316
*O'Reilly Automotive, Inc.              517,400       13,582
*Signature Resorts, Inc.                400,000        8,750
*Tower Automotive, Inc.                 239,800       10,086
*VWR Scientific Products Corp.          258,400        7,300
                                                 ------------
    TOTAL                                            161,613
                                                 ------------
CONSUMER STAPLES (5.86%)
*American Italian Pasta Co.-Cl A        270,600        6,765
Cardinal Health, Inc.                   198,418       14,906
*Chancellor Media Corp.                 208,000       15,522
*Clear Channel Communications           179,000       14,219
*Ivex Packaging Corp. Del                52,500        1,260
*Robert Mondavi Corporation             202,000        9,848
                                                 ------------
    TOTAL                                             62,520
                                                 ------------
ENERGY (7.57%)
*Barrett Resources Corporation          122,500        3,706
*BJ Services Company                    149,200       10,733
*EVI, Inc.                              216,000       11,178
*Global Industries, Ltd.                816,600       13,882
*Marine Drilling Co's, Inc.             352,000        7,304
*Nabors Industries, Inc.                276,700        8,699
*Pride International, Inc.              370,300        9,350

                                                 MARKET VALUE
COMMON STOCK (91.20%)                 SHARES       (000'S)
-------------------------------------------------------------
ENERGY (CONTINUED)
Tosco Corporation                       170,200  $     6,436
Transocean Offshore, Inc.               196,800        9,483
                                                 ------------
    TOTAL                                             80,771
                                                 ------------
FINANCE (4.00%)
*Affiliated Managers Group              241,500        7,003
CMAC Investment Corp.                   152,800        9,225
*ESG RE Ltd.                            251,900        5,920
Investors Financial Services            200,000        9,200
Money Store, Inc.                       171,850        3,609
*Trammel Crow Co.                       300,400        7,735
                                                 ------------
    TOTAL                                             42,692
                                                 ------------
HEALTHCARE (11.72%)
*Advanced Health Corp.                  283,000        4,493
*Concentra Managed Care, Inc.           350,061       11,814
*Lincare Holdings, Inc.                 177,400       10,112
*Medcath, Inc.                          288,800        4,368
*NCS Healthcare, Inc.-Cl A              287,800        7,591
*Patterson Dental Co.                   243,350       11,011
*Pediatrix Med Group, Inc.              215,900        9,230
*Pharmerica, Inc.                       626,300        6,498
*PhyCor, Inc.                           289,000        7,803
*Physician Sales & Services, Inc.       250,000        5,375
*Quorum Health Group, Inc.              452,700       11,827
*Spine-Tech, Inc.                       147,300        7,577
*Sybron Intl Corp.-Wisconsin            300,200       14,091
*Wesley Jessen Visioncare               340,000       13,260
                                                 ------------
    TOTAL                                            125,050
                                                 ------------
MISCELLANEOUS (8.73%)
*ABR Information Services, Inc.         266,700        6,367
*Administaff, Inc.                      439,100       11,362
*Billing Information Concepts           222,300       10,670
Cintas Corp.                            355,200       13,853
*Corrections Corp. of America           136,900        5,074
*Interim Services, Inc.                 463,200       11,985
*Metzler Group, Inc.                    269,500       10,814
*Robert Half International, Inc.        576,450       23,058
                                                 ------------
    TOTAL                                             93,183
                                                 ------------
TECHNOLOGY (25.64%)
*ADC Telecommunications                 329,900       13,773
AVX Corp.                               125,600        2,316
Cambridge Technology Partners           422,100       17,570
*CBT Group PLC-ADR                      223,400       18,347
*Ciena Corp.                            164,400       10,049
*Computer Horizons Corp.                299,350       13,471
*Concord EFS, Inc.                      303,100        7,540
*DST Systems, Inc.                      248,300       10,599
*Gasonics Intl Corp.                    439,800        4,343
HBO & Co.                               331,600       15,917
*Hyperion Software                      309,400       11,061

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1997

                                                 MARKET VALUE
COMMON STOCK (91.20%)                 SHARES       (000'S)
-------------------------------------------------------------
TECHNOLOGY (CONTINUED)
*Integrated Process Equipment
 Corp.                                  303,200  $     4,775
*Kent Electronics Corp.                 186,100        4,676
*Komag, Inc.                            465,000        6,917
*Microchip Technology, Inc.             228,100        6,843
*Molex, Inc.                            342,846        9,857
National Data Corporation               163,500        5,906
*Pairgain Technologies, Inc.            237,200        4,596
Paychex, Inc.                           346,555       17,544
*Peoplesoft, Inc.                       499,800       19,492
*PMC-Sierra, Inc.                       158,000        4,898
*QLogic Corp.                           175,500        5,177
*Saville Systems PLC-ADR                463,400       19,231
*Sterling Software, Inc.                259,500       10,640
*Sykes Enterprises, Inc.                358,300        6,987
*Tellabs, Inc.                          266,400       14,086
*Transaction Systems Architects         181,600        6,901
                                                 ------------
    TOTAL                                            273,512
                                                 ------------
TRANSPORTATION (4.38%)
*Coach USA, Inc.                        398,300       13,343
*Heartland Express Incorporated         389,500       10,468
*Hub Group, Inc.                        151,100        4,495
*Knight Transportation, Inc.            291,600        8,092
*Swift Transportation Co., Inc.         320,800       10,386
                                                 ------------
    TOTAL                                             46,784
                                                 ------------
    TOTAL COMMON STOCK                               973,021
                                                 ------------

                                                 MARKET VALUE
MONEY MARKET INVESTMENTS (8.80%)        PAR        (000'S)
-------------------------------------------------------------
GOVERNMENT (0.18%)
+Federal Home Loan Mortgage,
 5.61%, 02/13/98                    $ 2,000,000  $     1,987
                                                 ------------
FINANCE (1.87%)
Chrysler Financial Corp., 5.74%,
 01/23/98                            20,000,000       19,930
                                                 ------------
PERSONAL CREDIT INSTITUTIONS (6.75%)
Associates Corp. of N A, 6.74%,
 01/02/98                            12,200,000       12,198
Commercial Credit Corp., 5.65%,
 01/28/98                            20,000,000       19,915
General Electric Capital, 5.88%,
 01/21/98                            20,000,000       19,934
General Motors Acceptance Corp.,
 5.84%, 01/14/98                     20,000,000       19,958
                                                 ------------
    TOTAL                                             72,005
                                                 ------------
    TOTAL MONEY MARKET
      INSTRUMENTS                                     93,922
                                                 ------------
    TOTAL AGGRESSIVE GROWTH
      PORTFOLIO (COST $745,200)^                 $ 1,066,943
                                                 ------------

ADR-American Depository Receipt
* Non-Income Producing.
+Partially held by the custodian in a segregated account as collateral for open futures positions. Information regarding open futures contracts as of December 31, 1997 is summarized below:

                                                 UNREALIZED
                      NUMBER OF    EXPIRATION   DEPRECIATION
ISSUER                CONTRACTS       DATE         (000'S)
--------------------  ----------  ------------  -------------
S&P 500 Stock Index      100       March 1998       (382)

^At December 31, 1997, the aggregate cost of securities for federal income tax purposes was $745,593 and the net unrealized appreciation of investments based on that cost was $321,350 which is comprised of $354,153 aggregate gross unrealized appreciation and $32,803 aggregate gross unrealized depreciation.

    The Accompanying Notes are an Integral Part of the Financial Statements

International Equity Portfolio
NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1997

                                                        MARKET
                                                         VALUE
COMMON STOCK (95.96%)        COUNTRY      SHARES        (000'S)
-----------------------------------------------------------------
AEROSPACE & MILITARY TECHNOLOGY (0.10%)
Hong Kong Aircraft &
 Engineering                H.K.             257,900  $      649
                                                      -----------
APPLIANCES & HOUSEHOLD DURABLES (1.21%)
Electrolux AB B Free        Swe.              48,200       3,347
Thorn PLC                   U.K.           1,557,085       4,048
Thorn PLC , B Shares        U.K.           1,816,600         568
                                                      -----------
    TOTAL                                                  7,963
                                                      -----------
AUTOMOBILES (5.95%)
Autoliv, Inc.               Swe.             279,100       9,141
#Autoliv, Inc., IDR         Swe.              65,000       2,118
Bertrand Faure SA           Fr.                5,642         401
Fiat SPA Ord.               Italy          1,527,900       4,446
Renault SA                  Fr.              405,775      11,419
Volvo Aktiebolaget, B Free  Swe.             433,000      11,624
                                                      -----------
    TOTAL                                                 39,149
                                                      -----------
BANKING & CREDIT (18.53%)
Australia & New Zealand
 Bank Group                 Austrl.          926,097       6,118
Banco Bradesco SA           Braz.        623,750,000       6,148
*Banco Bradesco SA -
 Rights                     Braz.         26,668,540          96
Banco de Andulucia          Sp.               30,000       5,019
Banco Itau S.A.             Braz.          2,079,000       1,118
Banque Nationale de Paris   Fr.              135,400       7,200
+Banque Nationale de
 Paris, ADR (144A)          Fr.              146,500       7,790
Barclay's Bank, PLC         U.K.             245,016       6,534
BCO BilboaVizcaya           Sp.              177,000       5,725
BPI SGPS SA                 Port.            201,963       4,916
Canadian Imperial Bank of
 Commerce                   Can.             309,200       9,637
+Corporacion Bancaria de
 Espana S.A., ADR           Sp.              195,000       5,960
Credit Commercial de
 France                     Fr.               25,500       1,748
Deutsche Bank AG            Ger.             193,600      13,545
HSBC Holdings               U.K.             214,979       5,299
Korea Long Term Credit
 Bank                       Kor.             161,953         994
Merita Limited "A"          Fin.           1,800,000       9,850
National Bank of Canada
 Montreal                   Can.             360,000       5,937
Panin Bank                  Indo.          5,346,000         657
*Panin Bank - Warrants      Indo.            763,714           7
Suisse Group Credit         Swtz.             55,725       8,634
Svenska Handelsbanken S.A.  Swe.             230,000       7,957

                                                        MARKET
                                                         VALUE
COMMON STOCK (95.96%)        COUNTRY      SHARES        (000'S)
-----------------------------------------------------------------
BANKING & CREDIT (CONTINUED)
*Unibanco Uniao de Bancos   Braz.         14,033,500  $      956
                                                      -----------
    TOTAL                                                121,845
                                                      -----------
BROADCAST ADVERTISING PUBLISHING (0.40%)
Marieberg Tidings "A" Free  Swe.              35,000         820
South China Morning Post
 Ltd.                       H.K.           2,554,000       1,796
                                                      -----------
    TOTAL                                                  2,616
                                                      -----------
BUILDING MATERIALS AND COMPONENTS (1.70%)
Hepworth PLC                U.K.             607,200       2,218
Pioneer International Ltd.  Austrl.        3,197,946       8,730
Siam City Cement Public
 Co, Ltd.                   Thai.            240,039         249
                                                      -----------
    TOTAL                                                 11,197
                                                      -----------
BUSINESS & PUBLIC SERVICE (2.35%)
Esselte AB, Series "A"
 Free                       Swe.             269,900       5,102
Hyder PLC                   U.K.             371,666       5,920
Hyder PLC Cum. Red. Pfd.    U.K.             401,400         789
Societe Generale de Surv
 Holdings                   Swtz.                885       1,699
*Waste Management
 International, PLC         U.K.             310,700         900
*+Waste Management PLC,
 ADR                        U.K.             168,000       1,050
                                                      -----------
    TOTAL                                                 15,460
                                                      -----------
CHEMICALS (4.47%)
Bayer AG                    Ger.             157,000       5,828
Courtaulds PLC              U.K.           1,851,700       9,049
European Vinyls Corp. EVC
 International              Neth.             68,985       1,531
Imperial Chemical
 Industries, PLC            U.K.              19,000         297
Rhone Poulenc SA, Series
 "A"                        Fr.              283,108      12,687
                                                      -----------
    TOTAL                                                 29,392
                                                      -----------
CONSTRUCTION & HOUSING (0.62%)
Kyudenko Corp.              Jpn.              33,000         167
Sirti SPA                   Italy            643,000       3,891
                                                      -----------
    TOTAL                                                  4,058
                                                      -----------
ELECTRICAL & ELECTRONICS (3.21%)
ABB AG Baden Bearer         Swtz.              4,730       5,951
Alcatel Alsthom DG          Fr.               58,519       7,441
Philips Electronic          Neth.            128,400       7,702
                                                      -----------
    TOTAL                                                 21,094
                                                      -----------

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1997

                                                        MARKET
                                                         VALUE
COMMON STOCK (95.96%)        COUNTRY      SHARES        (000'S)
-----------------------------------------------------------------
ELECTRICAL COMPONENTS, INSTRUMENTS (0.62%)
BICC PLC                    U.K.           1,450,345  $    4,093
                                                      -----------
ENERGY SOURCES (6.66%)
+Gazprom, ADR (144a)        Rus.             142,100       3,428
Hafslund Nycomed "A"        Norw.            170,000       1,038
Petroleo Brasileiro S.A.-
 Petrobras                  Braz.         32,500,000       7,600
Repsol SA                   Sp.              122,000       5,203
Saga Petroleum              Norw.            260,000       4,479
Societe Nationale Elf
 Aquitaine                  Fr.               66,801       7,773
+YPF S.A., ADR              Arg.             418,500      14,307
                                                      -----------
    TOTAL                                                 43,828
                                                      -----------
FINANCIAL SERVICES (2.94%)
AXA-UAP SA                  Fr.              218,313      16,900
India Fund, Series "B"      U.K.           1,256,515       1,861
#Korea International Trust
 IDR                        Kor.                  52         410
Peregrine Investments
 Holdings, Ltd.             H.K.             262,000         186
                                                      -----------
    TOTAL                                                 19,357
                                                      -----------
FOOD & HOUSEHOLD PRODUCTS (3.56%)
Albert Fisher Group PLC     U.K.           6,734,996       3,989
Cafe de Coral Holdings,
 Ltd.                       H.K.           7,672,000       1,683
CP Pokphand Co.             H.K.           2,609,900         411
Hillsdown Holdings          U.K.           1,800,892       4,385
Tate & Lyle, PLC            U.K.             762,600       6,286
The Oshawa Group Ltd.       Can.             187,300       3,272
Vitro SA NPV                Mex.             768,400       3,388
                                                      -----------
    TOTAL                                                 23,414
                                                      -----------
FOREST PRODUCTS & PAPER (1.95%)
Carter Holt Harvey Ltd.     N.Z.           3,929,357       6,069
Metsa Serla OY "B"          Fin.             277,500       2,166
P.T. Barito Pacific Timber  Indo.            937,000         269
Stora Kapparbergs, Series
 "B"                        Swe.             350,000       4,345
                                                      -----------
    TOTAL                                                 12,849
                                                      -----------
HEALTH & PERSONAL CARE (4.27%)
Astra AB Series "A" Free    Swe.             373,333       6,470
Medeva PLC                  U.K.           4,250,000      11,328
Nycomed Amersham PLC        U.K.             191,276       7,239
Nycomed Amersham PLC, B
 Shares                     U.K.              83,406       3,032
                                                      -----------
    TOTAL                                                 28,069
                                                      -----------
INDUSTRIAL COMPONENTS (3.17%)
BTR PLC                     U.K.           5,674,500      17,179
BTR, PLC "A"                Austrl.          249,000         737
                                                        MARKET
                                                         VALUE
COMMON STOCK (95.96%)        COUNTRY      SHARES        (000'S)
-----------------------------------------------------------------
INDUSTRIAL COMPONENTS (CONTINUED)
Granges AB                  Swe.             188,100  $    2,951
                                                      -----------
    TOTAL                                                 20,867
                                                      -----------
INSURANCE (2.65%)
Aegon NV                    Neth.            106,192       9,455
ING Groep NV                Neth.            190,000       8,004
                                                      -----------
    TOTAL                                                 17,459
                                                      -----------
MACHINERY & ENGINEERING (0.69%)
VA Technologies AG Bearer   Aus.              30,000       4,548
                                                      -----------
MERCHANDISING (1.06%)
David Jones Ltd.            Austrl.          742,100         836
Koninklijke Bijenkorf
 Beheer                     Neth.             44,098       2,763
Kwik Save Group             U.K.             465,057       2,242
Somerfield PLC              U.K.             318,200       1,099
                                                      -----------
    TOTAL                                                  6,940
                                                      -----------
METALS & MINING (4.69%)
Anglo American Platinum     So.
 Corporation                Africa            35,700         477
British Steel PLC           U.K.           5,270,900      11,361
Elkem A S Oslo ord "A"      Norw.            192,000       2,552
Grupo Mexico "B"            Mex.           1,320,000       4,912
+Minorco SA, ADR            Lux.             318,150       5,329
+Pechiney ADR "A"           Fr.               48,183         928
Pechiney SA "A"             Fr.               19,000         750
*Union Minerie, NPV         Bel.              65,171       4,521
                                                      -----------
    TOTAL                                                 30,830
                                                      -----------
MISCELLANEOUS MATERIAL/COMMODITIES (0.04%)
Korea Chemical Company,
 Ltd.                       Kor.              16,700         278
                                                      -----------
MULTI-INDUSTRY (5.65%)
Amer Group "A"              Fin.             175,000       3,358
Comp Gen de Industrieset
 de Partec                  Fr.                4,500       1,616
Harrisons & Crossfield      U.K.           2,490,000       5,777
Hutchinson Whampoa          H.K.             798,000       4,995
Jardine Matheson Holdings   Sing.          1,212,301       6,183
Jardine Strategic Holdings  Sing.          1,019,055       2,690
Marine Wendel SA            Fr.               11,490       1,306
Nokia Corp., "A"            Fin.              71,000       5,042
Swire Pacific Class "A"     H.K.             472,500       2,604
Swire Pacific Limited B     H.K.           3,534,200       3,580
                                                      -----------
    TOTAL                                                 37,151
                                                      -----------
TELECOMMUNICATIONS (8.25%)
British Telecom             U.K.             608,000       4,799
Cointel CONV Pfd.           Arg.              73,150       5,121

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1997

                                                        MARKET
                                                         VALUE
COMMON STOCK (95.96%)        COUNTRY      SHARES        (000'S)
-----------------------------------------------------------------
TELECOMMUNICATIONS (CONTINUED)
+Compania de
 Telecomunicaciones, ADR    Chile            155,125  $    4,634
+Phillipine Long Distance
 Telephone, ADR             Phil.            127,000       2,858
+PT Indosat, ADR            Indo.            146,600       2,831
Telecom Italia SPA          Italy          2,490,000      10,985
+Telebras ADR               Braz.             81,900       9,536
Telebras                    Braz.         17,646,200       1,795
Telefonica de Espania       Sp.              315,000       8,990
+Telefonica del Peru S "A"
 B, ADR                     Peru             115,300       2,688
                                                      -----------
    TOTAL                                                 54,237
                                                      -----------
TEXTILES-APPAREL (0.34%)
Yizheng Chemical Fibre
 Company                    China         12,469,200       2,253
                                                      -----------
TRANSPORTATION - AIRLINES (0.90%)
Air New Zealand Ltd. "B"    N.Z.           1,150,000       2,304
+Quantas Airways (144A)
 ADR                        Austrl.          165,000       2,920
Singapore Airlines Ltd.     Sing.            105,000         685
                                                      -----------
    TOTAL                                                  5,909
                                                      -----------
TRANSPORTATION - RAILROAD (1.07%)
Mayne Nickless Limited      Austrl.        1,336,500       7,062
                                                      -----------
UTILITIES-ELECTRIC & GAS (8.29%)
BG PLC                      U.K.           3,330,352      15,014
*Centrica PLC               U.K.           1,913,200       2,817
*CEZ Ceske Energeticke
 Zavody                     Chez.            101,990       3,339
Electricidad de Caracas     Venz.              8,690          10
Endesa National de
 Electric                   Sp.              252,000       4,472
EVN Energie Versorgung      Aus.              38,400       5,039
Hong Kong Electric          H.K.           1,790,000       6,826
Iberdrola SA                Sp.              587,500       7,728
Korea Electric Power Corp.  Kor.              33,000         306
+Korea Electric Power
 Corp. , ADR                Kor.              35,425         356
National Power              U.K.             493,764       4,874
Thames Water                U.K.             251,023  $    3,744
                                                      -----------
    TOTAL                                                 54,525
                                                      -----------
WHOLESALE & INTERNATIONAL TRADE (0.62%)
Brierley Investments Ltd.   N.Z.           5,716,091       4,083
                                                      -----------
    TOTAL COMMON STOCK                                   631,175
                                                      -----------

                                                       MARKET
                                                        VALUE
BONDS (0.32%)                 COUNTRY       PAR        (000'S)
----------------------------------------------------------------
FINANCIAL SERVICES (0.32%)
PIV Financial Investments,
 Ltd., 4.5%, 12/01/00        H.K          2,750,000  $    2,104
                                                     -----------
    TOTAL BONDS                                           2,104
                                                     -----------

                                                       MARKET
MONEY MARKET                                            VALUE
 INVESTMENTS (3.72%)          COUNTRY       PAR        (000'S)
----------------------------------------------------------------
GOVERNMENT (0.42%)
U.S. Treasury, 5.125%,
 4/30/98                     U.S.       $ 2,757,000  $    2,753
                                                     -----------
PERSONAL CREDIT INSTITUTIONS (1.61%)
Associates Corporation of
 N.A., 6.74%, 1/02/98        U.S.         5,600,000       5,599
General Electric Capital,
 5.649%, 1/28/98             U.S.         5,000,000       4,979
                                                     -----------
    TOTAL                                                10,578
                                                     -----------
TELECOMMUNICATIONS (0.93%)
Nacional Financiera CNV,
 11.25%, 5/15/98             Mex.           117,802       6,126
                                                     -----------
FINANCE (0.76%)
Chrysler Financial
 Corporation, 5.8%, 1/23/98  U.S.         5,000,000       4,982
                                                     -----------
    TOTAL MONEY MARKET
       INVESTMENTS                                       24,439
                                                     -----------
    TOTAL INTERNATIONAL
       EQUITY PORTFOLIO
       (COST $543,741)^                              $  657,718
                                                     -----------

 * Non-Incoming Producing.
 + ADR-American Depository Receipt.
 # IDR-International Depository Receipt.
^At December 31, 1997, the aggregate cost of securities for federal income tax purposes was $545,315 and the net unrealized appreciation of investments based on that cost was $112,403 which is comprised of $161,863 aggregate gross unrealized appreciation and $49,460 aggregate gross unrealized depreciation.

 Investment Percentage by Country:

    22.58% United Kingdom
    11.85  France
     6.80  Sweden
     6.55  Spain
     4.48  Netherlands
     4.17  United States
     4.14  Brazil
    39.43  Other

    The Accompanying Notes are an Integral Part of the Financial Statements

Growth Stock Portfolio
NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1997

                                                     MARKET
                                                      VALUE
COMMON STOCK (95.98%)                    SHARES      (000'S)
--------------------------------------------------------------
BASIC MATERIALS (3.60%)
E.I. du Pont de Nemours & Co.              32,000  $    1,922
Ecolab, Inc.                               82,700       4,585
Monsanto Co.                               53,000       2,226
                                                   -----------
    TOTAL                                               8,733
                                                   -----------
CAPITAL GOODS (10.28%)
Allied Signal, Inc.                        89,200       3,473
Avery Dennison Corporation                 56,200       2,515
Boeing Company                             56,400       2,760
Deere & Company                            47,000       2,741
Emerson Electric Co.                       37,400       2,111
General Electric Company                  105,000       7,704
*Gulfstream Aerospace                      60,000       1,755
Tyco International, Ltd.                   42,000       1,893
                                                   -----------
    TOTAL                                              24,952
                                                   -----------
COMMUNICATION SERVICES (2.25%)
MCI Communications Corporation             62,000       2,654
*Teleport Communications                   10,700         587
*WorldCom, Inc.                            73,200       2,214
                                                   -----------
    TOTAL                                               5,455
                                                   -----------
CONSUMER CYCLICAL (12.97%)
*Barnes & Noble, Inc.                      70,000       2,336
Borg Warner Automotive                     48,200       2,506
*Federated Department Stores, Inc.         39,500       1,701
Ford Motor Company                         41,100       2,001
Harley Davidson, Inc.                      96,400       2,639
Home Depot, Inc.                           47,550       2,800
*Kohls Department Stores                   72,800       4,960
Mattel, Inc.                               63,281       2,357
McGraw-Hill Companies, Inc.                26,200       1,939
New York Times Company                     51,100       3,379
*Promus Hotels                              6,612         278
Tribune Company                            27,600       1,718
Wal-Mart Stores, Inc.                      72,400       2,855
                                                   -----------
    TOTAL                                              31,469
                                                   -----------
CONSUMER STAPLES (17.29%)
*Benckiser N V                             77,300       3,179
Campbell Soup Company                      52,000       3,023
Dial Corp.                                131,000       2,727
Walt Disney Company                        28,900       2,863
Gillette Company                           19,500       1,959
Hershey Foods Corp.                        57,000       3,530
McDonald's Corporation                     24,400       1,165
Nabisco Holdings Corp.                     39,700       1,923
Newell Co.                                 84,500       3,591
Pepsico, Inc.                              90,000       3,279
Philip Morris Companies                    85,500       3,874
Procter & Gamble Company                   48,400       3,863
Unilever N.V.                              50,400       3,147

                                                     MARKET
                                                      VALUE
COMMON STOCK (95.98%)                    SHARES      (000'S)
--------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
Walgreen Company                          122,200  $    3,834
                                                   -----------
    TOTAL                                              41,957
                                                   -----------
ENERGY (10.28%)
Amoco Company                              30,200       2,571
British Petroleum Co. Ltd.                 36,900       2,940
Diamond Offshore Drilling, Inc.            50,000       2,406
Exxon Corporation                          26,400       1,615
*Falcon Drilling, Inc.                     34,600       1,213
Mobil Corporation                          38,000       2,743
Schlumberger Limited                       44,000       3,542
Tosco Corporation                          79,200       2,995
Transocean Offshore, Inc.                  39,600       1,908
Unocal Corp.                               48,600       1,886
*Western Atlas International, Inc.         15,300       1,132
                                                   -----------
    TOTAL                                              24,951
                                                   -----------
FINANCE (13.52%)
Associates First Capital Corporation       55,000       3,912
Banc One Corporation                       52,000       2,824
Bank New York, Inc.                        23,200       1,341
BankAmerica Corporation                    52,800       3,855
Chase Manhattan Corporation                23,040       2,523
Citicorp                                   25,000       3,161
First Union Corporation                    55,000       2,819
Franklin Resources                         39,400       3,425
Merrill Lynch & Co.                        28,000       2,042
Morgan Stanley, Dean Witter, Discover
 & Co.                                     64,900       3,837
Travelers Group, Inc.                      57,000       3,071
                                                   -----------
    TOTAL                                              32,810
                                                   -----------
HEALTHCARE (8.72%)
Bristol Myers Squibb Co.                   37,700       3,567
Guidant Corp.                              18,300       1,139
*Healthsouth Corp.                        109,924       3,050
Johnson & Johnson                          36,500       2,404
Eli Lilly & Company                        57,400       3,996
Merck & Co., Inc.                          24,800       2,635
Pfizer, Inc.                               58,500       4,362
                                                   -----------
    TOTAL                                              21,153
                                                   -----------
TECHNOLOGY (12.39%)
*Cisco Systems Incorporated                45,000       2,509
Compaq Computer Corp.                      44,200       2,495
*DST Systems, Inc.                         54,400       2,322
First Data Corporation                     51,100       1,495
*Fiserv                                    95,100       4,672
W.W. Grainger, Inc.                        14,700       1,429
Hewlett-Packard Company                    36,800       2,300
Intel Corp.                                30,000       2,108
International Business Machines            35,200       3,681
Lucent Technologies, Inc.                  15,171       1,212
*Microsoft Corporation                     29,400       3,800

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1997

                                                     MARKET
                                                      VALUE
COMMON STOCK (95.98%)                    SHARES      (000'S)
--------------------------------------------------------------
TECHNOLOGY (CONTINUED)
Motorola, Inc.                             26,800  $    1,529
*Quantum Corp.                             26,400         530
                                                   -----------
    TOTAL                                              30,082
                                                   -----------
TRANSPORTATION (3.70%)
*AMR Corporation                           19,400       2,493
Canadian National Railway Co.              70,500       3,331
*Midwest Express Holdings, Inc.            21,200         823
Southwest Airlines Co.                     94,500       2,327
                                                   -----------
    TOTAL                                               8,974
                                                   -----------
UTILITIES (0.98%)
Sonat, Inc.                                52,000       2,379
                                                   -----------
    TOTAL COMMON STOCK                                232,915
                                                   -----------

                                                     MARKET
                                                      VALUE
MONEY MARKET INVESTMENTS (4.02%)          PAR        (000'S)
--------------------------------------------------------------
GOVERNMENT (0.28%)
Federal Home Loan Mortgage Corp.,
 5.61%, 02/13/98                       $  700,000  $      695
                                                   -----------
PERSONAL CREDIT INSTITUTIONS (3.74%)
Associates Corp. of N A, 6.74%,
 01/02/98                               1,100,000       1,099
Commercial Credit Corp., 5.65%,
 01/28/98                               2,000,000       1,992
General Electric Capital, 5.88%,
 01/21/98                               3,000,000       2,990
General Motors Acceptance Corp.,
 5.84%, 01/14/98                        3,000,000       2,995
                                                   -----------
    TOTAL                                               9,076
                                                   -----------
    TOTAL MONEY MARKET INVESTMENTS                      9,771
                                                   -----------
    TOTAL GROWTH STOCK PORTFOLIO
      (COST $170,190)^                             $  242,686
                                                   -----------

*Non-Income Producing.

^At December 31, 1997, the aggregate cost of securities for federal income tax purposes was $170,202 and the net unrealized appreciation of investments based on that cost was $72,484 which is comprised of $74,074 aggregate gross unrealized appreciation and $1,590 aggregate gross unrealized depreciation.

    The Accompanying Notes are an Integral Part of the Financial Statements

Growth and Income Stock Portfolio
NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1997

                                                     MARKET
                                                      VALUE
COMMON STOCK (98.52%)                    SHARES      (000'S)
--------------------------------------------------------------
BASIC MATERIALS (3.10%)
Albemarle Corporation                      50,400  $    1,203
Allegheny Teledyne, Inc.                   62,000       1,604
Dow Chemical Company                       34,700       3,522
Temple-Inland, Inc.                        98,400       5,148
                                                   -----------
    TOTAL                                              11,477
                                                   -----------
CAPITAL GOODS (11.47%)
AlliedSignal, Inc.                        176,800       6,884
Boeing Company                             31,100       1,522
*Coltec Industries, Inc.                  159,100       3,689
Cooper Industries, Inc.                   167,000       8,183
Emerson Electric Co.                       67,800       3,826
Johnson Controls, Inc.                     75,000       3,581
Tenneco, Inc.                             114,100       4,507
Tyco International Ltd.                   100,748       4,540
Waste Management, Inc.                    207,800       5,715
                                                   -----------
    TOTAL                                              42,447
                                                   -----------
COMMUNICATION SERVICES (6.48%)
GTE Corporation                           148,800       7,775
MCI Communications Corporation            232,800       9,967
Sprint Corp.                              106,300       6,232
                                                   -----------
    TOTAL                                              23,974
                                                   -----------
CONSUMER CYCLICAL (9.22%)
Circuit City Stores-Circuit City
 Group                                     82,200       2,923
*Federated Department Stores, Inc.         74,100       3,191
*Fruit Of The Loom, Incorporated          214,400       5,494
Goodyear Tire & Rubber Company            104,900       6,674
International Game Technology             139,000       3,510
*ITT Corp.                                 28,400       2,354
*Toys "R" Us, Inc.                        190,400       5,986
*Westpoint Stevens, Inc.                   84,200       3,978
                                                   -----------
    TOTAL                                              34,110
                                                   -----------
CONSUMER STAPLES (13.01%)
Anheuser Busch Companies, Inc.            196,400       8,642
Pepsico, Inc.                             114,500       4,172
Philip Morris Companies, Inc.             155,500       7,046
Procter & Gamble Company                   99,500       7,941
Ralston Purina Group                       56,800       5,279
*Tele Communications, Inc.                300,289       8,502
Time Warner, Inc.                          34,100       2,114
*U S West Inc.                            154,100       4,450
                                                   -----------
    TOTAL                                              48,146
                                                   -----------
ENERGY (10.07%)
Atlantic Richfield Co.                     42,400       3,397
British Petroleum Co. Ltd                     395          31
Exxon Corporation                          82,300       5,036
*Input/Output, Inc.                       216,800       6,436
Mobil Corporation                          96,400       6,959
Occidental Petroleum, Inc.                123,300       3,614

                                                     MARKET
                                                      VALUE
COMMON STOCK (98.52%)                    SHARES      (000'S)
--------------------------------------------------------------
ENERGY (CONTINUED)
Tosco Corporation                         311,300  $   11,771
                                                   -----------
    TOTAL                                              37,244
                                                   -----------
FINANCE (14.75%)
Ambac, Inc.                                41,600       1,914
American Express Corporation               40,600       3,624
Chase Manhattan Corporation                31,900       3,493
First Union Corporation                   157,130       8,053
Fleet Financial Group Inc.                 52,500       3,934
Marsh & McLennan Companies, Inc.           99,700       7,434
MBIA, Inc.                                 14,500         969
Morgan Stanley, Dean Witter, Discover
 & Co.                                     74,400       4,399
Nationsbank Corp.                          88,700       5,394
Providian Financial Corp.                  99,300       4,487
Simon Debartolo Group, Inc.               123,200       4,027
Southtrust, Inc.                           28,300       1,795
Washington Mutual, Inc.                    79,300       5,060
                                                   -----------
    TOTAL                                              54,583
                                                   -----------
HEALTHCARE (11.11%)
*Alza Corporation                          84,100       2,675
*Crescendo Pharmaceuticals                  4,605          53
*Humana, Inc.                             128,600       2,669
Merck & Company, Inc.                      97,400      10,349
Pfizer, Inc.                              102,500       7,643
United Healthcare Corp.                   164,500       8,174
Warner-Lambert Company                     77,000       9,548
                                                   -----------
    TOTAL                                              41,111
                                                   -----------
REAL ESTATE INVESTMENT TRUSTS (2.19%)
Starwood Lodging Trust                    140,100       8,108
                                                   -----------
TECHNOLOGY (11.34%)
Autodesk, Inc.                             75,700       2,801
*Bay Networks, Inc.                        91,400       2,336
*Cisco Systems, Inc.                       49,150       2,740
*EMC Corporation                          274,400       7,529
First Data Corporation                    212,600       6,219
International Business Machines
 Corporation                               71,800       7,508
*Learning, Inc.                             2,000          32
Motorola, Inc.                             44,600       2,545
Perkin Elmer Corporation                   31,200       2,217
*Quantum Corporation                      175,100       3,513
*Sun Microsystems, Inc.                   113,200       4,514
                                                   -----------
    TOTAL                                              41,954
                                                   -----------
TRANSPORTATION (2.60%)
*Consolidated Freightways Corp.               800          11
Union Pacific Corporation                 108,400       6,768
*Wisconsin Central Transportation         121,000       2,828
                                                   -----------
    TOTAL                                               9,607
                                                   -----------

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1997

                                                     MARKET
                                                      VALUE
COMMON STOCK (98.52%)                    SHARES      (000'S)
--------------------------------------------------------------
UTILITIES (3.18%)
Dominion Resources, Inc.                   69,300  $    2,950
Enron Corp.                               116,000       4,821
New England Electric Systems               47,900       2,048
Northern States Power Company              33,400       1,945
                                                   -----------
    TOTAL                                              11,764
                                                   -----------
    TOTAL COMMON STOCK                                364,525
                                                   -----------

                                                     MARKET
                                                      VALUE
MONEY MARKET INSTRUMENT (1.48%)          SHARES      (000'S)
--------------------------------------------------------------
PERSONAL CREDIT INSTITUTIONS (1.48%)
Associates Corporation of N.A.,
 6.74%, 1/2/98                          1,500,000  $    1,500
General Electric Capital Corp.,
 5.649%, 1/28/98                        1,000,000         996
General Motors Acceptance Corp.,
 5.839%, 1/14/98                        3,000,000       2,993
                                                   -----------
    TOTAL                                               5,489
                                                   -----------
    TOTAL MONEY MARKET
      INSTRUMENTS                                       5,489
                                                   -----------
    TOTAL GROWTH & INCOME
      PORTFOLIO (COST $342,839)^                   $  370,014
                                                   -----------

* Non-Income Producing.

^At December 31, 1997, the aggregate cost of securities for federal income tax purposes was $343,055 and the net unrealized appreciation of investments based on that cost was $26,959 which is comprised of $37,245 aggregate gross unrealized appreciation and $10,286 aggregate gross unrealized depreciation.

    The Accompanying Notes are an Integral Part of the Financial Statements

Index 500 Stock Portfolio
NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1997

                                                    MARKET
                                                     VALUE
COMMON STOCK (95.34%)                  SHARES       (000'S)
--------------------------------------------------------------
BASIC MATERIALS (4.37%)
Air Products & Chemicals, Inc.           16,000  $      1,316
Alcan Aluminum Limited                   33,100           914
Allegheny Teledyne Inc.                  25,635           663
Aluminum Co. of America                  25,300         1,780
Archer-Daniels-Midland Company           81,548         1,769
*Armco Inc.                              15,600            77
ASARCO, Inc.                              6,100           137
Barrick Gold Corporation                 54,300         1,011
Battle Mountain Gold Company             33,500           197
Bemis Company, Inc.                       7,700           339
*Bethlehem Steel Corporation             16,400           141
B. F. Goodrich Company                    7,900           327
Boise Cascade Corporation                 8,100           245
Champion International                   14,000           634
Cyprus Amax Minerals Co.                 13,650           210
Dow Chemical Company                     33,200         3,370
E.I. du Pont de Nemours & Co.           164,700         9,892
Eastman Chemical Company                 11,425           681
*Echo Bay Mines Limited Co.              20,300            49
Ecolab, Inc.                              9,400           521
Engelhard Corp.                          21,000           365
*FMC Corporation                          5,400           363
Freeport-McMoRan Copper & Gold, Inc.     29,000           457
Georgia Pacific Corp.                    13,300           808
*Georgia Pacific Corp. (Timber
 Group)                                  12,900           293
Great Lakes Chemical                      8,700           390
Hercules Incorporated                    14,400           721
Homestake Mining Company                 21,400           190
Inco Limited                             24,300           413
Inland Steel Industries, Inc.             7,100           122
International Flavors & Fragrances,
 Inc.                                    15,900           819
International Paper Company              44,000         1,898
Louisiana Pacific Corporation            15,900           302
Mead Corp.                               15,200           426
Monsanto Company                         85,800         3,604
Morton International, Inc.               19,400           667
Nalco Chemical Company                    9,700           384
Newmont Mining Corporation               22,780           669
Nucor Corp.                              12,800           618
Phelps Dodge Corporation                  8,800           548
Pioneer Hi-Bred International             9,600         1,030
Placer Dome Incorporated                 34,900           443
Potlatch Corporation                      4,200           181
PPG Industries Inc.                      26,100         1,491
Praxair                                  23,000         1,035
Reynolds Metals Company                  10,700           642
Rohm & Haas Company                       9,000           862
Sigma-Aldrich Corp.                      14,600           580
*Stone Container Corporation             14,500           151

                                                    MARKET
                                                     VALUE
COMMON STOCK (95.34%)                  SHARES       (000'S)
--------------------------------------------------------------
BASIC MATERIALS (CONTINUED)
Temple-Inland Inc.                        8,300  $        434
Union Camp Corporation                   10,100           542
Union Carbide Corporation                18,100           777
USX-U.S. Steel Group, Inc.               12,500           391
W.R. Grace & Co.                         10,600           853
Westvaco Corporation                     14,850           467
Weyerhaeuser Company                     29,000         1,423
Willamette Industries Inc.               16,200           521
Worthington Industries                   14,050           232
                                                 -------------
    TOTAL                                              50,385
                                                 -------------
CAPITAL GOODS (8.84%)
Aeroquip-Vickers Inc.                     4,100           201
Allied Signal Inc.                       82,400         3,208
AMP Incorporated                         31,972         1,343
Avery Dennison Corporation               15,000           671
Ball Corporation                          4,400           155
Boeing Company                          145,776         7,134
Briggs & Stratton Corporation             3,700           180
Browning-Ferris Industries Inc.          28,800         1,066
Case Corporation                         10,900           659
Caterpillar Inc.                         54,800         2,661
Cincinnati Milacron Inc.                  5,800           150
Cooper Industries, Inc.                  17,800           872
Corning Inc.                             33,600         1,247
Crane Co.                                 6,650           288
Crown Cork & Seal Company, Inc.          18,700           937
Cummins Engine Company, Inc.              5,600           331
Deere & Company                          36,700         2,140
Dover Corporation                        32,400         1,170
Eaton Corporation                        11,300         1,009
Emerson Electric Co.                     64,600         3,646
Fluor Corporation                        12,200           456
Foster Wheeler Corporation                5,900           160
General Dynamics Corporation              9,100           787
General Electric Company                476,800        34,985
General Signal Corporation                7,300           308
Harnischfeger Industries, Inc.            7,200           254
Honeywell Inc.                           18,600         1,274
Illinois Tool Works Inc.                 36,300         2,183
Ingersoll-Rand Company                   24,200           980
Johnson Controls Inc.                    12,200           583
Lockheed Martin Corporation              28,254         2,783
McDermott International, Inc.             8,100           297
Millipore Corp.                           6,300           214
Minnesota Mining & Manufacturing Co.     60,500         4,965
Moore Corporation Ltd.                   12,910           195
NACCO Industries, Inc.                    1,200           129
National Service Industries, Inc.         6,600           327
*Navistar International Corporation      10,600           263
Northrop Grumman Corporation              9,700         1,116

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1997

                                                    MARKET
                                                     VALUE
COMMON STOCK (95.34%)                  SHARES       (000'S)
--------------------------------------------------------------
CAPITAL GOODS (CONTINUED)
*Owens-Illinois, Inc.                    20,400  $        774
Paccar Incorporated                      11,370           597
*Pall Corporation                        18,500           383
Parker-Hannifin Corporation              16,275           747
Pitney Bowes Inc.                        21,000         1,889
Raychem Corp.                            12,700           547
Raytheon Company--Class A                 6,549           323
Raytheon Company--Class B                34,400         1,737
Rockwell International Corporation       30,400         1,588
Tenneco Inc.                             24,800           980
Textron Inc.                             24,000         1,500
*Thermo Electron Corporation             21,900           975
Thomas & Betts Corporation                8,000           378
Timken Company                            9,200           316
Tyco International Ltd.                  77,600         3,497
United Technologies Corp.                34,300         2,497
Waste Management Inc.                    66,000         1,815
                                                 -------------
    TOTAL                                             101,870
                                                 -------------
COMMUNICATION SERVICES (6.61%)
*Airtouch Communications Inc.            73,400         3,051
ALLTEL Corporation                       27,200         1,117
Ameritech Corporation                    80,100         6,448
AT&T Corporation                        236,600        14,492
Bell Atlantic Corporation               113,042        10,287
Bellsouth Corporation                   144,400         8,132
Frontier Corporation                     23,900           575
GTE Corporation                         139,200         7,273
MCI Communications Corporation          100,800         4,316
SBC Communications Incorporated         133,049         9,746
Sprint Corporation                       62,700         3,676
U S WEST Communications Group            69,800         3,150
*WorldCom Inc.                          131,400         3,975
                                                 -------------
    TOTAL                                              76,238
                                                 -------------
CONSUMER CYCLICAL (8.98%)
American Greetings Corp.                 11,000           430
Armstrong World Industries Inc.           5,900           441
*Autozone, Inc.                          22,000           638
Black & Decker Corporation               13,700           535
Brunswick Corporation                    14,500           440
*Cendant Corporation                    113,454         3,900
Centex Corporation                        4,200           264
*Charming Shoppes Incorporated           15,400            72
Chrysler Corporation                     98,200         3,455
Circuit City Stores, Inc.                14,300           509
Cognizant Corporation                    23,900         1,065
Cooper Tire & Rubber Company             11,500           280
*Costco Companies, Inc.                  30,907         1,379
Dana Corporation                         15,200           722
Dayton Hudson Corporation                31,700         2,140
Dillard Department Stores, Inc.          16,300           575
Dow Jones & Company, Inc.                14,000           752
                                                    MARKET
                                                     VALUE
COMMON STOCK (95.34%)                  SHARES       (000'S)
--------------------------------------------------------------
CONSUMER CYCLICAL (CONTINUED)
Dun & Bradstreet Corporation             24,800  $        767
Echlin Inc.                               9,200           333
*Federated Department Stores, Inc.       30,500         1,313
Fleetwood Enterprises, Inc.               5,200           221
Ford Motor Company                      173,900         8,467
*Fruit of the Loom, Incorporated         10,700           274
Gannet Company Inc.                      41,300         2,553
Gap, Inc.                                58,500         2,073
General Motors Corp.                    106,200         6,438
Genuine Parts Company                    26,200           889
Giant Food Inc.                           8,700           293
Goodyear Tire & Rubber Company           22,700         1,444
H & R Block, Inc.                        15,200           681
Harcourt General                         10,300           564
*Harrahs Entertainment                   14,700           277
Hasbro Inc.                              18,450           581
Hilton Hotels Corporation                36,400         1,083
Home Depot, Inc.                        106,298         6,258
Interpublic Group of Cos. Inc.           18,100           902
*ITT Corp.                               17,000         1,409
ITT Industries Inc.                      17,200           540
J.C. Penney Company, Inc.                36,200         2,183
Jostens, Inc.                             5,700           131
*K Mart Corporation                      70,900           820
Kaufman & Broad Home Corp.                5,700           128
Knight-Ridder Inc.                       12,700           660
Laidlaw Transportation Limited           47,900           653
The Limited Inc.                         39,500         1,007
Liz Claiborne, Inc.                      10,200           426
Lowe's Companies, Inc.                   25,300         1,206
Marriott International                   18,500         1,281
Masco Corporation                        24,000         1,221
Mattel, Inc.                             42,288         1,575
May Department Stores Company            33,900         1,786
Maytag Corporation                       14,400           537
McGraw-Hill Companies Inc.               14,400         1,066
Mercantile Stores Company                 5,400           329
Meredith Corporation                      7,800           278
*Mirage Resorts, Incorporated            26,000           592
New York Times Company                   14,000           926
Nike, Inc.                               42,000         1,649
Nordstrom, Inc.                          11,200           676
Owens Corning Fiberglass Corp.            7,800           266
Pep Boys - Manny, Moe & Jack              9,200           220
Pulte Corporation                         3,100           130
*Reebok International Ltd.                8,200           236
Russell Corp.                             5,300           141
Sears Roebuck & Co.                      57,000         2,579
Service Corporation International        36,600         1,352
Sherwin-Williams Company                 25,100           697
Snap-On Incorporated                      8,950           390
Springs Industries, Inc.                  2,900           151

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1997

                                                    MARKET
                                                     VALUE
COMMON STOCK (95.34%)                  SHARES       (000'S)
--------------------------------------------------------------
CONSUMER CYCLICAL (CONTINUED)
Stanley Works                            13,000  $        613
Tandy Corporation                        15,400           594
Times Mirror Company                     13,900           855
TJX Companies, Inc.                      23,800           818
*Toys R Us                               41,500         1,305
Tribune Company                          17,900         1,114
TRW, Inc.                                17,900           955
VF Corporation                           18,300           841
*Viacom Incorporated                     51,356         2,128
Wal-Mart Stores Inc.                    329,800        13,006
Whirlpool Corporation                    10,900           600
*Woolworth Corp.                         19,600           399
                                                 -------------
    TOTAL                                             103,477
                                                 -------------
CONSUMER STAPLES (14.64%)
Adolph Coors Co.                          5,400           180
Alberto-Culver Company                    8,200           263
Albertson's, Inc.                        35,800         1,696
American Stores Co.                      39,700           816
Anheuser-Busch Companies, Inc.           71,600         3,150
Avon Products, Inc.                      19,300         1,185
Campbell Soup Company                    67,000         3,894
Cardinal Health Inc.                     15,800         1,187
CBS Corporation                         102,800         3,026
*Clear Channel Communications, Inc.      14,300         1,136
Clorox Company                           15,100         1,194
The Coca-Cola Company                   361,200        24,065
Colgate-Palmolive Co.                    43,100         3,168
Comcast Corp.                            50,850         1,605
Conagra Inc.                             68,900         2,261
CPC International, Inc.                  20,900         2,252
CVS Corporation                          25,000         1,602
Darden Restaurant, Inc.                  22,300           279
Deluxe Corp.                             12,000           414
Fleming Companies, Inc.                   5,500            74
Fort James Corporation                   27,500         1,052
Fortune Brands, Inc.                     25,000           927
General Mills, Inc.                      23,300         1,669
Gillette Company                         81,500         8,186
Great Atlantic & Pacific Tea Co.,
 Inc.                                     5,600           166
H.J. Heinz Company                       53,750         2,731
Hershey Foods Corp.                      20,800         1,288
John H. Harland Company                   4,500            95
Kellogg Company                          60,100         2,982
Kimberly-Clark Corporation               81,044         3,996
*King World Productions, Inc.             5,400           312
*Kroger Company                          37,000         1,367
Longs Drug Stores Corp.                   5,700           183
McDonald's Corporation                  100,200         4,785
Newell Company                           23,200           986
Pepsico Inc.                            222,900         8,122
                                                    MARKET
                                                     VALUE
COMMON STOCK (95.34%)                  SHARES       (000'S)
--------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
Philip Morris Companies, Inc.           352,900  $     15,991
Procter & Gamble Company                196,700        15,699
Quaker Oats Company                      20,000         1,055
R.R. Donnelley & Sons Company            21,300           793
Ralston Purina Group                     15,500         1,441
Rite Aid Corporation                     17,900         1,051
Rubbermaid, Inc.                         21,800           545
Safety-Kleen Corp.                        8,500           233
Sara Lee Corporation                     69,900         3,936
Seagram Company Ltd.                     54,000         1,745
Supervalue Inc.                           8,800           369
Sysco Corporation                        25,400         1,157
*Tele Communications, Inc.               73,776         2,061
Time Warner Inc.                         81,500         5,053
*Tricon Global Restaurants, Inc.         22,290           648
Tupperware                                8,900           248
*U S West Media Group                    88,300         2,550
Unilever, N.V.                           93,200         5,819
UST Incorporated                         26,800           990
Walgreen Company                         71,700         2,250
Walt Disney Company                      98,269         9,735
Wendy's International, Inc.              19,200           462
Whitman Corp.                            14,800           386
Winn-Dixie Stores, Inc.                  21,700           948
Wm. Wrigley Jr. Company                  16,900         1,345
                                                 -------------
    TOTAL                                             168,804
                                                 -------------
ENERGY (7.97%)
Amerada Hess Corporation                 13,400           735
Amoco Company                            71,500         6,086
Anadarko Petroleum Corporation            8,700           528
Apache Corporation                       13,200           463
Ashland, Inc.                            10,900           585
Atlantic Richfield Company               46,700         3,742
Baker Hughes Inc.                        24,600         1,073
Burlington Resource Inc.                 25,720         1,153
Chevron Corp.                            95,300         7,338
Dresser Industries, Inc.                 25,500         1,069
Exxon Corporation                       360,300        22,046
Halliburton Company                      36,900         1,916
Helmerich & Payne, Inc.                   3,600           244
Kerr-McGee Corporation                    6,900           437
Mobil Corporation                       114,400         8,258
Occidental Petroleum Corporation         48,200         1,413
*ORYX Energy Company                     15,400           393
Pennzoil Company                          6,900           461
Phillips Petroleum Company               38,400         1,867
*Rowan Companies, Inc.                   12,600           384
Royal Dutch Petroleum Co., ADR          312,300        16,923
Schlumberger Limited                     72,100         5,804
Sun Company, Inc.                        10,600           446
Texaco Inc.                              76,900         4,181

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1997

                                                    MARKET
                                                     VALUE
COMMON STOCK (95.34%)                  SHARES       (000'S)
--------------------------------------------------------------
ENERGY (CONTINUED)
Union Pacific Resource Group             36,992  $        897
Unocal Corp.                             36,000         1,397
USX-Marathon Group                       41,900         1,414
*Western Atlas International Inc.         7,900           585
                                                 -------------
    TOTAL                                              91,838
                                                 -------------
FINANCE (16.37%)
Aetna, Inc.                              21,863         1,543
Allstate Corporation                     63,314         5,754
American Express Company                 68,300         6,096
American General Corporation             36,125         1,953
American International Group, Inc.      102,125        11,106
Aon Corporation                          24,400         1,430
Banc One Corporation                     84,845         4,608
Bank of New York Company, Inc.           55,300         3,197
BankAmerica Corporation                 101,700         7,424
BankBoston Corporation                   21,200         1,991
Bankers Trust New York Corporation       14,500         1,630
Barnett Banks Inc.                       29,000         2,084
BB&T Corporation                         11,900           762
Beneficial Corporation                    7,700           640
Charles Schwab Corporation               38,500         1,615
Chase Manhattan Corporation              61,656         6,751
The Chubb Corporation                    25,100         1,898
CIGNA Corporation                        10,800         1,869
Cincinnati Financial Corporation          4,000           563
Citicorp                                 66,700         8,433
Comerica, Inc.                           15,400         1,390
Conseco Inc.                             27,400         1,245
Corestates Financial Corp.               29,500         2,362
Countrywide Credit Industries, Inc.      15,600           669
Federal Home Loan Mortgage Corp.        101,200         4,244
Federal National Mortgage
 Association                            154,500         8,816
Fifth Third Bankcorp                     22,450         1,835
First Chicago NBD Corporation            43,028         3,593
First Union Corporation                  91,470         4,688
Fleet Financial Group Inc.               36,430         2,730
General Re Corporation                   11,600         2,459
Golden West Financial Corporation         8,300           812
Green Tree Financial Corporation         19,800           519
H.F. Ahmanson & Company                  14,200           951
Hartford Financial Services Group
 Inc.                                    17,200         1,609
Household International Inc.             15,600         1,990
Huntington Bancshares, Inc.              27,800         1,001
J.P. Morgan & Company, Inc.              26,100         2,946
Jefferson-Pilot Corp.                    10,300           802
KeyCorp                                  31,600         2,238
Lincoln National Corporation             14,800         1,156
Loews Corp.                              16,700         1,772
                                                    MARKET
                                                     VALUE
COMMON STOCK (95.34%)                  SHARES       (000'S)
--------------------------------------------------------------
FINANCE (CONTINUED)
Marsh & McLennan Companies Inc.          24,500  $      1,827
MBIA Incorporated                        13,000           869
MBNA Corp.                               72,950         1,992
Mellon Bank Corporation                  36,600         2,219
Merrill Lynch & Co.                      48,300         3,523
MGIC Investment Corp.                    16,600         1,104
Morgan Stanley, Dean Witter,
 Discover & Co.                          85,505         5,055
National City Corp.                      31,300         2,058
NationsBank Corp.                       103,656         6,304
Norwest Corporation                     109,200         4,218
PNC Bank Corp.                           44,700         2,551
Progressive Corporation                  10,500         1,259
Providian Financial Corporation          13,700           619
Republic New York Corporation             8,000           914
SAFECO Inc.                              20,300           990
St. Paul Companies, Inc.                 12,200         1,001
State Street Corporation                 23,400         1,362
SunAmerica, Inc.                         28,400         1,214
Suntrust Banks Inc.                      31,100         2,220
Synovus Financial Corp.                  25,500           835
Torchmark Corporation                    20,200           850
Transamerica Corporation                  9,200           980
Travelers Group Inc.                    166,641         8,978
UNUM Corporation                         20,300         1,104
US Bancorp of Oregon                     35,677         3,994
USF&G Corp.                              16,200           357
Wachovia Corporation                     29,700         2,409
Washington Mutual, Inc.                  36,440         2,325
Wells Fargo & Company                    12,833         4,356
                                                 -------------
    TOTAL                                             188,661
                                                 -------------
HEALTHCARE (10.60%)
Abbott Laboratories Inc.                112,100         7,350
Allergan Incorporated                     9,400           315
*Alza Corp.                              12,400           394
American Home Products Corporation       94,500         7,229
*Amgen Inc.                              38,600         2,089
Bausch & Lomb Inc.                        8,100           321
Baxter International Inc.                40,700         2,053
Becton, Dickinson & Company              17,800           890
*Beverly Enterprises, Inc.               15,500           202
Biomet, Inc.                             16,200           415
*Boston Scientific Corp.                 28,300         1,298
Bristol-Myers Squibb Company            145,200        13,740
Brown-Forman Corporation                 10,000           553
C.R. Bard, Inc.                           8,400           263
Columbia/HCA Healthcare Corporation      95,200         2,820
Eli Lilly & Company                     162,000        11,279
Guidant Corp.                            21,600         1,345

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1997

                                                    MARKET
                                                     VALUE
COMMON STOCK (95.34%)                  SHARES       (000'S)
--------------------------------------------------------------
HEALTHCARE (CONTINUED)
*Healthsouth Corporation                 56,400  $      1,565
*Humana, Inc.                            23,800           494
Johnson & Johnson                       193,800        12,767
Mallinckrodt, Inc.                       10,700           407
Manor Care, Inc.                          9,300           326
Medtronic, Inc.                          68,100         3,562
Merck & Co., Inc.                       175,900        18,689
Pfizer Inc.                             188,200        14,033
Pharmacia & Upjohn Inc.                  73,905         2,707
*Pharmerica, Inc.                         7,054            73
Schering-Plough Corporation             106,700         6,629
*St. Jude Medical, Inc.                  13,400           409
*Tenet Healthcare Corp.                  44,100         1,461
United Healthcare Corp.                  27,300         1,356
U.S. Surgical Corporation                10,700           314
Warner-Lambert Company                   39,500         4,898
                                                 -------------
    TOTAL                                             122,246
                                                 -------------
TECHNOLOGY (12.49%)
*3COM Corporation                        50,200         1,754
Adobe Systems, Inc.                      10,600           437
*Advanced Micro Devices, Inc.            20,500           368
*Andrew Corporation                      13,137           315
*Apple Computer, Inc.                    18,500           243
*Applied Materials Inc.                  53,100         1,600
Autodesk, Inc.                            7,000           259
Automatic Data Processing, Inc.          42,600         2,615
*Bay Networks                            30,700           785
*Cabletron Systems Inc.                  23,000           345
*Ceridian Corp.                          11,100           509
*Cisco Systems Incorporated             146,150         8,148
Compaq Computer Corporation             110,140         6,216
Computer Associates International
 Inc.                                    79,512         4,204
*Computer Sciences Corp.                 11,200           935
*Data General Corporation                 7,000           122
*Dell Computer Corp.                     48,200         4,049
*Digital Equipment Corporation           22,300           825
*DSC Communications Corp.                17,100           410
Eastman Kodak Company                    47,400         2,883
EG&G, Inc.                                6,700           139
*EMC Corporation                         71,900         1,973
Equifax, Inc.                            22,000           780
First Data Corporation                   64,600         1,890
Harris Corporation                       11,600           532
HBO & Company                            28,800         1,382
Hewlett-Packard Company                 151,500         9,469
Ikon Office Solutions                    19,300           543
Intel Corp.                             237,800        16,705
International Business Machines
 Corp.                                  143,000        14,952
*KLA-Tencor Corporation                  12,200           471
                                                    MARKET
                                                     VALUE
COMMON STOCK (95.34%)                  SHARES       (000'S)
--------------------------------------------------------------
TECHNOLOGY (CONTINUED)
*LSI Logic Corp.                         20,700  $        409
Lucent Technologies Inc.                 93,440         7,464
*Micron Technology                       30,700           798
*Microsoft Corporation                  174,500        22,554
Motorola, Inc.                           86,700         4,947
*National Semiconductor Corporation      23,500           610
*NextLevel Systems, Inc.                 21,500           384
Northern Telecom Limited                 38,200         3,400
*Novell, Inc.                            50,800           381
*Oracle Corporation                     142,700         3,184
*Parametric Technology Company           18,500           876
Perkin-Elmer Corporation                  6,400           455
Polaroid Corporation                      6,600           321
Scientific-Atlanta, Inc.                 11,300           189
*Seagate Technology Inc.                 35,600           685
Shared Medical Systems Corp.              3,600           238
*Silicon Graphics                        25,800           321
*Sun Microsystems Inc.                   53,700         2,141
Tektronix, Inc.                           7,250           288
*Tellabs Inc.                            26,400         1,396
Texas Instruments Incorporated           55,800         2,511
*Unisys Corporation                      25,500           354
W.W. Grainger, Inc.                       7,200           700
Xerox Corporation                        47,300         3,491
                                                 -------------
    TOTAL                                             143,955
                                                 -------------
TRANSPORTATION (1.22%)
*AMR Corporation                         13,400         1,722
Burlington Northern Santa Fe             22,607         2,101
Caliber System, Inc.                      5,700           278
CSX Corporation                          31,700         1,712
Delta Air Lines Inc.                     10,700         1,273
*Federal Express Corp.                   16,700         1,020
Norfolk Southern Corporation             54,900         1,692
Ryder System, Inc.                       11,300           370
Southwest Airlines Co.                   31,900           786
Union Pacific Corporation                36,000         2,248
*USAir Group, Inc.                       13,200           825
                                                 -------------
    TOTAL                                              14,027
                                                 -------------
UTILITIES (3.25%)
American Electric Power Co. Inc.         27,600         1,425
Baltimore Gas & Electric Co.             21,500           732
Carolina Power & Light Company           22,000           934
Central & South West Corporation         30,900           836
Cinergy Corporation                      22,917           878
Coastal Corp.                            15,400           954
Columbia Gas System Inc.                  8,100           636
Consolidated Edison Co. of New York      34,200         1,402
Consolidated Natural Gas Company         13,900           841

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1997

                                                    MARKET
                                                     VALUE
COMMON STOCK (95.34%)                  SHARES       (000'S)
--------------------------------------------------------------
UTILITIES (CONTINUED)
Dominion Resources Inc.                  27,100  $      1,153
DTE Energy Company                       21,100           732
Duke Energy Corp.                        52,365         2,900
Eastern Enterprises                       3,000           135
Edison International                     57,800         1,571
Enron Corp                               44,600         1,854
Entergy Corporation                      35,100         1,051
Firstenergy Corporation                  33,500           972
FPL Group, Inc.                          26,500         1,568
GPU, Inc.                                17,600           741
Houston Industries Incorporated          41,562         1,109
*Niagara Mohawk Power Corporation        21,000           221
Nicor Inc.                                7,100           300
Northern States Power Company            10,700           623
ONEOK, Inc.                               4,600           186
P P & L Resources, Inc.                  24,000           575
Pacific Enterprises                      12,100           455
PacifiCorp                               43,100         1,177
PECO Energy Company                      32,400           786
Peoples Energy Corporation                5,100           201
PG&E Corp.                               63,900         1,945
Public Service Enterprise Group,
 Inc.                                    33,800         1,071
Sonat Inc.                               12,500           572
Southern Company                         99,700         2,580
Texas Utilities Company                  35,015         1,455
UNICOM Corp.                             31,500           969
Union Electric Company                   14,900           644
Williams Companies Inc.                  46,200         1,301
                                                 -------------
    TOTAL                                              37,485
                                                 -------------
    TOTAL COMMON STOCK                           $  1,098,986
                                                 -------------

                                                    MARKET
                                                    VALUE
MONEY MARKET INSTRUMENT (4.66%)         PAR        (000'S)
-------------------------------------------------------------
GOVERNMENT (0.46%)
+FHLMC Discount Note, 5.61%,
 2/13/98                            $ 5,500,000  $     5,463
                                                 ------------
FINANCE (1.30%)
+Chrysler Financial Corporation,
 5.74%, 1/23/98                      15,000,000       14,948
                                                 ------------
PERSONAL CREDIT INSTITUTIONS (2.90%)
+General Electric Capital Corp.,
 5.88%, 1/21/98                      20,000,000       19,935
+General Electric Capital Corp.,
 5.65%, 1/28/98                      10,300,000       10,256
+General Motors Acceptance Corp.,
 5.84%, 1/14/98                       3,200,000        3,193
                                                 ------------
    TOTAL                                             33,384
                                                 ------------
    TOTAL MONEY MARKET
    INVESTMENTS                                       53,795
                                                 ------------
    TOTAL INDEX 500 STOCK
      PORTFOLIO (COST $713,039)^                 $ 1,152,781
                                                 ------------

ADR-American Depository Receipt
*Non-Income Producing.
+Partially held by the custodian in a segregated account as collateral for open futures positions. Information regarding open futures contracts as of December 31, 1997 is summarized below:

                                                 UNREALIZED
                      NUMBER OF    EXPIRATION   APPRECIATION
ISSUER                CONTRACTS       DATE         (000'S)
--------------------  ----------  ------------  -------------
S&P 500 Stock Index      214       March 1998        669

^At December 31, 1997, the aggregate cost of securities for federal income tax purposes was $713,085 and the net unrealized appreciation of investments based on that cost was $439,696 which is comprised of $449,824 aggregate gross unrealized appreciation and $10,128 aggregate gross unrealized depreciation.

    The Accompanying Notes are an Integral Part of the Financial Statements

Balanced Portfolio
NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1997

                                                 MARKET VALUE
BONDS (33.39%)                      SHARES/PAR     (000'S)
-------------------------------------------------------------
CORPORATE BONDS (9.52%)
AEROSPACE AND DEFENSE (0.27%)
Lockheed Corporation, 6.75%,
 3/15/03                              3,000,000  $     3,055
Northrop Grumman Corporation,
 7.75%, 3/1/16                        4,000,000        4,385
                                                 ------------
    TOTAL                                              7,440
                                                 ------------
AUTO-RELATED (0.16%)
Hertz Corp., 9.04%, 6/14/00           4,100,000        4,373
                                                 ------------
BANK HOLDING COMPANIES (0.74%)
BT Institutional Capital Trust,
 7.75%, 12/01/26                      1,000,000        1,020
BT Preferred Capital Trust II,
 7.875%, 2/25/27                      6,000,000        6,228
First Union Institutional Capital
 II, 7.85%, 1/1/27                    3,750,000        3,950
J.P. Morgan Capital Trust, 7.54%,
 01/15/27                             1,315,000        1,363
Security Capital Industrial Trust,
 7.3%, 5/15/01                        8,000,000        8,007
                                                 ------------
    TOTAL                                             20,568
                                                 ------------
CHEMICALS AND ALLIED PRODUCTS (0.46%)
Dow Cap B.V., 8.5%, 6/8/10            8,200,000        9,489
Nova Chemicals Ltd., 7.25%,
 8/15/28                              3,000,000        3,246
                                                 ------------
    TOTAL                                             12,735
                                                 ------------
COMMUNICATIONS (0.75%)
Panamasat, 0%, 08/01/03               2,100,000        2,119
Tele Communications, Inc., 7.375%,
 2/15/00                              8,000,000        8,155
U.S. West Capital Funding Inc.,
 7.9%, 2/1/27                         4,000,000        4,335
WorldCom, Inc., 7.75%, 4/1/07         5,500,000        6,074
                                                 ------------
    TOTAL                                             20,683
                                                 ------------
CONSTRUCTION MACHINERY (0.09%)
Bufete Industrial SA ADS, 11.375%,
 7/15/99 (144a)                       2,500,000        2,575
                                                 ------------
DIVERSIFIED/CONGLOMERATE (0.15%)
Hutchison Whampoa Finance (C)
 Limited, 6.988%, 08/01/37 (144A)     4,500,000        4,185
                                                 ------------
DURABLE GOODS (0.23%)
Tata Engineering & Locomotive,
 7.875%, 07/15/07                     6,500,000        6,463
                                                 ------------
ELECTRIC SERVICES (2.48%)
Columbia Gas System Inc., 7.32%,
 11/28/10                             7,571,000        7,864
Commonwealth Edison Co., 6.5%,
 4/15/00                              4,000,000        4,021

                                                 MARKET VALUE
BONDS (33.39%)                      SHARES/PAR     (000'S)
-------------------------------------------------------------
ELECTRIC SERVICES (CONTINUED)
Dayton Power & Light Company,
 8.15%, 1/15/26                       5,750,000  $     6,368
Long Island Lighting Co., 8.625%,
 4/15/04                              2,700,000        2,726
Long Island Lighting Co., 9.625%,
 7/1/24                               1,500,000        1,544
Ohio Edison Company, 7.375%,
 9/15/02                              3,665,000        3,795
Pacific Gas & Electric Co., 7.25%,
 3/1/26                               9,050,000        9,413
PECO Energy Company, 7.75%, 3/1/23    8,850,000        9,225
Public Service Electric And Gas
 Co., 6.875%, 1/1/03                  9,000,000        9,235
Southern California Edison Co.,
 7.25%, 3/1/26                       10,000,000       10,334
Texas Utilities Electric Co.,
 7.875%, 3/1/23                       4,000,000        4,272
                                                 ------------
    TOTAL                                             68,797
                                                 ------------
ENERGY (0.47%)
Barrett Resources Corporation,
 7.55%, 2/01/07                       5,000,000        5,186
Camuzzi Gas, 9.25%, 12/15/01          3,750,000        3,797
YPF Sociedad , 7.75%, 08/27/07        4,000,000        4,081
                                                 ------------
    TOTAL                                             13,064
                                                 ------------
FINANCE (0.68%)
Associates Corp. of North America,
 7.95%, 2/15/10                       5,550,000        6,267
Crown Cork & Seal Finance Plc,
 6.75%, 12/15/03                      8,000,000        8,180
Industrial Credit & Investment
 Corporation (144A), 7.55%,
 08/15/07                             5,000,000        4,450
                                                 ------------
    TOTAL                                             18,897
                                                 ------------
FOOD AND BEVERAGE (0.40%)
Coca Cola Enterprises, Inc., 8%,
 1/4/05                              10,000,000       11,003
                                                 ------------
GENERAL MERCHANDISE STORES (0.35%)
May Department Stores Company,
 7.45%, 10/15/16                      4,000,000        4,286
Polysindo International, 11.375%,
 06/15/06                             6,500,000        5,330
                                                 ------------
    TOTAL                                              9,616
                                                 ------------
INSTRUMENTS AND RELATED PRODUCTS (0.06%)
Raytheon Company, 7.2%, 08/15/27      1,500,000        1,550
                                                 ------------
MOTION PICTURE (1.01%)
News America Holdings Inc., 7.5%,
 3/1/00                               6,500,000        6,651

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1997

                                                 MARKET VALUE
BONDS (33.39%)                      SHARES/PAR     (000'S)
-------------------------------------------------------------
MOTION PICTURE (CONTINUED)
News America Holdings Inc., 8.45%,
 8/1/34                              10,000,000  $    12,120
Time Warner Entertainment Inc.,
 7.25%, 9/1/08                        4,000,000        4,157
Time Warner Entertainment Inc.,
 8.375%, 3/15/23                      3,000,000        3,422
Time Warner Entertainment Inc.,
 8.375%, 7/15/33                      1,500,000        1,717
                                                 ------------
    TOTAL                                             28,067
                                                 ------------
MOTOR VEHICLES (0.47%)
General Motors Acceptance Corp.,
 6.625%, 10/1/02                      5,000,000        5,075
General Motors Corporation, 8.8%,
 3/1/21                               6,500,000        8,058
                                                 ------------
    TOTAL                                             13,133
                                                 ------------
PAPER AND ALLIED PRODUCTS (0.12%)
Grupo Industrial Durango, 12.625%,
 8/1/03                               3,000,000        3,368
                                                 ------------
TECHNOLOGY (0.11%)
International Business Machines,
 6.22%, 08/01/27                      3,000,000        3,051
                                                 ------------
TOBACCO(0.38%)
Philip Morris Companies, 9.25%,
 2/15/00                              1,000,000        1,059
Philip Morris Companies, 7.25%,
 1/15/03                              5,000,000        5,161
RJR Nabisco Inc., 8.625%, 12/1/02     4,000,000        4,255
                                                 ------------
    TOTAL                                             10,475
                                                 ------------
UTILITY (0.14%)
Atlantic City Electric Company,
 6.625%, 8/1/13                       4,000,000        3,974
                                                 ------------
    TOTAL CORPORATE BONDS                            264,017
                                                 ------------
GOVERNMENT AND AGENCY RELATED BONDS (15.96%)
FOREIGN GOVERNMENT BONDS (1.55%)
Bonos Del Tesoro, 8.75%, 05/09/02     1,000,000          948
Federal Home Loan Mortgage
 Corporation, 7%, 06/15/03            7,250,000        7,403
Fidiecomisco Petacalco, 10.16%,
 12/23/09                             5,000,000        5,113
Ministry Finance Russia, 10%,
 06/26/07                             5,000,000        4,633
Peru Flirb Reduction Bond, 3.25%,
 03/07/17                             2,100,000        1,244
Poland, 12%, 10/12/01                23,000,000        4,857
Poland, 12%, 02/12/03                11,000,000        2,264
Poland, 14%, 02/12/00                 9,500,000        2,286
Poland - Bear- PDI, 4%, 10/27/14      3,000,000        2,591
                                                 MARKET VALUE
BONDS (33.39%)                      SHARES/PAR     (000'S)
-------------------------------------------------------------
FOREIGN GOVERNMENT BONDS (CONTINUED)
Province of Quebec, 6.5%, 1/17/06     7,500,000  $     7,534
Russian Interest Notes, 6.718%,
 12/02/15                             5,800,000        4,075
                                                 ------------
    TOTAL                                             42,948
                                                 ------------
FEDERAL GOVERNMENT AND AGENCIES (14.41%)
Federal Home Loan Mortgage Corp.,
 6.5%, 04/01/11                      20,988,207       21,040
Federal Home Loan Mortgage Corp.,
 7.5%, 10/01/26                      32,418,032       33,212
Federal National Mortgage Assoc.,
 6.24%, 02/01/06                      4,960,703        4,936
Federal National Mortgage Assoc.,
 6.315%, 03/01/06                     5,235,418        5,232
Federal National Mortgage Assoc.,
 6.5%, 09/25/05                       6,342,982        6,402
Federal National Mortgage Assoc.,
 6.75%, 12/25/23                      6,500,000        6,508
Federal National Mortgage Assoc.,
 6.75%, 11/01/07                      3,122,685        3,206
Federal National Mortgage Assoc.,
 6.834%, 07/01/03                     3,250,147        3,330
Federal National Mortgage Assoc.,
 6.895%, 05/01/06                     6,113,540        6,334
Federal National Mortgage Assoc.,
 6.9%, 04/01/06                       2,464,064        2,553
Federal National Mortgage Assoc.,
 6.96%, 10/01/07                      4,493,767        4,678
Federal National Mortgage Assoc.,
 7%, 4/1/26                          25,426,394       25,662
Federal National Mortgage Assoc.,
 7%, 6/1/03                           6,054,193        6,141
Federal National Mortgage Assoc.,
 7%, 6/25/10                          8,070,000        8,224
Federal National Mortgage Assoc.,
 7.025%, 09/01/05                     1,961,198        2,035
Federal National Mortgage Assoc.,
 7.045%, 08/01/05                     7,746,629        8,037
Federal National Mortgage Assoc.,
 7.12%, 11/01/03                        991,264        1,031
Federal National Mortgage Assoc.,
 7.23%, 01/25/22                      8,000,000        8,324
Federal National Mortgage Assoc.,
 7.25%, 05/01/04                      1,581,604        1,659
Federal National Mortgage Assoc.,
 8.4%, 05/01/04                      10,910,000       12,028
Federal National Mortgage Assoc.,
 11%, 09/01/17                        2,631,261        2,987
Federal National Mortgage Assoc.,
 11%, 12/01/12                          320,460          359

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1997

                                                 MARKET VALUE
BONDS (33.39%)                      SHARES/PAR     (000'S)
-------------------------------------------------------------
FEDERAL GOVERNMENT AND AGENCIES (CONTINUED)
Federal National Mortgage Assoc.,
 11%, 12/01/17                          427,702  $       486
Federal National Mortgage Assoc.,
 12%, 09/01/17                          886,015        1,031
Federal National Mortgage Assoc.,
 12%, 09/01/12                        2,822,655        3,250
Federal National Mortgage Assoc.,
 12%, 10/01/17                        1,304,464        1,518
Federal National Mortgage Assoc.,
 12%, 12/01/12                          465,908          537
Federal National Mortgage Assoc.,
 12%, 12/01/17                          665,138          774
Federal National Mortgage Assoc.,
 13%, 11/01/12                          480,018          562
Federal National Mortgage Assoc.,
 13%, 11/01/17                          901,559        1,067
Federal National Mortgage Assoc.,
 13%, 12/01/17                          503,209          593
Federal National Mortgage Assoc.,
 14%, 12/01/17                          353,763          420
Government National Mortgage
 Assoc., 7%, 10/15/23                   502,565          509
Government National Mortgage
 Assoc., 7%, 11/15/23                 1,799,663        1,820
Government National Mortgage
 Assoc., 7%, 5/15/23                 13,915,346       14,069
Government National Mortgage
 Assoc., 7%, 6/15/23                    912,800          923
Government National Mortgage
 Assoc., 7%, 7/15/23                  1,373,633        1,389
Government National Mortgage
 Assoc., 7%, 8/15/23                     25,972           26
Government National Mortgage
 Assoc., 7%, 9/15/23                    693,574          701
Government National Mortgage
 Assoc., 7.5%, 1/15/24                1,080,658        1,109
Government National Mortgage
 Assoc., 7.5%, 11/15/24                 890,253          914
Government National Mortgage
 Assoc., 7.5%, 2/15/24                1,366,102        1,402
Government National Mortgage
 Assoc., 7.5%, 3/15/24                1,348,240        1,384
Government National Mortgage
 Assoc., 7.5%, 4/15/24                  799,316          821
Government National Mortgage
 Assoc., 7.5%, 5/15/24                3,099,297        3,182
Government National Mortgage
 Assoc., 7.5%, 6/15/24                1,321,928        1,357
Government National Mortgage
 Assoc., 7.5%, 8/15/24                3,545,164        3,640
Government National Mortgage
 Assoc., 8.5%, 1/15/25                  163,742          173
                                                 MARKET VALUE
BONDS (33.39%)                      SHARES/PAR     (000'S)
-------------------------------------------------------------
FEDERAL GOVERNMENT AND AGENCIES (CONTINUED)
Government National Mortgage
 Assoc., 8.5%, 12/15/22                  42,227  $        48
Government National Mortgage
 Assoc., 8.5%, 12/15/24                  20,974           22
Government National Mortgage
 Assoc., 8.5%, 11/15/25                  20,178           22
Government National Mortgage
 Assoc., 8.5%, 1/15/26                  630,722          662
Government National Mortgage
 Assoc., 8.5%, 10/15/22                 234,286          249
Government National Mortgage
 Assoc., 8.5%, 11/15/24                 181,746          192
Government National Mortgage
 Assoc., 8.5%, 2/15/25                  162,822          173
Government National Mortgage
 Assoc., 8.5%, 2/15/26                   37,406           39
Government National Mortgage
 Assoc., 8.5%, 3/15/26                   33,693           34
Government National Mortgage
 Assoc., 8.5%, 4/15/26                2,222,633        2,337
Government National Mortgage
 Assoc., 8.5%, 5/15/22                    7,200            8
Government National Mortgage
 Assoc., 8.5%, 5/15/26                2,984,211        3,135
Government National Mortgage
 Assoc., 8.5%, 6/15/24                   19,823           21
Government National Mortgage
 Assoc., 8.5%, 7/15/21                  127,832          136
Government National Mortgage
 Assoc., 8.5%, 7/15/24                  304,738          322
Government National Mortgage
 Assoc., 8.5%, 8/15/24                  117,792          125
Government National Mortgage
 Assoc., 8.5%, 9/15/21                  143,829          153
Government National Mortgage
 Assoc., 8.5%, 9/15/22                  187,022          199
Government National Mortgage
 Assoc., 8.5%, 9/15/24                  239,149          253
U.S. Treasury, 7.25%, 08/15/04        6,000,000        6,486
U.S. Treasury, 6.375%, 5/15/99       45,600,000       46,013
U.S. Treasury, 6.375%, 8/15/27        8,500,000        8,962
U.S. Treasury, 6.625%, 2/15/27       23,000,000       24,962
U.S. Treasury, 6.625%, 5/15/07       45,000,000       47,644
U.S. Treasury, 6.75%, 8/15/26        24,850,000       27,358
U.S. Treasury, 6.125%, 8/15/07        3,500,000        3,597
U.S. Treasury, 6%, 7/31/02            9,000,000        9,096
                                                 ------------
    TOTAL                                            399,823
                                                 ------------
    TOTAL GOVERNMENT BONDS                           442,771
                                                 ------------

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1997

                                                 MARKET VALUE
BONDS (33.39%)                      SHARES/PAR     (000'S)
-------------------------------------------------------------
MORTGAGE/ASSET BACKED SECURITIES (7.66%)
AUTO-RELATED (0.93%)
Eaglemark Trust, 6.75%, 11/15/02
 (144a)                               5,093,956  $     5,136
Team Fleet Financing Corporation,
 6.65%, 12/15/02 (144a)              11,800,000       11,945
Team Fleet Financing Corporation,
 7.35%, 5/15/03 (144a)                3,000,000        3,118
CIT RV Trust, 6.25%, 1/15/11          3,009,955        3,016
Daimler-Benz Vehicle Trust, 5.85%,
 7/20/03                              2,554,960        2,552
                                                 ------------
                                                      25,767
                                                 ------------
CREDIT CARD (0.90%)
Charming Shoppes Master Trust, 7%,
 4/15/03                              5,000,000        5,056
Iroquis Trust, 6.68%, 11/10/03       15,000,000       15,028
Iroquis Trust, 6.752%, 06/25/07       4,750,000        4,766
                                                 ------------
                                                      24,850
                                                 ------------
MANUFACTURED HOUSING (0.09%)
Vanderbilt Mortgage and Finance,
 Inc., 7.19%, 02/07/14                2,500,000        2,596
                                                 ------------
COMMERCIAL MORTGAGES (5.03%)
Asset Securitization Corporation -
 Class CS1, 1.257%, 11/13/26 IO      28,051,849        1,162
Asset Securitization Corporation -
 Class PS1, 1.367%, 02/14/41 IO      22,708,826        2,466
BankBoston Marine Asset Backed
 Trust - Class A6, 6.64%, 08/15/10    7,000,000        7,127
Chase Commercial Mortgage
 Securities Corp. - Class B, 6.6%,
 12/12/29                             8,500,000        8,563
Chase Commercial Mortgage
 Securities Corp. - Class A2,
 6.6%, 12/12/29                       2,500,000        2,500
Chase Commercial Mortgage
 Securities Corp. - Class D,
 7.37%, 6/19/29                       2,000,000        2,053
Citibank Credit Card Master Trust
 I - Class A, 0%, 08/15/06           17,000,000       11,219
Commercial Mortgage Acceptance
 Corporation - Class B, 6.647%,
 12/15/30                             2,500,000        2,495
Credit Suisse First Boston
 Mortgage Securities Corp. - Class
 D, 9.5914%, 4/25/25 (144a)           2,047,000        2,368
Credit Suisse First Boston
 Mortgage Securities Corp. - Class
 B, 9.5914%, 4/25/25 (144a)           3,000,000        3,550
Credit Suisse First Boston
 Mortgage Securities Corp. - Class
 A2, 7.26%, 6/20/29 (144a)            3,224,865        3,340
                                                 MARKET VALUE
BONDS (33.39%)                      SHARES/PAR     (000'S)
-------------------------------------------------------------
COMMERCIAL MORTGAGES (CONTINUED)
Credit Suisse First Boston
 Mortgage Securities Corp. - Class
 B, 7.28%, 6/20/29 (144a)             3,250,000  $     3,304
Credit Suisse First Boston
 Mortgage Securities Corp. - Class
 D, 7.46%, 6/20/29 (144a)             6,000,000        6,015
DLJ Mortgage Acceptance
 Corporation - Class A1B, 7.29%,
 11/12/21                             5,500,000        5,760
First Union-Lehman Brothers
 Commercial Mortgage Trust - Class
 C2, 7.02%, 11/18/29                 10,500,000       10,591
First Union-Lehman Brothers
 Commercial Mortgage Trust - Class
 C1, 7.44%, 4/18/29                   2,500,000        2,657
First Union-Lehman Brothers
 Commercial Mortgage Trust - Class
 IO, 1.307%, 4/18/29 IO              37,374,508        2,920
Fleetwood Credit Corporation
 Grantor Trust - Class A, 6.4%,
 05/15/13                             3,305,852        3,330
GMAC Commercial Mortgage
 Securities, Inc. - Class C,
 7.81%, 10/15/11 (144a)               7,000,000        7,346
Kmart CMBS Financing, Inc. - Class
 D, 6.725%, 03/01/07 (144a)           4,500,000        4,500
Kmart CMBS Financing, Inc. - Class
 C, 6.325%, 03/01/07 (144a)           3,500,000        3,491
LB Commercial Conduit Mortgage
 Trust, 1.248%, 10/25/26 IO         127,014,625        8,108
LB Commercial Conduit Mortgage
 Trust - Class A3, 8.396%,
 01/20/17                             8,575,201        9,809
Merrill Lynch Mortgage Investors,
 Inc. - Class C, 7.12%, 06/18/29      6,000,000        6,198
Merrill Lynch Mortgage Investors,
 Inc. - Class E, 8.097%, 06/25/22     2,000,000        2,110
Merrill Lynch Mortgage Investors,
 Inc. - Class C, 8.879%, 11/25/20     5,845,000        6,023
Midland Realty Acceptance Corp. -
 Class AEC, 1.389%, 1/25/29 (144a)
 IO                                  29,304,058        2,289
NationsBank Lease Pass Thru Trust
 - Class 1, 7.442%, 1/10/11 (144a)    2,000,000        2,089
Nations Credit Grantor Trust -
 Class A1, 6.35%, 12/15/04            2,859,385        2,865
Red Mountain Funding LLC - Class
 E, 7.365%, 01/15/19                  1,500,000        1,533

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1997

                                                 MARKET VALUE
BONDS (33.39%)                      SHARES/PAR     (000'S)
-------------------------------------------------------------
COMMERCIAL MORTGAGES (CONTINUED)
Red Mountain Funding LLC - Class
 F, 7.471%, 01/15/19                  1,800,000  $     1,771
                                                 ------------
                                                     139,552
                                                 ------------
OTHER ASSET BACKED (0.28%)
Greentree Recreation & Consumer
 Trust, 6.49%, 05/15/00               3,733,988        3,750
Newcourt Equipment, 6.764%,
 09/20/04                             2,238,561        2,248
Newcourt Equipment, 7.734%,
 09/20/04                             1,790,849        1,798
                                                 ------------
                                                       7,796
                                                 ------------
RESIDENTIAL MORTGAGES(0.43%)
BCF L L C Mortgage Pass Thru
 Certificate, 7.75%, 3/25/37
 (144a)                               4,946,885        4,993
Rural Housing Trust, 6.33%, 4/1/26    7,054,500        6,993
                                                 ------------
                                                      11,986
                                                 ------------
    TOTAL MORTGAGE/ASSET BACKED
     SECURITIES                                      212,547
                                                 ------------
MUNICIPAL BONDS(0.25%)
New Jersey Economic Development
 Authority, 0.00%, 2/15/25           17,000,000        2,853
New Jersey Economic Development
 Authority, 0.00%, 2/15/26           11,000,000        1,724
New Jersey Economic Development
 Authority, 7.425%, 2/15/29           2,250,000        2,465
                                                 ------------
    TOTAL MUNICIPAL BONDS                              7,042
                                                 ------------
    TOTAL BONDS                                      926,377
                                                 ------------
COMMON STOCK (55.04%)
-------------------------------------------------------------
BASIC MATERIALS (2.52%)
Air Products & Chemicals, Inc.           22,200  $     1,826
Alcan Aluminum Limited                   45,900        1,268
Allegheny Teledyne, Inc                  35,562          920
Aluminum Co. of America                  35,200        2,477
Archer Daniels Midland Company          113,273        2,456
*Armco, Inc.                             21,700          107
ASARCO, Inc.                              8,500          191
B.F. Goodrich Company                    10,900          452
Barrick Gold Corporation                 75,400        1,404
Battle Mountain Gold Company             46,500          273
Bemis Company, Inc.                      10,700          471
*Bethlehem Steel Corporation             22,800          196
Boise Cascade Corporation                11,300          342
Champion International                   19,400          879
Cyprus Minerals Co.                      18,900          291
Dow Chemical Company                     46,100        4,679
                                                    MARKET
                                                    VALUE
COMMON STOCK (55.04%)               SHARES/PAR     (000'S)
-------------------------------------------------------------
BASIC MATERIALS (CONTINUED)
E.I. du Pont de Nemours & Co.           228,800  $    13,742
Eastman Chemical Company                 15,875          945
*Echo Bay Mines Limited Co.              28,200           69
Ecolab, Inc.                             13,100          726
Engelhard Corp.                          29,200          507
*FMC Corporation                          7,500          505
Freeport-McMoRan Copper & Gold,
 Inc.                                    40,200          633
*Georgia Pac Corp.(Timber Group)         18,600          422
Georgia Pacific Corp.                    18,500        1,124
Great Lakes Chemical                     12,100          543
Hercules, Inc.                           20,000        1,001
Homestake Mining Company                 29,700          264
Inco Limited                             33,800          575
Inland Steel Industries, Inc.             9,900          170
International Flavors &
 Fragrances, Inc.                        22,100        1,138
International Paper Company              61,200        2,639
Louisiana Pacific Corporation            22,100          420
Mead Corp.                               21,200          594
Monsanto Company                        119,300        5,011
Morton International, Inc.               26,900          925
Nalco Chemical Company                   13,500          534
Newmont Mining Corporation               31,630          929
Nucor Corp.                              17,800          860
Phelps Dodge Corporation                 12,200          759
Pioneer Hi-Bred International            13,300        1,426
Placer Dome, Inc.                        48,500          615
Potlatch Corporation                      5,800          249
PPG Industries, Inc.                     36,300        2,074
Praxair                                  32,000        1,440
Reynolds Metals Company                  14,900          894
Rohm & Haas Company                      12,500        1,197
Sigma-Aldrich Corp.                      20,300          807
*Stone Container Corporation             20,100          210
Temple-Inland Inc.                       11,500          602
Union Camp Corporation                   14,000          752
Union Carbide Corporation                25,100        1,078
USX-US Steel, Inc.                       17,300          541
W.R. Grace & Co.                         14,700        1,182
Westvaco Corporation                     20,650          649
Weyerhaeuser Company                     40,300        1,977
Willamette Industries, Inc.              22,500          724
Worthington Industries                   19,600          323
                                                 ------------
    TOTAL                                             70,007
                                                 ------------
CAPITAL GOODS (5.10%)
Aeroquip-Vickers, Inc.                    5,700          280
AlliedSignal, Inc.                      114,500        4,458
AMP, Inc.                                44,436        1,866
Avery Dennison Corp.                     20,900          935
Ball Corporation                          6,100          215

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1997

                                                    MARKET
                                                    VALUE
COMMON STOCK (55.04%)               SHARES/PAR     (000'S)
-------------------------------------------------------------
CAPITAL GOODS (CONTINUED)
Boeing Company                          202,618  $     9,916
Briggs & Stratton Corporation             5,100          248
Browning-Ferris Industries, Inc.         40,000        1,480
Case Corporation                         15,100          913
Caterpillar, Inc.                        76,200        3,700
Cincinnati Milacron, Inc.                 8,100          210
Cooper Industries, Inc.                  24,700        1,210
Corning, Inc.                            46,700        1,734
Crane Co.                                 9,250          401
Crown Cork & Seal, Inc.                  26,000        1,303
Cummins Engine Company, Inc.              7,700          455
Deere & Company                          51,000        2,974
Dover Corporation                        45,000        1,626
Eaton Corporation                        15,600        1,392
Emerson Electric Company                 89,700        5,062
Fluor Corporation                        17,000          635
Foster Wheeler Corporation                8,200          222
General Dynamics Corporation             12,600        1,089
General Electric Company                662,400       48,604
General Signal Corporation               10,200          430
Harnischfeger Industries, Inc.           10,000          353
Honeywell, Inc.                          25,800        1,767
Illinois Tool Works, Inc.                50,500        3,036
Ingersoll-Rand Company                   33,550        1,359
Johnson Controls, Inc.                   16,900          807
Lockheed Martin Corporation              39,261        3,867
McDermott International, Inc.            11,200          410
Millipore Corp.                           8,800          299
Minnesota Mining & Manufacturing
 Co.                                     84,100        6,901
Moore Corporation Ltd.                   17,873          270
NACCO Industries, Inc.                    1,600          172
National Service Industries, Inc.         9,100          451
*Navistar International Corp.            14,770          366
Northrop Grumman Corporation             13,500        1,553
*Owens-Illinois, Inc.                    28,400        1,077
PACCAR, Inc.                             15,790          829
Pall Corporation                         25,766          533
Parker-Hannifin Corporation              22,600        1,037
Pitney Bowes, Inc.                       29,200        2,626
Raychem Corp.                            17,700          762
Raytheon Company-Class A                  9,437          465
Raytheon Company-Class B                 47,800        2,414
Rockwell International Corporation       42,200        2,205
Tenneco, Inc.                            34,400        1,359
Textron, Inc.                            33,400        2,088
*Thermo Electron Corporation             30,400        1,353
Thomas & Betts Corporation               11,100          524
Timken Company                           12,700          437
Tyco International Ltd.                 107,800        4,858
United Technologies Corp.                47,600        3,466
                                                    MARKET
                                                    VALUE
COMMON STOCK (55.04%)               SHARES/PAR     (000'S)
-------------------------------------------------------------
CAPITAL GOODS (CONTINUED)
Waste Management, Inc.                   91,700  $     2,522
                                                 ------------
    TOTAL                                            141,524
                                                 ------------
COMMUNICATION SERVICES (3.82%)
*Airtouch Communications, Inc.          101,900        4,235
ALLTEL Corporation                       37,800        1,552
Ameritech Corporation                   111,300        8,960
AT&T Corporation                        328,700       20,133
Bell Atlantic Corporation               157,090       14,295
Bellsouth Corporation                   200,600       11,296
Frontier Corporation                     33,200          799
GTE Corporation                         193,500       10,110
MCI Communications Corporation          140,000        5,994
SBC Communications, Inc.                184,887       13,543
Sprint Corporation                       87,100        5,106
U S WEST Communications Group            97,000        4,377
*WorldCom, Inc.                         182,500        5,521
                                                 ------------
    TOTAL                                            105,921
                                                 ------------
CONSUMER CYCLICAL (5.19%)
American Greetings Corp.                 15,200          595
Armstrong World Industries, Inc.          8,200          613
*AutoZone, Inc.                          30,600          887
Black & Decker Corporation               19,100          746
Brunswick Corporation                    20,100          609
*Cendant Corporation                    160,254        5,509
Centex Corporation                        5,900          371
*Charming Shoppes, Inc.                  21,400          100
Chrysler Corporation                    136,500        4,803
Circuit City Stores, Inc.                19,900          708
Cognizant Corp.                          33,200        1,479
Cooper Tire & Rubber Company             15,900          388
*Costco Companies, Inc.                  42,951        1,917
Dana Corporation                         21,100        1,002
Dayton Hudson Corporation                44,000        2,970
Dillard's, Inc.                          22,600          797
Dow Jones & Company, Inc.                19,400        1,042
Dun & Bradstreet Corporation             34,500        1,067
Echlin, Inc.                             12,800          463
*Federated Department Stores, Inc.       42,300        1,822
Fleetwood Enterprises, Inc.               7,300          310
Ford Motor Company                      241,700       11,768
*Fruit of the Loom, Inc.                 14,800          379
Gannett Company, Inc.                    57,300        3,542
General Motors Corp.                    147,500        8,942
Genuine Parts Company                    36,475        1,238
Giant Food, Inc.                         12,100          408
Goodyear Tire & Rubber Company           31,600        2,011
H & R Block, Inc.                        21,100          946
Harcourt General                         14,300          783

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1997

                                                    MARKET
                                                    VALUE
COMMON STOCK (55.04%)               SHARES/PAR     (000'S)
-------------------------------------------------------------
CONSUMER CYCLICAL (CONTINUED)
*Harrahs Entertainment                   20,400  $       385
Hasbro, Inc.                             25,650          808
Hilton Hotels Corporation                50,600        1,505
Home Depot, Inc.                        147,699        8,696
Interpublic Group of Cos., Inc.          25,200        1,255
*ITT Corp.                               23,600        1,956
ITT Industries, Inc.                     24,000          753
J.C. Penney Company, Inc.                50,400        3,040
Jostens, Inc.                             7,900          182
*K Mart Corporation                      98,500        1,139
Kaufman & Broad Home Corp.                7,900          177
Knight-Ridder, Inc.                      17,700          920
Laidlaw Transportation Limited           66,500          906
Liz Claiborne, Inc.                      14,200          594
Lowe's Companies, Inc.                   35,200        1,679
Marriott International                   25,700        1,780
Masco Corporation                        33,400        1,699
Mattel, Inc.                             58,760        2,189
May Department Stores Company            47,100        2,482
Maytag Corporation                       19,900          743
McGraw-Hill Companies, Inc.              20,000        1,480
Mercantile Stores Company                 7,400          450
Meredith Corporation                     10,800          385
*Mirage Resorts, Inc.                    36,200          824
New York Times Company                   19,400        1,283
Nike, Inc.                               58,400        2,292
Nordstrom, Inc.                          15,600          942
Owens Corning Fiberglass Corp.           10,800          369
Pep Boys - Manny, Moe & Jack             12,800          306
Pulte Corporation                         4,300          180
*Reebok International Ltd.               11,400          328
Russell Corp.                             7,400          197
Sears Roebuck & Co.                      79,200        3,584
Service Corporation International        50,900        1,880
Sherwin-Williams Company                 34,900          968
Snap-On, Inc.                            12,350          539
Springs Industries, Inc.                  4,100          213
Tandy Corporation                        21,400          825
The Gap, Inc.                            81,300        2,881
The Limited, Inc.                        54,900        1,400
The Stanley Works                        18,000          849
Times Mirror Company                     19,400        1,193
TJX Companies, Inc.                      33,000        1,134
*Toys R Us, Inc.                         57,700        1,814
Tribune Company                          24,800        1,544
TRW, Inc.                                24,900        1,329
VF Corporation                           25,400        1,166
Viacom Incorporated                      71,356        2,956
Wal-Mart Stores, Inc.                   458,200       18,070
Whirlpool Corporation                    15,100          830
                                                    MARKET
                                                    VALUE
COMMON STOCK (55.04%)               SHARES/PAR     (000'S)
-------------------------------------------------------------
CONSUMER CYCLICAL (CONTINUED)
*Woolworth Corp.                         27,300  $       556
                                                 ------------
    TOTAL                                            143,870
                                                 ------------
CONSUMER STAPLES (8.45%)
Adolph Coors Co.                          7,500          249
Alberto-Culver Company                   11,400          366
Albertson's, Inc.                        49,700        2,355
American Stores Co.                      55,100        1,133
Anheuser-Busch Companies, Inc.           99,500        4,378
Avon Products, Inc.                      26,800        1,645
Campbell Soup Company                    93,100        5,411
Cardinal Health, Inc.                    22,000        1,653
CBS Corp.                               142,800        4,204
*Clear Channel Communications,
 Inc.                                    19,800        1,573
Clorox Company                           20,900        1,652
Colgate-Palmolive Co.                    59,900        4,403
Comcast Corp.                            70,550        2,227
Conagra, Inc.                            95,700        3,140
CPC International Corp.                  29,100        3,136
CVS Corporation                          34,800        2,229
Darden Restaurant, Inc.                  31,000          388
Deluxe Corp.                             16,700          576
Fleming Companies, Inc.                   7,600          102
Fort James Corporation                   38,200        1,461
Fortune Brands, Inc.                     34,700        1,286
General Mills, Inc.                      32,400        2,321
Gillette Company                        113,300       11,380
Great Atlantic & Pacific Tea Co.,
 Inc.                                     7,700          229
H.J. Heinz Company                       74,750        3,798
Hershey Foods Corp.                      28,900        1,790
John H. Harland Company                   6,300          132
Kellogg Company                          83,500        4,144
Kimberly-Clark Corporation              112,632        5,554
*King World Productions, Inc.             7,400          427
Longs Drug Stores Corp.                   7,900          254
McDonald's Corporation                  139,200        6,647
Newell Co.                               32,200        1,369
PepsiCo, Inc.                           309,700       11,285
Philip Morris Companies, Inc.           490,200       22,212
Procter & Gamble Company                273,300       21,813
Quaker Oats Company                      27,800        1,466
R.R. Donnelley & Sons Company            29,600        1,103
Ralston Purina Group                     21,600        2,007
Rite Aid Corporation                     24,900        1,461
Rubbermaid, Inc.                         30,300          758
Safety-Kleen Corp.                       11,800          324
Sara Lee Corporation                     97,200        5,474
Seagram Company Ltd.                     75,000        2,423
Supervalue, Inc.                         12,300          515
Sysco Corporation                        35,300        1,608

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1997

                                                    MARKET
                                                    VALUE
COMMON STOCK (55.04%)               SHARES/PAR     (000'S)
-------------------------------------------------------------
CONSUMER STAPLES (CONTINUED)
*Tele Communications, Inc.              102,414  $     2,861
The Coca Cola Company                   501,800       33,432
*The Kroger Company                      51,500        1,902
Time Warner, Inc.                       113,300        7,025
*Tricon Global Restaurants               30,990          901
Tupperware                               12,400          345
*U S West Media Group                   122,700        3,543
Unilever N.V.                           129,500        8,085
UST, Inc.                                37,200        1,374
Walgreen Company                         99,600        3,125
Walt Disney Company                     136,636       13,536
Wendy's International, Inc.              26,600          640
Whitman Corp.                            20,500          534
Winn-Dixie Stores, Inc.                  30,100        1,315
Wm. Wrigley Jr. Company                  23,500        1,869
                                                 ------------
    TOTAL                                            234,548
                                                 ------------
ENERGY (4.60%)
Amerada Hess Corporation                 18,600        1,021
Amoco Company                            99,300        8,453
Anadarko Petroleum Corporation           12,100          734
Apache Corporation                       18,300          642
Ashland, Inc.                            15,100          811
Atlantic Richfield Company               64,900        5,200
Baker Hughes, Inc.                       34,100        1,488
Burlington Resource, Inc.                35,675        1,599
Chevron Corp.                           132,500       10,203
Dresser Industries, Inc.                 35,400        1,485
Exxon Corporation                       500,600       30,630
Halliburton Company                      51,300        2,664
Helmerich & Payne, Inc.                   5,100          346
Kerr-McGee Corporation                    9,600          608
Mobil Corporation                       159,000       11,478
Occidental Petroleum Corporation         67,000        1,964
*ORYX Energy Company                     21,300          543
Pennzoil Company                          9,500          635
Phillips Petroleum Company               53,300        2,592
*Rowan Companies, Inc.                   17,500          534
Royal Dutch Petroleum Co., ADR          433,800       23,507
Schlumberger Limited                    100,200        8,066
Sun Company, Inc.                        14,700          618
Texaco, Inc.                            106,900        5,812
Union Pacific Resource Group             51,358        1,245
Unocal Corp.                             50,000        1,940
USX-Marathon Group                       58,300        1,967
*Western Atlas International, Inc.       10,900          806
                                                 ------------
    TOTAL                                            127,591
                                                 ------------
FINANCE (9.45%)
Aetna, Inc.                              30,293        2,138
Allstate Corporation                     88,047        8,001
American Express Company                 94,900        8,470
American General Corporation             50,203        2,714
                                                    MARKET
                                                    VALUE
COMMON STOCK (55.04%)               SHARES/PAR     (000'S)
-------------------------------------------------------------
FINANCE (CONTINUED)
American International Group, Inc.      141,875  $    15,429
Aon Corporation                          33,850        1,984
Banc One Corporation                    117,910        6,404
Bank of New York Company, Inc.           76,800        4,440
BankAmerica Corporation                 141,300       10,315
BankBoston Corporation                   29,500        2,771
Bankers Trust New York Corporation       20,100        2,260
Barnett Banks, Inc.                      40,200        2,889
BB&T Corporation                         15,700        1,006
Beneficial Corporation                   10,800          898
Charles Schwab Corporation               53,550        2,246
Chase Manhattan Corporation              85,724        9,387
CIGNA Corporation                        15,000        2,596
Cincinnati Financial Corp.                6,100          859
Citicorp                                 92,700       11,721
Comerica, Inc.                           21,300        1,922
Conseco, Inc.                            38,000        1,727
Corestates Financial Corp.               41,000        3,283
Countrywide Credit Industries,
 Inc.                                    21,700          930
Fannie Mae                              214,700       12,251
Federal Home Loan Mortgage Corp.        140,600        5,896
Fifth Third Bancorp                      31,150        2,547
First Chicago NBD Corporation            59,805        4,994
First Union Corporation                 127,010        6,509
Fleet Finl Group, Inc.                   50,619        3,793
General Re Corporation                   16,100        3,413
Golden West Financial Corporation        11,500        1,125
Green Tree Financial Corporation         27,500          720
H.F. Ahmanson & Company                  19,700        1,319
Hartford Financial Services Group,
 Inc.                                    23,900        2,236
Household International, Inc.            21,600        2,755
Huntington Bancshares, Inc.              38,700        1,393
J.P. Morgan & Company, Inc.              36,200        4,086
Jefferson-Pilot Corp.                    14,350        1,118
KeyCorp                                  43,900        3,109
Lincoln National Corporation             20,600        1,609
Loews Corp.                              23,300        2,473
Marsh & McLennan Companies, Inc.         34,100        2,543
MBIA, Inc.                               18,100        1,209
MBNA Corp.                              101,355        2,768
Mellon Bank Corporation                  50,900        3,086
Merrill Lynch & Co.                      67,000        4,887
MGIC Investment Corp.                    23,100        1,536
Morgan Stanley, Dean Witter,
 Discover & Co.                         118,780        7,023

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1997

                                                    MARKET
                                                    VALUE
COMMON STOCK (55.04%)               SHARES/PAR     (000'S)
-------------------------------------------------------------
FINANCE (CONTINUED)
National City Corp.                      43,500  $     2,860
NationsBank Corp.                       144,022        8,758
Norwest Corporation                     151,700        5,859
PNC Bank Corp.                           62,100        3,544
Progressive Corporation                  14,600        1,750
Providian Financial Corporation          19,000          859
Republic New York Corporation            11,100        1,267
SAFECO Corp.                             28,200        1,375
St. Paul Companies, Inc.                 17,000        1,395
State Street Corporation                 32,500        1,891
SunAmerica, Inc.                         39,500        1,689
SunTrust Banks, Inc.                     43,300        3,091
Synovus Financial Corporation            35,400        1,159
The Chubb Corporation                    34,900        2,639
Torchmark Corporation                    28,000        1,178
Transamerica Corporation                 12,800        1,363
Travelers Group, Inc.                   231,438       12,469
U.S. Bancorp                             49,529        5,544
UNUM Corporation                         28,200        1,533
USF&G Corp.                              22,400          494
Wachovia Corporation                     41,300        3,350
Washington Mutual, Inc.                  50,680        3,234
Wells Fargo & Company                    17,766        6,030
                                                 ------------
    TOTAL                                            262,119
                                                 ------------
HEALTHCARE (6.12%)
Abbott Laboratories                     155,700       10,208
Allergan, Inc.                           13,100          440
*ALZA Corporation                        17,200          547
American Home Products Corporation      131,200       10,037
*Amgen, Inc.                             53,600        2,901
Bausch & Lomb, Inc.                      11,200          444
Baxter International, Inc.               56,500        2,850
Becton, Dickinson & Company              24,700        1,235
*Beverly Enterprises, Inc.               22,400          291
Biomet, Inc.                             22,500          577
*Boston Scientific Corp.                 39,300        1,803
Bristol-Meyers Squibb Company           201,700       19,086
Brown-Forman Corp.                       14,000          774
C.R. Bard, Inc.                          11,600          363
Columbia/HCA Healthcare
 Corporation                            132,350        3,921
Eli Lilly and Company                   225,100       15,673
Guidant Corp.                            30,000        1,868
*HEALTHSOUTH Corporation                 78,400        2,176
*Humana, Inc.                            33,100          687
Johnson & Johnson                       269,200       17,734
Mallinckrodt, Inc.                       14,800          562
Manor Care, Inc.                         12,900          452
Medtronic, Inc.                          94,600        4,949
Merck & Co., Inc.                       244,400       25,967
                                                    MARKET
                                                    VALUE
COMMON STOCK (55.04%)               SHARES/PAR     (000'S)
-------------------------------------------------------------
HEALTHCARE (CONTINUED)
Pfizer, Inc.                            261,500  $    19,498
Pharmacia & Upjohn, Inc.                102,730        3,762
*Pharmerica, Inc.                        10,194          105
Schering-Plough Corporation             148,200        9,207
*St. Jude Medical, Inc.                  18,550          566
*Tenet Healthcare Corp.                  61,300        2,031
U.S. Surgical Corporation                14,800          433
United Healthcare Corp.                  37,900        1,883
Warner-Lambert Company                   54,900        6,808
                                                 ------------
    TOTAL                                            169,838
                                                 ------------
TECHNOLOGY (7.21%)
*3COM Corporation                        69,700        2,435
Adobe Systems, Inc.                      14,700          606
*Advanced Micro Devices, Inc.            28,500          511
*Andrew Corporation                      18,262          438
*Apple Computer, Inc.                    25,800          339
*Applied Materials, Inc.                 73,800        2,223
Autodesk, Inc.                            9,700          359
Automatic Data Processing, Inc.          59,200        3,633
*Bay Networks                            42,600        1,089
*Cabletron Systems, Inc.                 31,900          479
*Ceridian Corp.                          15,500          710
*Cisco Systems, Inc.                    203,100       11,323
Compaq Computer Corporation             152,990        8,634
Computer Associates International,
 Inc.                                   110,412        5,838
*Computer Sciences Corp.                 15,600        1,303
*Data General Corporation                 9,700          169
*Dell Computer Corp.                     66,900        5,620
*Digital Equipment Corporation           30,900        1,143
*DSC Communications Corp.                23,800          571
Eastman Kodak Company                    65,900        4,008
EG&G, Inc.                                9,300          194
*EMC Corporation                         99,800        2,738
Equifax, Inc.                            30,500        1,081
First Data Corporation                   89,800        2,627
Harris Corporation                       16,100          739
HBO & Company                            40,100        1,925
Hewlett-Packard Company                 210,500       13,156
Ikon Office Solutions                    26,900          757
Intel Corp.                             330,400       23,211
International Business Machines
 Corporation                            198,700       20,777
*KLA-Tencor Corporation                  16,900          653
*LSI Logic Corp.                         28,700          567
Lucent Technologies, Inc.               129,843       10,371
*Micron Technology                       42,600        1,108
*Microsoft Corporation                  242,500       31,343
Motorola, Inc.                          120,400        6,870
*National Semiconductor
 Corporation                             32,700          848

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1997

                                                    MARKET
                                                    VALUE
COMMON STOCK (55.04%)               SHARES/PAR     (000'S)
-------------------------------------------------------------
TECHNOLOGY (CONTINUED)
*NextLevel Systems, inc.                 29,800  $       533
Northern Telecom Limited                 53,000        4,717
*Novell, Inc.                            70,600          530
*Oracle Corporation                     198,250        4,423
*Parametric Technology Company           25,800        1,222
Perkin-Elmer Corporation                  8,900          632
Polaroid Corporation                      9,200          448
Scientific-Atlanta, Inc.                 15,700          263
*Seagate Technology, Inc.                49,500          953
Shared Medical Systems Corp.              5,000          330
*Silicon Graphics                        35,800          445
*Sun Microsystems, Inc.                  74,600        2,975
Tektronix, Inc.                          10,100          401
*Tellabs, Inc.                           36,600        1,935
Texas Instruments, Inc.                  77,600        3,492
*Unisys Corporation                      35,400          491
W.W. Grainger, Inc.                      10,100          982
Xerox Corporation                        65,800        4,857
                                                 ------------
    TOTAL                                            200,025
                                                 ------------
TRANSPORTATION (0.70%)
*AMR Corporation                         18,600        2,390
Burlington Northern Santa Fe             31,433        2,921
Caliber System, Inc.                      7,900          385
CSX Corporation                          44,100        2,381
Delta Air Lines, Inc.                    14,900        1,773
*Federal Express Corp.                   23,300        1,423
Norfolk Southern Corporation             76,300        2,351
Ryder System, Inc.                       15,700          514
Southwest Airlines Co.                   44,300        1,091
Union Pacific Corporation                50,000        3,122
*US Airways Group, Inc.                  18,400        1,150
                                                 ------------
    TOTAL                                             19,501
                                                 ------------
UTILITIES (1.88%)
American Electric Power Co., Inc.        38,300        1,977
Baltimore Gas & Electric Co.             29,900        1,018
Carolina Power & Light Company           30,600        1,299
Central & South West Corporation         42,900        1,161
Cinergy Corporation                      31,905        1,222
Coastal Corp.                            21,400        1,325
Columbia Gas System, Inc.                11,200          880
Consolidated Edison Co. of New
 York                                    47,600        1,952
Consolidated Natural Gas Company         19,300        1,168
Dominion Resources, Inc.                 37,600        1,600
DTE Energy Company                       29,400        1,020
Duke Energy Corp.                        72,771        4,030
Eastern Enterprises                       4,100          185
Edison International                     80,300        2,183
Enron Corp.                              61,900        2,573
Entergy Corporation                      48,800        1,461
                                                    MARKET
                                                    VALUE
COMMON STOCK (55.04%)               SHARES/PAR     (000'S)
-------------------------------------------------------------
UTILITIES (CONTINUED)
Firstenergy Corporation                  46,600  $     1,351
FPL Group, Inc.                          36,800        2,178
GPU, Inc.                                24,400        1,028
Houston Industries, Inc.                 57,726        1,541
*Niagara Mohawk Power Corporation        29,200          307
NICOR, Inc.                               9,800          413
Northern States Power Company            14,900          868
ONEOK, Inc.                               6,200          250
Pacific Enterprises                      16,900          636
PacifiCorp                               59,900        1,636
PECO Energy Company                      45,000        1,091
Peoples Energy Corporation                7,100          280
PG&E Corp.                               88,700        2,700
PP&L Resources, Inc.                     33,400          800
Public Service Enterprise Group,
 Inc.                                    46,900        1,486
Sonat, Inc.                              17,300          791
Southern Company                        138,600        3,586
Texas Utilities Company                  48,695        2,024
UNICOM Corp.                             43,800        1,347
Union Electric Company                   20,700          895
Williams Companies, Inc.                 64,300        1,825
                                                 ------------
    TOTAL                                             52,087
                                                 ------------
    TOTAL COMMON STOCK                             1,527,031
                                                 ------------
SHORT TERM INVESTMENTS (11.57%)
-------------------------------------------------------------
MONEY MARKET INVESTMENTS (7.81%)
ELECTRIC SERVICES (0.18%)
Pacific Gas & Electric Co.,
 5.375%, 8/1/98                       5,000,000  $     4,987
                                                 ------------
ENERGY (0.04%)
Petroleos Mexicanos, 8%, 7/1/98
 (144a)                               1,000,000        1,005
                                                 ------------
FOREIGN GOVERNMENT (0.32%)
Bonos Del Tesoro, 8%, 12/13/98        3,500,000        3,465
Lukoil, Moscow, 8.4125%, 01/21/98     5,000,000        4,974
Government Trust Credit of Greece,
 8%, 05/15/98                           308,940          311
                                                 ------------
    TOTAL                                              8,750
                                                 ------------
FINANCE (1.79%)
Chrysler Financial Corp., 5.8%,
 02/13/98                            25,000,000       24,827
CIT Group Holdings, 5.85%,
 01/29/98                            25,000,000       24,886
                                                 ------------
    TOTAL                                             49,713
                                                 ------------
GOVERNMENT (0.18%)
+FHLMC Discount Note, 5.61%,
 02/13/98                             5,000,000        4,966
                                                 ------------

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1997

                                                    MARKET
                                                    VALUE
SHORT-TERM INVESTMENTS (11.57%)     SHARES/PAR     (000'S)
-------------------------------------------------------------
PERSONAL CREDIT INSTITUTIONS (3.69%)
Associates Corporation N/A, 6.74%,
 01/02/98                           $ 2,900,000  $     2,899
Beneficial Corporation, 5.83%,
 01/30/98                            25,000,000       24,883
+Ford Motor Credit Company, 5.68%,
 01/28/98                            25,000,000       24,894
+General Electric Capital Corp.,
 5.6%, 02/11/98                      25,000,000       24,841
+General Motors Acceptance Corp.,
 5.72%, 02/25/98                     25,000,000       24,782
                                                 ------------
    TOTAL                                            102,299
                                                 ------------
SHORT TERM BUSINESS CREDIT (1.61%)
IBM Credit Corporation, 5.72%,
 01/14/98                            20,200,000       20,158
+Sears Roebuck Acceptance Corp.,
 5.88%, 01/28/98                     25,000,000       24,890
                                                 ------------
    TOTAL                                             45,048
                                                 ------------
    TOTAL MONEY MARKET INVESTMENTS                   216,768
                                                 ------------
ASSET-BACKED SECURITIES (3.76%)
COMMERCIAL MORTGAGES (0.18%)
BTC Mortgage Investors Trust -
 Class A, 6.255%, 09/01/98            5,000,000        5,000
                                                 ------------
FINANCE LESSORS (3.58%)
Asset Securitization Corporation,
 5.74%, 02/11/98                     25,000,000       24,837
+CIESCO LP, 5.75%, 02/11/98          25,000,000       24,836
Preferred Receivable Fund, 5.93%,
 01/28/98                            25,000,000       24,889

                                                    MARKET
                                                    VALUE
SHORT-TERM INVESTMENTS (11.57%)     SHARES/PAR     (000'S)
-------------------------------------------------------------
FINANCE LESSORS (CONTINUED)

Receivable Capital Trust, 5.91%,
 01/30/98                           $25,000,000  $    24,881
                                                 ------------
    TOTAL                                             99,443
                                                 ------------
    TOTAL ASSET-BACKED SECURITIES                    104,443
                                                 ------------
    TOTAL SHORT TERM INVESTMENTS                     321,211
                                                 ------------
    TOTAL BALANCED PORTFOLIO
      (COST $1,960,305)^                         $ 2,774,619
                                                 ------------
ADR-American Depository Receipts
IO-Interest Only Security
*Non-Income Producing.
+Partially held by the custodian in segregated account as
 collateral for open futures postions. Information regarding open futures contracts as of December 31, 1997 is summarized below:

                                                  UNREALIZED
                      NUMBER OF    EXPIRATION   (DEPRECIATION)
ISSUERS               CONTRACTS       DATE         (000'S)
--------------------  ----------  ------------  --------------
U.S. Treasury Bond       325       March 1998       (198)
S&P 500 Stock Index      194       March 1998       (281)
                                                --------------
    Total                                           (479)

^At December 31, 1997, the aggregate cost of securities for federal income tax purposes was $1,960,613 and the net unrealized appreciation of investments based on that cost was $814,006 which is comprised of $836,528 aggregate gross unrealized appreciation and $22,522 aggregate gross unrealized depreciation.

    The Accompanying Notes are an Integral Part of the Financial Statements

High Yield Bond Portfolio
NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1997

                                                      MARKET
                                                       VALUE
BONDS (72.80%)                         SHARES/PAR     (000'S)
---------------------------------------------------------------
AIRLINES (1.50%)
Kitty Hawks Inc., 9.95%, 11/15/04
 (144a)                                $2,250,000   $    2,261
                                                    -----------
BANKS (0.57%)
First Nationwide Parent Holdings,
 12.50%, 4/15/03                          750,000          853
                                                    -----------
BROADCASTING (4.69%)
Azteca Hldgs S.A. De C.V., 11.00%,
 6/15/02 (144a)                         2,250,000        2,318
+Fox Kids Worldwide, 10.25%, 11/1/07,
 (144a)                                 3,250,000        1,934
+Fox/Liberty Networks LLC, 9.75%,
 8/15/07 (144a)                         2,000,000        1,280
TV Azteca S.A. De C.V., 10.50%,
 2/15/07                                1,500,000        1,549
                                                    -----------
    TOTAL                                                7,081
                                                    -----------
CABLE TELEVISION (10.55%)
Adelphia Communications Corp., 9.50%,
 2/15/04 (PIK)                          2,668,506        2,709
Adelphia Communications Corp.,
 9.875%, 3/01/07                        1,000,000        1,058
Falcon Holdings Group, 11%, 9/15/03
 (PIK)                                  1,500,000        1,620
+Frontiervision Holdings Corp., LP
 11.875%, 9/15/07 (144a)                4,625,000        3,399
+Marcus Cable, 14.25%, 12/15/05         3,750,000        3,244
+NTL Inc., 11.50%, 2/01/06              3,000,000        2,329
+Telewest PLC, 11.00%, 10/01/07         2,000,000        1,553
                                                    -----------
    TOTAL                                               15,912
                                                    -----------
CHEMICALS (1.18%)
Tri Polyta Finance B V, 11.375%,
 12/01/03                               3,250,000        1,788
                                                    -----------
CONSUMER PRODUCTS (1.02%)
+Hedstrom Holdings Inc., 12.00%,
 6/01/09                                2,575,000        1,545
                                                    -----------
CONSUMER STAPLES (3.09%)
Iowa Select Farms, 10.75%, 12/1/05
 (144a)                                 2,250,000        2,309
North Atlantic Trading Inc., 11.00%,
 6/15/04                                2,250,000        2,351
                                                    -----------
    TOTAL                                                4,660
                                                    -----------
FINANCE COMPANIES (2.68%)
Olympic Financial Ltd., 11.50%,
 3/15/07                                4,000,000        4,040
                                                    -----------
INSURANCE (1.19%)
Superior National Capital Inc.,
 10.75%, 12/1/17 (144a)                 1,750,000        1,794
                                                    -----------
LEISURE RELATED (13.95%)
Alliance Gaming Corp., 10.00%, 8/1/07
 (144a)                                 2,250,000        2,253
Casino America Inc., 12.50%, 8/01/03    2,000,000        2,173
Cobblestone Holdings, Inc., 0.00%,
 6/01/04                                2,875,000        1,380
Hollywood Theatres, Inc., 10.625%,
 8/1/07 (144a)                          1,350,000        1,434

                                                      MARKET
                                                       VALUE
BONDS (72.80%)                         SHARES/PAR     (000'S)
---------------------------------------------------------------
LEISURE RELATED (CONTINUED)
Riviera Holdings, Inc., 10.00%,
 8/15/04 (144a)                        $2,250,000   $    2,233
Station Casinos Inc., 10.125%,
 3/15/06                                  500,000          528
Station Casinos Inc., 9.75%, 4/15/07    2,500,000        2,588
Town Sport, 9.75%, 10/15/04 (144a)      1,000,000        1,000
Trump Atlantic, 11.25%, 5/01/06         3,000,000        2,925
Trump Hotels & Casino Resorts,
 15.50%, 6/15/05                        2,000,000        2,280
Venetain Casino, 12.25%, 11/15/04
 (144a)                                 2,250,000        2,253
                                                    -----------
    TOTAL                                               21,047
                                                    -----------
MISCELLANEOUS-BASIC MATERIALS (1.59%)
Cemex S. A., 12.75%, 7/15/06            2,000,000        2,395
                                                    -----------
OIL-GAS PRODUCERS (1.51%)
Belden & Blake Corp., 9.875%, 6/15/07   2,250,000        2,273
                                                    -----------
PAPER (4.53%)
APP International Finance Company
 B.V. 11.75%, 10/1/05                   2,250,000        2,070
Grupo Indl Durango S.A. De C.V.,
 12.625%, 8/01/03                       2,000,000        2,245
Pindo Deli Fin Mauritius, 10.75%,
 10/1/07 (144a)                         2,925,000        2,516
                                                    -----------
    TOTAL                                                6,831
                                                    -----------
PROFESSIONAL SERVICES (1.65%)
+Decisionone Holdings Corp., 11.50%,
 8/1/08                                   775,000          496
Kinder-care Learn Center, 9.50%,
 2/15/09                                2,000,000        1,990
                                                    -----------
    TOTAL                                                2,486
                                                    -----------
RAILROAD (1.47%)
+TFM S.A. De C. V., 11.75%, 6/15/09
 (144a)                                 3,500,000        2,223
                                                    -----------
RETAIL-FOOD (3.49%)
Fleming Companies, Inc., 10.625%,
 7/31/07 (144a)                         2,250,000        2,374
Jitney - Jungle Stores America, Inc.,
 10.375%, 9/15/07                       2,000,000        2,075
+Pathmark Stores, Inc., 11.625%,
 6/15/02                                1,000,000          810
                                                    -----------
    TOTAL                                                5,259
                                                    -----------
RETAIL-GENERAL (1.46%)
Hollywood Entertainment Corp.,
 10.625%, 8/15/04                       2,250,000        2,205
                                                    -----------
SOAPS AND TOILETRIES (2.52%)
Revlon Worldwide Corp., 0.00%,
 3/15/01                                5,500,000        3,795
                                                    -----------
TELECOMMUNICATIONS (7.32%)
Comtel Brasileira Ltda., 10.75%,
 9/26/04 (144a)                         2,000,000        1,960
ITC Deltacom Inc., 11.00%, 6/01/07      2,875,000        3,163
++Mobilemedia Communications Inc.,
 10.50%, 12/01/03                       2,000,000          175

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1997

                                                      MARKET
                                                       VALUE
BONDS (72.80%)                         SHARES/PAR     (000'S)
---------------------------------------------------------------
TELECOMMUNICATIONS (CONTINUED)
+Nextel Communications, Inc., 10.65%,
 9/15/07 (144a)                        $2,375,000   $    1,496
+Nextel Communications, Inc., 9.75%,
 10/31/07 (144a)                        4,000,000        2,440
Paging Network Inc., 10.00%, 10/15/08   1,750,000        1,813
                                                    -----------
    TOTAL                                               11,047
                                                    -----------
TRUCKING AND SHIPPING (5.37%)
Greyhound Lines Inc., 11.50%, 4/15/07   3,875,000        4,282
Navigator Gas Transport PLC, 10.50%,
 6/30/07 (144a)                         1,000,000        1,060
Navigator Gas Transport PLC, 12%,
 6/30/07 (144a)                           900,000        1,013
Ryder Trucks, Inc., 10.00%, 12/01/06    1,750,000        1,750
                                                    -----------
    TOTAL                                                8,105
                                                    -----------
UTILITIES (1.47%)
Companhia De Saneamento Basico, 10%,
 7/28/05 (144a)                         1,250,000        1,113
Espirito Santo Centrais Electricad,
 10%, 7/15/07 (144a)                    1,250,000        1,112
                                                    -----------
    TOTAL                                                2,225
                                                    -----------
    TOTAL BONDS                                        109,825
                                                    -----------

                                                      MARKET
                                                       VALUE
PREFERRED STOCK (19.65%)               SHARES/PAR     (000'S)
---------------------------------------------------------------
BANKS (2.19%)
California Federated Capital Corp.        126,000   $    3,308
                                                    -----------
BROADCASTING (7.39%)
American Radio Systems Corp. (PIK)         18,769        2,231
Citadel Broadcasting Co. (144a)            13,331        1,553
Chancellor Radio (144a)                    22,253        2,559
Sinclair Capital                           43,500        4,807
                                                    -----------
    TOTAL                                               11,150
                                                    -----------
CABLE TELEVISION (5.59%)
Cablevision Systems Corp. (PIK)            52,798   $    6,257
NTL Inc. (PIK)                             18,823        2,174
                                                    -----------
    TOTAL                                                8,431
                                                    -----------
PRINTING AND PUBLISHING (3.10%)
Primedia Inc.                              35,000        3,684
Primedia Inc. (PIK)                        10,000        1,000
                                                    -----------
    TOTAL                                                4,684
                                                    -----------
                                                      MARKET
                                                       VALUE
PREFERRED STOCK (19.65%)               SHARES/PAR     (000'S)
---------------------------------------------------------------
UTILITY-GAS (1.38%)
Petroleum Heat & Power Inc. (144a)     $  103,750   $    2,074
                                                    -----------
    TOTAL PREFERRED STOCK                               29,647
                                                    -----------

                                                      MARKET
                                                       VALUE
MONEY MARKET INVESTMENTS (7.02%)       SHARES/PAR     (000'S)
---------------------------------------------------------------
PERSONAL CREDIT INSTITUTIONS (7.02%)
Associates Corp of N. A., 6.74%,
 1/2/98                                 7,100,000   $    7,099
Commerical Credit Company, 5.65%,
 1/28/98                                2,000,000        1,992
General Motors Acceptance Corp.,
 5.84, 1/14/98                          1,500,000        1,496
                                                    -----------
    TOTAL                                               10,587
                                                    -----------
    TOTAL MONEY MARKET
      INVESTMENTS                                       10,587
                                                    -----------

                                                      MARKET
                                                       VALUE
COMMON STOCK AND WARRANTS (0.53%)      SHARES/PAR     (000'S)
---------------------------------------------------------------
APPAREL AND TEXTILE (0.30%)
*Ithaca Industries Inc.                   136,000   $      451
                                                    -----------
FINANCE COMPANIES (0.04%)
Olympic Financial Ltd., warrants            4,000           60
                                                    -----------
LEISURE RELATED (0.20%)
Hedstrom Holdings                         156,184          195
*Cobblestone Holdings Inc.                  2,875          100
                                                    -----------
    TOTAL                                                  295
                                                    -----------
    TOTAL COMMON STOCK                                     806
                                                    -----------
    TOTAL HIGH YIELD BOND PORTFOLIO
      (COST $149,252)^                              $  150,865
                                                    -----------

 *Non-Income Producing.
 +Deferred interest security that receives no coupon payments until a predetermined date at which the stated coupon rate becomes effective. ++Defaulted Security.
PIK-Payment in Kind.

 ^At December 31, 1997, the aggregate cost of securities for federal income tax purposes was $149,252 and the net unrealized appreciation of investments based on that cost was $1,613 which is comprised of $7,108 aggregate gross unrealized appreciation and $5,495 aggregate gross unrealized depreciation.

    The Accompanying Notes are an Integral Part of the Financial Statements

Select Bond Portfolio
NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1997

                                                     MARKET
                                                      VALUE
BONDS (96.82%)                            PAR        (000'S)
--------------------------------------------------------------
CORPORATE BONDS (23.39%)
AUTO-RELATED (0.40%)
Hertz Corp., 9.04%, 6/14/00            $  900,000  $      960
                                                   -----------
BANK HOLDING COMPANIES (4.33%)
BT Institutional Capital Trust,
 7.75%, 12/1/26                         4,000,000       4,079
BT Preferred Capital Trust II,
 7.875%, 2/25/27                        6,000,000       6,228
                                                   -----------
    TOTAL                                              10,307
                                                   -----------
CHEMICALS AND ALLIED PRODUCTS (0.87%)
Dow Capital B.V., 8.5%, 6/8/10          1,800,000       2,083
                                                   -----------
COMMUNICATIONS (3.58%)
Panamsat, 0%, 8/1/03                    3,000,000       3,027
U.S. West Capital Funding Inc., 7.9%,
 2/1/27                                 1,000,000       1,084
WorldCom, Inc., 7.75%, 4/1/27           4,000,000       4,417
                                                   -----------
    TOTAL                                               8,528
                                                   -----------
CONSTRUCTION MACHINERY (0.43%)
Bufete Industrial SA ADS, 11.375%,
 7/15/99 (144a)                         1,000,000       1,030
                                                   -----------
ENERGY (1.06%)
Camuzzi Gas, 9.25%, 12/15/01            2,500,000       2,531
                                                   -----------
ELECTRIC SERVICES (5.38%)
Commonwealth Edison Co., 6.5%,
 4/15/00                                1,000,000       1,005
Long Island Lighting Co., 8.625%,
 4/15/04                                1,000,000       1,009
Long Island Lighting Co., 9.625%,
 7/1/24                                 1,500,000       1,544
Ohio Edison Company, 7.375%, 9/15/02    1,000,000       1,036
++Pacific Gas & Electric Co., 7.25%,
 3/1/26                                 3,500,000       3,641
Peco Energy Company, 7.75%, 3/1/23      1,150,000       1,199
++Public Service Electric And Gas
 Co., 6.875%, 1/1/03                    2,250,000       2,309
Texas Utilities Electric Co., 7.875%,
 3/1/23                                 1,000,000       1,068
                                                   -----------
    TOTAL                                              12,811
                                                   -----------
FINANCE (1.83%)
Associates Corp. of North America,
 7.95%, 2/15/10                         1,500,000       1,694
Industrial Credit and Investment Corp
 of India, 7.55%, 8/15/07, (144a)       3,000,000       2,670
                                                   -----------
                                                        4,364
                                                   -----------
GENERAL MERCHANDISE STORES (0.45%)
May Dept Stores Company, 7.45%,
 10/15/16                               1,000,000       1,072
                                                   -----------
MOTION PICTURE (1.33%)
News America Holdings Inc., 8.25%,
 8/10/18                                1,000,000       1,085

                                                     MARKET
                                                      VALUE
BONDS (96.82%)                            PAR        (000'S)
--------------------------------------------------------------
MOTION PICTURE (CONTINUED)
Time Warner Entertainment Inc.,
 7.25%, 9/1/08                         $2,000,000  $    2,078
                                                   -----------
    TOTAL                                               3,163
                                                   -----------
MOTOR VEHICLES (0.65%)
General Motors Corporation, 8.8%,
 3/1/21                                 1,250,000       1,550
                                                   -----------
PAPER AND ALLIED PRODUCTS (0.94%)
Grupo Industrial Durango, 12.625%,
 8/1/03                                 2,000,000       2,245
                                                   -----------
TEXTILES (1.03%)
Polysindo International Finance,
 11.375%, 6/15/06                       3,000,000       2,460
                                                   -----------
TOBACCO (1.11%)
Philip Morris Companies, 7.25%,
 1/15/03                                1,000,000       1,032
Philip Morris Companies, 9.25%,
 2/15/00                                  500,000         529
++RJR Nabisco Inc., 8.625%, 12/1/02     1,000,000       1,064
                                                   -----------
    TOTAL                                               2,625
                                                   -----------
    TOTAL CORPORATE BONDS                              55,729
                                                   -----------
GOVERNMENT BONDS (DOMESTIC AND FOREIGN) AND AGENCY BONDS
 (26.33%)
FOREIGN GOVERNMENT BONDS (5.11%)
Peru Flirb Reduction, 3.25%, 3/7/17     2,100,000       1,244
Poland - Bear - PDI, 4%, 10/27/14       1,500,000       1,296
+Poland Government, 12%, 10/12/01      15,000,000       3,168
+Poland Government, 12%, 2/12/03       10,000,000       2,058
Poland Government, 14%, 2/12/00         9,000,000       2,166
Vnesheconomban, 6.718%, 12/2/15         3,200,000       2,248
                                                   -----------
    TOTAL                                              12,180
                                                   -----------
FEDERAL GOVERNMENT AND AGENCIES (21.22%)
Federal National Mortgage Assoc.,
 6.22%, 2/1/06                          1,938,793       1,927
Federal National Mortgage Assoc.,
 6.24%, 1/1/06                          5,467,070       5,440
Federal National Mortgage Assoc.,
 6.32%, 2/1/06                          3,928,808       3,936
Federal National Mortgage Assoc.,
 6.5%, 9/25/05                          2,718,958       2,744
Federal National Mortgage Assoc.,
 6.75%, 12/25/23                        3,500,000       3,505
Federal National Mortgage Assoc.,
 6.96%, 10/1/07                         3,295,429       3,431
Federal National Mortgage Assoc.,
 7.0%, 6/1/03                             788,654         800
Federal National Mortgage Assoc.,
 7.23%, 1/25/22                         5,000,000       5,202
Federal National Mortgage Assoc.,
 7.36%, 4/1/11                          3,444,763       3,690
Federal National Mortgage Assoc.,
 8.4%, 2/25/09                          2,500,000       2,756
Federal National Mortgage Assoc.,
 10%, 10/1/17                             141,853         156
Federal National Mortgage Assoc.,
 11%, 9/1/17                           $2,102,536  $    2,387

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1997

                                                     MARKET
                                                      VALUE
BONDS (96.82%)                            PAR        (000'S)
--------------------------------------------------------------
FEDERAL GOVERNMENT AND AGENCIES (CONTINUED)
Federal National Mortgage Assoc.,
 11%, 12/1/12                          $  255,000  $      285
Federal National Mortgage Assoc.,
 11%, 12/1/17                             614,098         698
Federal National Mortgage Assoc.,
 12%, 9/1/17                              708,812         825
Federal National Mortgage Assoc.,
 12%, 9/1/12                            2,260,972       2,603
Federal National Mortgage Assoc.,
 12%, 10/1/17                           1,040,443       1,211
Federal National Mortgage Assoc.,
 12%, 12/1/12                             373,000         430
Federal National Mortgage Assoc.,
 12%, 12/1/17                             532,000         619
Federal National Mortgage Assoc.,
 12.25%, 12/01/17                         442,000         523
Federal National Mortgage Assoc.,
 13%, 11/1/12                             383,414         449
Federal National Mortgage Assoc.,
 13%, 11/1/17                             721,502         854
Federal National Mortgage Assoc.,
 13%, 12/1/17                             403,000         475
Federal National Mortgage Assoc.,
 14%, 12/1/17                             283,000         336
Government National Mortgage Assoc.,
 7%, 5/15/23                              422,708         427
Government National Mortgage Assoc.,
 7.5%, 1/15/24                          1,508,484       1,549
Government National Mortgage Assoc.,
 7.5%, 2/15/24                          1,602,195       1,645
Government National Mortgage Assoc.,
 8.5%, 11/15/24                           923,811         977
Government National Mortgage Assoc.,
 8.5%, 2/15/25                            118,027         124
Government National Mortgage Assoc.,
 8.5%, 3/15/23                             10,367          11
Government National Mortgage Assoc.,
 8.5%, 6/15/23                             14,456          15
Government National Mortgage Assoc.,
 8.5%, 6/15/24                            260,063         275
Government National Mortgage Assoc.,
 8.5%, 7/15/24                             64,949          69
Government National Mortgage Assoc.,
 8.5%, 9/15/21                            148,346         158
Government National Mortgage Assoc.,
 8.5%, 9/15/24                             12,523          13
                                                   -----------
    TOTAL                                              50,545
                                                   -----------
    TOTAL GOVERNMENT BONDS                             62,725
                                                   -----------
MORTGAGE BACKED AND ASSET BACKED SECURITIES (47.10%)
AUTO-RELATED (3.15%)
Daimler-Benz Vehicle Trust, Class A,
 5.85%, 7/20/03                         1,064,567       1,063
CIT RV Owner Trust, Class A, 6.25%,
 1/15/11                                1,003,318       1,005
Eaglemark Trust,Class A,6.75%,
 11/15/02 (144a)                        1,018,791       1,027
                                                     MARKET
                                                      VALUE
BONDS (96.82%)                            PAR        (000'S)
--------------------------------------------------------------
AUTO-RELATED (CONTINUED)
Team Fleet Financing
 Corporation,Class A, 6.65%, 12/15/02
 (144a)                                $3,200,000  $    3,239
Team Fleet Financing Corporation,
 Class A, 7.35%, 5/15/03 (144a)         1,125,000       1,169
                                                   -----------
    TOTAL                                               7,503
                                                   -----------
COMMERCIAL MORTGAGES (37.16%)
+Kmart CMBS Financing, Inc.,Class C,
 6.391%, 03/01/07 (144a)                1,500,000       1,496
+Kmart CMBS Financing, Inc., Class D,
 6.791%, 03/01/07 (144a)                2,000,000       2,000
Asset Securitization Corporation,
 Class CS2, 1.097%, 11/13/26 IO        52,000,000       3,429
Asset Securitization Corporation,
 Class CS1, 1.257%, 11/13/26 IO        22,210,492         920
Asset Securitization Corporation,
 Class PS1, 1.36707%, 2/14/41 IO       12,227,830       1,328
Chase Commercial Mortgage Securities
 Corp., Class B, 6.6%, 12/12/29         5,000,000       5,037
Chase Commercial Mortgage Securities
 Corp., Class A2, 6.6%, 12/12/29        2,000,000       2,000
Chase Commercial Mortgage Securities
 Corp., Class B,7.37%, 6/19/29          1,000,000       1,058
Chase Commercial Mortgage Securities
 Corp., Class D, 7.37%, 6/19/29         1,750,000       1,796
Commercial Mortgage Acceptance
 Corporation, Class B, 6.647%,
 12/15/30                               2,000,000       1,996
Credit Suisse First Boston Mortgage
 Securities Corp., Class D, 9.5914%,
 4/25/25 (144a)                           682,000         789
Credit Suisse First Boston Mortgage
 Securities Corp., Class B, 9.5914%,
 4/25/25 (144a)                         2,000,000       2,367
Credit Suisse First Boston Mortgage
 Securities Corp., Class C1, 7.26%,
 6/20/29 (144a)                         1,488,399       1,542
Credit Suisse First Boston Mortgage
 Securities Corp., Class C1, 7.28%,
 6/20/29 (144a)                         1,500,000       1,525
Credit Suisse First Boston Mortgage
 Securities Corp., Class D, 7.46%,
 6/20/29 (144a)                         3,500,000       3,509
DLJ Mortgage Acceptance Corporation,
 Class S,.3751%, 10/15/17 IO           89,862,718       2,408
DLJ Mortgage Acceptance Corporation,
 Class A1B, 7.29%, 11/12/21             2,250,000       2,356
The Equitable Life Insurance Society
 of the U S, Class C1, 7.52%, 5/15/06   2,000,000       2,100

NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1997

                                                     MARKET
                                                      VALUE
BONDS (96.82%)                            PAR        (000'S)
--------------------------------------------------------------
COMMERCIAL MORTGAGES (CONTINUED)
First Union-Lehman Brothers
 Commercial Mortgage Trust, Class C2,
 7.02%, 11/18/29                        4,000,000       4,035
First Union-Lehman Brothers
 Commercial Mortgage Trust, Class C1,
 7.44%, 4/18/07                         2,500,000       2,657
First Union-Lehman Brothers
 Commercial Mortgage Trust, IO,
 1.307%, 4/18/27                       36,440,146       2,847
Fleetwood Credit Corporation Grantor
 Trust, Class A, 6.4%, 5/15/13          1,416,794       1,427
GMAC Commercial Mortgage Securities,
 Inc., Class C2, 7.81%, 10/15/06
 (144a)                                 5,000,000       5,247
LB Commercial Conduit Mortgage Trust,
 Class IO, 1.248%, 10/25/26            68,392,491       4,366
LB Commercial Conduit Mortgage Trust,
 Class A3, 8.396%, 1/20/17              4,840,838       5,538
Malan Mortgage Securities Trust,
 Class A3, 7.8%, 8/15/05 (144a)         3,000,000       3,076
Merrill Lynch Mortgage Investors,
 Inc., Class C1, 7.12%, 6/18/29         2,500,000       2,583
Merrill Lynch Mortgage Investors,
 Inc., Class E, 7.12%, 6/18/29          4,500,000       4,519
Merrill Lynch Mortgage Investors,
 Inc., Class C, 8.154% , 6/18/29        1,950,000       2,009
Merrill Lynch Mortgage Investors,
 Inc., Class E, 8.858%, 6/18/29         2,000,000       2,110
Midland Realty Acceptance Corp.,
 Class AEC, 1.389%, 1/25/29 (144a) IO  14,652,029       1,145
NationsBank Lease Pass Thru Trust,
 Class 1, 7.442%, 1/10/11 (144a)        3,000,000       3,133
Nations Credit Grantor Trust, Class
 A1, 6.35%, 4/15/14                     2,859,386       2,865
Red Mountain Funding LLC, Class E,
 7.365%, 1/15/19                        1,500,000       1,533
Red Mountain Funding LLC, Class F,
 7.471%, 1/15/19                        1,800,000       1,771
                                                   -----------
    TOTAL                                              88,517
                                                   -----------
CREDIT CARD ASSET BACKED (0.84%)
Iroquois Trust, Class A, 6.752%,
 6/25/07                                2,000,000       2,007
                                                   -----------
MANUFACTURED HOUSING (1.64%)
Mid-State Trust VI, Class A3, 7.54%,
 7/1/35                                $1,256,650  $    1,317
Vanderbilt Mortgage and Finance,
 Inc., Class 1A4, 7.19%, 2/7/14         2,500,000       2,596
                                                   -----------
    TOTAL                                               3,913
                                                   -----------
                                                     MARKET
                                                      VALUE
BONDS (96.82%)                            PAR        (000'S)
--------------------------------------------------------------
OTHER ASSET BACKED (1.84%)
Greentree Recreation & Consumer
 Trust, Class A1, 6.49%, 2/15/18        2,567,117       2,578
Newcourt Equipment, Class B, 6.764%,
 9/20/04                                1,790,849       1,798
                                                   -----------
    TOTAL                                               4,376
                                                   -----------
RESIDENTIAL MORTGAGES (2.47%)
BCF L L C Mortgage Pass Thru
 Certificate, Class B3, 7.75%,
 3/25/37 (144a)                         3,957,508       3,995
Rural Housing Trust, Class D, 6.33%,
 4/1/26                                 1,903,595       1,883
                                                   -----------
    TOTAL                                               5,878
                                                   -----------
    TOTAL MORTGAGE BACKED AND
      ASSET BACKED SECURITIES                         112,194
                                                   -----------
    TOTAL BONDS                                       230,648
                                                   -----------
                                                     MARKET
                                                      VALUE
MONEY MARKET INVESTMENTS (3.18%)          PAR        (000'S)
--------------------------------------------------------------
GOVERNMENT (0.29%)
++Federal Home Loan Mortgage Company,
 5.610%, 2/13/98                       $  700,000  $      695
                                                   -----------
PERSONAL CREDIT INSTITUTIONS (1.30%)
Associates Corporation of N A, 6.74%,
 1/02/98                                3,100,000       3,099
                                                   -----------
TOBACCO (0.74%)
Phillip Morris Companies, 9.00%,
 5/15/98                                1,750,000       1,767
                                                   -----------
    TOTAL MONEY MARKET INSTRUMENTS                      5,561
                                                   -----------
COMMERCIAL MORTGAGES (0.85%)
BTC Mortgage Investors Trust, Class
 A, 6.255%, 9/1/98                      2,000,000       2,001
                                                   -----------
    TOTAL SHORT TERM
      INVESTMENTS                                       7,562
                                                   -----------
    TOTAL SELECT BOND PORTFOLIO
      (COST $234,165)^                             $  238,210
                                                   -----------
IO-Interest Only Security
+Floating rate security.
++Partially held by the custodian in segregated account as
  collateral for open futures postions. Information regarding open futures contracts as of December 31, 1997 is summarized below:

                                                              UNREALIZED
                                  NUMBER OF    EXPIRATION   (DEPRECIATION)
ISSUER                            CONTRACTS       DATE         (000'S)
--------------------------------  ----------  ------------  --------------
U.S. Treasury Bond Future            325       March 1998       (431)

^At December 31, 1997, the aggregate cost of securities for federal income tax purposes was $234,165 and the net unrealized appreciation of investments based on that cost was $4,046 which is comprised of $5,873 aggregate gross unrealized appreciation and $1,827 aggregate gross unrealized depreciation.

    The Accompanying Notes are an Integral Part of the Financial Statements

Money Market Portfolio
NORTHWESTERN MUTUAL SERIES FUND, INC.
Schedule of Investments
DECEMBER 31, 1997

                                                     MARKET
                                                      VALUE
MONEY MARKET INVESTMENTS (77.05%)         PAR        (000'S)
--------------------------------------------------------------
AUTOMOBILE REPAIR, SERVICES & PARKING (4.65%)
PHH Corporation, 6.00%, 10/27/1998     $9,000,000  $    8,997
                                                   -----------
CHEMICALS & ALLIED PRODUCTS (4.80%)
American Home Product Co, 5.55%,
 01/23/1998                             9,300,000       9,268
                                                   -----------
COMMUNICATIONS (10.53%)
Ameritech Corporation, 5.85%,
 01/28/1998                            10,000,000       9,956
Southern California Edison Co.,
 6.250%, 01/13/1998                     3,800,000       3,792
U.S. West Communications, 6.07%,
 01/08/1998                             6,655,000       6,647
                                                   -----------
    TOTAL                                              20,395
                                                   -----------
GOVERNMENT (2.54%)
Federal National Mortgage Assoc.,
 5.750%, 01/26/1998                     2,700,000       2,689
Federal National Mortgage Assoc.,
 5.730%, 01/30/1998                     2,248,000       2,238
                                                   -----------
    TOTAL                                               4,927
                                                   -----------
FINANCE (9.76%)
Chrysler Financial Corp., 5.85%,
 01/28/1998                             9,600,000       9,558
CIT Group, 5.56%, 02/11/1998            9,400,000       9,341
                                                   -----------
    TOTAL                                              18,899
                                                   -----------
PERSONAL CREDIT INSTITUTIONS (19.93%)
Beneficial Corp, 5.74%, 02/25/1998     10,000,000       9,912
Ford Motor Credit Company, 5.74%,
 01/28/1998                             9,600,000       9,559
General Electric Capital Corp.,
 5.60%, 2/25/1998                       9,600,000       9,518
General Motors Acceptance Corp.,
 5.85%, 01/16/1998                      5,000,000       4,988
GMAC, 7.125%, 05/11/1998                4,600,000       4,611
                                                   -----------
    TOTAL                                              38,588
                                                   -----------
PETROLEUM AND COAL PRODUCTS (1.64%)
E. I. Dupont De Nemours, 6.250%,
 01/14/1998                             3,189,000       3,182
                                                   -----------
SHORT TERM BUSINESS CREDIT (14.76%)
IBM Credit Corporation, 5.77%,
 01/14/1998                             6,100,000       6,087
IBM Credit Corporation, 5.779%,
 01/14/1998                             3,400,000       3,393

                                                     MARKET
                                                      VALUE
MONEY MARKET INVESTMENTS (77.05%)         PAR        (000'S)
--------------------------------------------------------------
SHORT TERM BUSINESS CREDIT (CONTINUED)

Sears Roebuck Acceptance Corp.,
 5.79%, 02/06/1998                     $9,700,000  $    9,644
Transamerica Financial Corp., 5.70%,
 01/28/1998                             9,500,000       9,459
                                                   -----------
    TOTAL                                              28,583
                                                   -----------
TOBACCO PRODUCTS (4.84%)
Phillip Morris Companies Inc, 6.375%,
 01/15/1998                             6,850,000       6,850
Phillip Morris Companies Inc, 9.00%,
 05/15/1998                             2,500,000       2,528
                                                   -----------
    TOTAL                                               9,378
                                                   -----------
UTILITY-ELECTRIC (3.60%)
National Rural Utility Co., 5.55%,
 01/22/1998                             7,000,000       6,977
                                                   -----------
    TOTAL MONEY MARKET
      INVESTMENTS                                  $  149,194
                                                   -----------

                                                     MARKET
                                                      VALUE
ASSET-BACKED SECURITIES (22.95%)          PAR        (000'S)
--------------------------------------------------------------
AUTO RELATED (2.35%)
Carco Auto Loan Master Trust, 5.625%,
 11/15/1998 (Variable rate; putable;
 coupon indexed to one month
 Commercial Paper rate plus 7.5 basis
 points; reset monthly)                $4,550,000  $    4,550
                                                   -----------
FINANCE LESSORS (20.60%)
Asset Securitization, 5.74%,
 02/11/1998                             9,600,000       9,537
Receivable Capital Trust, 5.75%,
 01/05/1998                             9,500,000       9,494
Receivable Capital Trust, 5.76%,
 01/23/1998                             1,885,000       1,879
Ciesco LP, 5.75%, 02/11/1998            9,500,000       9,438
Preferred Receivable Funding, 5.82%,
 02/10/1998                             9,600,000       9,538
                                                   -----------
    TOTAL                                              39,886
                                                   -----------
    TOTAL ASSET-BACKED SECURITIES                      44,436
                                                   -----------
    TOTAL MONEY MARKET PORTFOLIO
      (COST $193,630)^                             $  193,630
                                                   -----------

^Also represents cost for federal income tax purposes.

    The Accompanying Notes are an Integral Part of the Financial Statements

                                       PART C
                                 OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

          (a)  Financial Statements

               FINANCIAL STATEMENTS INCLUDED IN THE PROSPECTUS:
               Financial Highlights

               1997 FINANCIAL STATEMENTS FOR NORTHWESTERN MUTUAL
               SERIES FUND, INC. INCLUDED IN THE STATEMENT OF
               ADDITIONAL INFORMATION:
               Report of Independent Accountants
               Statement of Assets and Liabilities
               Statement of Operations
               Statement of Changes in Net Assets
               Financial Highlights
               Notes to Financial Statements
               Schedules of Investments

          (b)  Exhibits

          Exhibit B(2)   Amendment to By-Laws.

          Exhibit B(11)  Consent of Price Waterhouse LLP.

          Exhibit B(16)  Schedule of computation for the Money Market
                         Portfolio's yield quotation for the seven-day period ended March 31, 1998, as provided in the Registration Statement.

          Exhibit 27     Financial Data Schedule for period ended December 31,
                         1997.

Item 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
          Shares of the Registrant have been offered and sold only to The Northwestern Mutual Life Insurance Company ("Northwestern Mutual Life"), a mutual insurance company organized by a special act of the Wisconsin Legislature, and its separate investment accounts created pursuant to Wisconsin insurance laws. Certain of the separate investment accounts are registered under the Investment Company Act of 1940 as unit investment trusts, and the purchasers of variable annuity contracts and variable life insurance policies issued in connection with such accounts have the right to instruct Northwestern Mutual Life with respect to the voting of the Registrant's shares held by those accounts. Subject to such voting instruction rights, Northwestern Mutual Life and its separate investment accounts directly control the Registrant. However, the present practice of Northwestern Mutual Life, as disclosed elsewhere in this Amended Registration Statement, is to vote the shares of the Registrant held as general assets in the same proportions as the shares for which voting instructions are reserved. Subsidiaries of Northwestern Mutual Life when considered in the aggregate as a single subsidiary would not constitute a significant subsidiary.

Item 26.  NUMBER OF HOLDERS OF SECURITIES

          All of the outstanding shares of the Registrant are owned by Northwestern Mutual Life and are allocated among the general assets and four separate investment accounts.

Item 27.  INDEMNIFICATION

          Article IX of Registrant's by-laws is included as Exhibit 2 to the Registration Statement under the Securities Act of 1933 and the Investment Company Act of 1940. The by-laws of Northwestern Mutual Life permit indemnification by Northwestern Mutual Life of persons who are serving as directors of another corporation at the request of Northwestern Mutual Life. Pursuant to the by-law provision, the Trustees of Northwestern Mutual Life have adopted a resolution extending to all of the directors of the Registrant the benefits of the indemnification arrangements for employees, officers and Trustees of Northwestern Mutual Life. Directors' and officers' liability insurance which covers the directors and officers of the Registrant as well as Trustees and officers of Northwestern Mutual Life is also in force. The amount of coverage is $15 million. The deductible amount is $5,000 per person and $50,000 in the aggregate, except that the deductible amount is $1,000,000 ($1 million) for claims covered by corporate indemnification. The cost of this insurance is allocated among Northwestern Mutual Life and its subsidiaries and no part of the premium has been paid by the Registrant.

Item 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

          In addition to its investment advisory function, Northwestern Mutual Investment Services, Inc. ("NMIS"), the Registrant's investment adviser, is responsible for the selection, training and supervision of life insurance agents of Northwestern Mutual Life who engage in the distribution of variable life insurance policies and variable annuity contracts issued by Northwestern Mutual Life. The directors and officers of NMIS also serve as officers of Northwestern Mutual Life.

Item 29.  PRINCIPAL UNDERWRITERS

          Not applicable.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

          Pursuant to the investment advisory agreement, NMIS, the Registrant's adviser, provides facilities and personnel for maintaining the Registrant's books and records. Northwestern Mutual Life is also a party to the agreement and provides space, facilities and personnel used in carrying out this function. Documents are kept at 720 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, the address of NMIS and of Northwestern Mutual Life.

Item 31.  MANAGEMENT SERVICES

          Not applicable.

Item 32.  UNDERTAKINGS

          Not applicable.

                                     SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee, and State of Wisconsin, on the 28th day of April, 1998.

                              NORTHWESTERN MUTUAL SERIES FUND, INC.
                                (Registrant)

                              By: JAMES D. ERICSON
                                 ------------------------------------------
                                 James D. Ericson, President

     Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

          Signature                     Title
          ---------                     -----

/s/ JAMES D. ERICSON               President, Director
------------------------------     and Principal Executive
James D. Ericson                   Officer

/s/ MARK G. DOLL                   Vice President,
------------------------------     Treasurer and Principal
Mark G. Doll                       Financial Officer

/s/ BARBARA E. COURTNEY            Controller and
------------------------------     Principal Accounting
Barbara E. Courtney                Officer                       Dated
                                                                 April 28,
                                                                 1998
/s/ WILLIAM J. BLAKE*              Director
------------------------------
William J. Blake

/s/ STEPHEN N. GRAFF*              Director
------------------------------
Stephen N. Graff

/s/ MARTIN F. STEIN*               Director
------------------------------
Martin F. Stein

/s/ JOHN K. MACIVER*               Director
------------------------------
John K. MacIver*

/s/ WILLIAM A. MCINTOSH*           Director
------------------------------
William A. McIntosh

* By /s/ JAMES D. ERICSON
     -----------------------------------
      James D. Ericson, Attorney
      in fact, pursuant to the Power
      of Attorney attached hereto

                                 POWER OF ATTORNEY

     The undersigned Directors of Northwestern Mutual Series Fund, Inc. (the "Company"), hereby constitute and appoint James D. Ericson and Edward J. Zore, or either of them, their true and lawful attorneys and agents, to sign the names of the undersigned Directors to any instruments or documents filed as part of or in connection with or in any way related to the registration statement or statements and any and all amendments thereto, to be filed under the Securities Act of 1933 in connection with shares of the common stock of the Company offered to the public; and each of the undersigned hereby ratifies and confirms all that said attorneys and agents shall do or cause to be done by virtue hereof.

     IN WITNESS WHEREOF, each of the undersigned has subscribed these presents, as indicated, February 5, 1998.




                                   /s/  STEPHEN N. GRAFF     Director
                                   --------------------------
                                   Stephen N. Graff



                                   /s/ WILLIAM J. BLAKE      Director
                                   --------------------------
                                   William J. Blake



                                   /s/ JOHN K. MACIVER       Director
                                   --------------------------
                                   John K. MacIver



                                   /s/ MARTIN F. STEIN       Director
                                   --------------------------
                                   Martin F. Stein



                                   /s/ JAMES D. ERICSON      Director
                                   --------------------------
                                   James D. Ericson



                                   /s/ WILLIAM A. MCINTOSH    Director
                                   --------------------------
                                   William A. McIntosh

                                   EXHIBIT INDEX
                           EXHIBITS FILED WITH FORM N-1A
                         POST-EFFECTIVE AMENDMENT NO. 15 TO
                     REGISTRATION STATEMENT UNDER SECTION 6 OF
                             THE SECURITIES ACT OF 1933
               AND SECTION 8(b) OF THE INVESTMENT COMPANY ACT OF 1940
                                        FOR
                       NORTHWESTERN MUTUAL SERIES FUND, INC.


Exhibit Number           Exhibit Name
--------------           ------------

Exhibit B(2)             Amendment to the By-Laws of Northwestern Mutual Series
                         Fund, Inc.

Exhibit B(11)            Consent of Price Waterhouse LLP.

Exhibit B(16)            Schedule of computation for the Money Market
                         Portfolio's yield quotation for the seven-day period ended March 31, 1998, as provided in the Registration
                         Statement.

Exhibit 27 Financial Data Schedule for period ended December 31, 1997 for each Portfolio of Northwestern Mutual Series Fund, Inc.